Registration Statement No. 333-40193

811-08477

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 7

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 7

THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS INSURANCE COMPANY

(Name of Depositor)

_____________

One Cityplace,
Hartford, Connecticut 06103-3415
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (860) 308-1000

ERNEST J. WRIGHT
The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]	on ___________ pursuant to paragraph (b) of Rule 485.

[ X ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ N/A ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this filing is to add a Prospectus and Statement of Additional Information to the Registration Statement that was filed on April 24, 2003 (File No. 333-40193) and declared effective on May 1, 2003. The Prospectus and Statement of Additional Information included in the aforementioned Registration Statement are hereby incorporated by reference to this filing.

PART A

Information Required in a Prospectus

Travelers Life & Annuity Marquis Portfolios Prospectus:

The Travelers Separate Account TM For Variable Annuities
The Travelers Separate Account TM II For Variable Annuities

This prospectus describes Travelers Life & Annuity Marquis Portfolios, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

Your premium (“Purchase Payments”) accumulates on a variable basis in one or more of our Variable Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AllianceBernstein Variable Product Series Fund, Inc.	Putnam Variable Trust
AllianceBernstein Growth and Income Portfolio — Class B(1)	Putnam VT International Equity Fund — Class IB Shares(5)
AllianceBernstein Premier Growth Portfolio — Class B(2)	Putnam VT Small Cap Value Fund — Class IB Shares
American Funds Insurance Series	Salomon Brothers Variable Series Funds Inc.
Global Growth Fund — Class 2 Shares	All Cap Fund — Class I(6)
Growth Fund — Class 2 Shares	Investors Fund — Class I
Growth-Income Fund — Class 2 Shares	Smith Barney Investment Series
Delaware VIP Trust	Smith Barney Large Cap Core Portfolio
Delaware VIP REIT Series — Standard Class	The Travelers Series Trust
Delaware VIP Small Cap Value Series — Standard Class	Equity Income Portfolio
Dreyfus Variable Investment Fund	Federated High Yield Portfolio
Dreyfus Variable Investment Fund — Appreciation Portfolio —	Large Cap Portfolio
Initial Shares	Lazard International Stock Portfolio
Dreyfus Variable Investment Fund — Developing Leaders Portfolio	MFS Emerging Growth Portfolio
— Initial Shares(3)	MFS Mid Cap Growth Portfolio
Franklin Templeton Variable Insurance Products Trust	MFS Research Portfolio
Franklin Small Cap Fund — Class 2 Shares	MFS Value Portfolio
Mutual Shares Securities Fund — Class 2 Shares	Pioneer Fund Portfolio(7)
Templeton Developing Markets Securities Fund — Class 2 Shares	U.S. Government Securities Portfolio
Templeton Foreign Securities Fund — Class 2 Shares	Travelers Series Fund Inc.
Greenwich Street Series Fund	AIM Capital Appreciation Portfolio
Appreciation Portfolio	Alliance Growth Portfolio
Fundamental Value Portfolio	Smith Barney Aggressive Growth Portfolio
Janus Aspen Series	Smith Barney High Income Portfolio
Growth and Income Portfolio — Service Shares	Smith Barney Large Capitalization Growth Portfolio
International Growth Portfolio — Service Shares	Smith Barney Mid Cap Core Portfolio
Mid Cap Growth Portfolio — Service Shares(4)	Smith Barney Money Market Portfolio
Lazard Retirement Series, Inc.	Travelers Managed Income Portfolio
Lazard Retirement Small Cap Portfolio	Van Kampen Life Investment Trust
Lord Abbett Series Fund, Inc.	Emerging Growth Portfolio Class II Shares
Growth and Income Portfolio	Variable Annuity Portfolios
Mid-Cap Value Portfolio	Smith Barney Small Cap Growth Opportunities Portfolio
PIMCO Variable Insurance Trust	Variable Insurance Products Fund III
Total Return Portfolio — Administrative Class	Mid Cap Portfolio — Service Class 2

______________

(1)	Formerly Growth and Income Portfolio — Class B	(5)	Formerly Putnam VT International Growth Fund — Class IB Shares
(2)	Formerly Premier Growth Portfolio — Class B	(6)	Formerly Capital Fund — Class I
(3)	Formerly Small Cap Portfolio — Initial Shares	(7)	Formerly Utilities Portfolio
(4)	Formerly Aggressive Growth Portfolio — Service Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated ------, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus ------, 2003

TABLE OF CONTENTS

Glossary	3	Payment Options	31
Summary	5	Election of Options	31
Fee Table	8	Annuity Options	32
Condensed Financial Information	14	Variable Liquidity Benefit	32
The Annuity Contract	14	Miscellaneous Contract Provisions	32
Contract Owner Inquiries	14	Right to Return	32
Purchase Payments	14	Termination	33
Accumulation Units	14	Required Reports	33
The Variable Funding Options	15	Suspension of Payments	33
Charges and Deductions	18	The Separate Accounts	33
General	18	Performance Information	34
Transfer Charge	19	Federal Tax Considerations	34
Administrative Charges	19	Non-Resident Aliens	34
Mortality and Expense Risk Charge	20	General Taxation of Annuities	35
E.S.P. Charge	20	Types of Contracts: Qualified or Nonqualified	35
GMWB Charge	20	Nonqualified Annuity Contracts	35
Variable Funding Option Expenses	20	Puerto Rico Tax Considerations	36
Premium Tax	20	Qualified Annuity Contracts	36
Changes in Taxes Based upon		Penalty Tax for Premature
Premium or Value	20	Distributions	36
Transfers	20	Diversification Requirements for
Automatic Rebalancing	21	Variable Annuities	36
Dollar Cost Averaging		Ownership of the Investments	36
Asset Allocation Program	21	Mandatory Distributions for Qualified Plans	37
Access to Your Money	22	Taxation of Death Benefit Proceeds	37
Guaranteed Minimum Withdrawal Benefit	22	Other Information	37
Systematic Withdrawals	22	The Insurance Companies	37
Ownership Provisions	24	Financial Statements	37
Types of Ownership	24	Distribution of Variable Annuity Contracts	37
Contract Owner	24	Conformity with State and Federal Laws	38
Beneficiary	24	Voting Rights	38
Annuitant	24	Legal Proceedings and Opinions	38
Contingent Annuitant	25	Appendix A: Condensed Financial Information
Death Benefit	25	for The Travelers Insurance Company:
Death Proceeds before the Maturity Date	25	Separate Account TM	A-1
Payment of Proceeds	27	Appendix B: Condensed Financial Information
Spousal Contract Continuance	29	for The Travelers Life and Annuity Company:
Beneficiary Contract Continuance	29	Separate Account TM II	B-1
Planned Death Benefit	29	Appendix C: Contents of the Statement
Death Proceeds after the Maturity Date	30	of Additional Information	C-1
The Annuity Period	30
Maturity Date	30
Allocation of Annuity	30
Variable Annuity	30
Fixed Annuity	31

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an Annuity or Income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — A Subaccount of the Separate Account that invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Life & Annuity Marquis Portfolios

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities (“Separate Account TM”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities (“Separate Account TM II”). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. You can also make or lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

If you are age 85 or younger (79 or younger if you select the Enhanced Death Benefit), you may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.65% for the Standard Death Benefit and 1.80% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the rider effective date.

If you select the Guaranteed Minimum Withdrawal Benefit (“GMWB”), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. (Please refer to the Death Benefit section in the prospectus for more details.)

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Asset Allocation Program. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
    Guaranteed Minimum Withdrawal Benefit. (“Principal Guarantee”) For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you either 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payment has been returned in full.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, taking withdrawals from, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, take withdrawals from the Contract, surrender the Contract, or transfer Contract Value between Funding Options. Expenses shown do not include premium taxes, which may be applicable.

Contract Owner Transaction Expenses

   Transfer Charge                  $10(1)

   (assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Administrative Charge         $40(2)

Separate Account Annual Expenses

(as a percentage of average daily net assets of the Separate Account)

	Standard Death Benefit	Enhanced Death Benefit
Mortality and Expense Risk Charge	1.65%	1.80%
Administrative Expense Charge	0.15%	0.15%
Total Separate Account Annual Charges With No Optional Features Selected	1.80%	1.95%
Optional E.S.P. Charge	0.25%	0.25%
Total Separate Account Annual Charges With E.S.P. Only Selected	2.05%	2.20%
Optional GMWB Charge	1.00%(3)	1.00%(3)
Total Separate Account Annual Charges With GMWB Only Selected	2.80%	2.95%
Total Separate Account Annual Charges With E.S.P. And GMWB Selected	3.05%	3.20%

______________

(1)	We currently do not assess the transfer charge.

(2)	We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

(3)	We currently charge 0.40% annually for GMWB.

Variable Funding Option Expenses:

The next item shows the minimum and maximum total operating expenses charged by any of the Funds as of December 31, 2002. The second item shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses*	0.42%	1.83%

*expenses that are deducted from the Underlying Fund assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option as of December 31, 2002, unless otherwise indicated)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B*	0.63%	0.25%	0.05%	0.93%
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.34%	0.25%	0.01%	0.60%
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%(1)
Delaware VIP Small Cap Value Series — Standard Class	0.75%	—	0.10%	0.85%(2)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares*	0.53%	0.25%	0.31%	1.09%(3)
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(3)
Templeton Developing Markets Securities Fund — Class 2 Shares*	1.25%	0.25%	0.33%	1.83%(4)
Templeton Foreign Securities Fund — Class 2 Shares*	0.70%	0.25%	0.20%	1.15%(3)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(12)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(12)
Janus Aspen Series
Growth and Income Portfolio — Service Shares*	0.65%	0.25%	0.11%	1.01%(5)
International Growth Portfolio — Service Shares*	0.65%	0.25%	0.09%	0.99%(5)
Mid Cap Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(6)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio*	0.75%	0.25%	0.42%	1.42%(7)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	0.50%	—	0.46%	0.96%(8)
Mid-Cap Value Portfolio	0.75%	—	0.40%	1.15%(9)
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(10)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(11)
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.09%	0.84%(13)
Federated High Yield Portfolio	0.71%	—	0.18%	0.89%(12)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(14)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(15)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(12)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(16)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(16)
MFS Value Portfolio	0.81%	—	0.32%	1.13%(16)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(14)
U.S. Government Securities Portfolio	0.38%	—	0.06%	0.44%(15)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(18)
Alliance Growth Portfolio	0.80%	—	0.03%	0.83%(18)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(19)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(18)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.15%	0.90%
Smith Barney Money Market Portfolio	0.38%	—	0.04%	0.42%
Travelers Managed Income Portfolio	0.65%	—	0.04%	0.69%(18)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(20)

______________

     *   The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

     #   Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

     (1)   The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

     (2)   The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreemen t, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

     (3)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

     (4)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

     (5)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements.

     (6)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements. Formerly, Aggressive Growth Portfolio.

     (7)   The Fund maintains a voluntary expense cap of 1.25%.

     (8)   “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year.

     (9)   “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year. For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund’s expenses to the extent necessary to maintain its “Other Expenses” at an aggregate rate of 0.40% of its average daily net assets.

     (10)   “Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (11)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (12)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

     (13)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

     (14)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

     (15)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

     (16)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

     (17)   The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for adminstrative services.

     (18)   Fund has a voluntary expense cap of 1.25%.

     (19)   Fund has a voluntary expense cap of 1.00%.

     (20)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Contract for the time periods indicated. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund fees and expenses.

The example shows what your costs would be under certain hypothetical situations. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown. We base the example on the maximum total annual expenses of the Underlying Funds for the year ended December 31, 2002. The example is based on the Funds’ maximum Total Annual Operating Expenses before reimbursement, and does not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, and Separate Account charges of 3.20%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The example also reflects the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	417	1263	2122	4335	417	1263	2122	4335
AllianceBernstein Premier Growth Portfolio — Class B	455	1370	2294	4642	455	1370	2294	4642
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	420	1271	2136	4360	420	1271	2136	4360
Growth Fund — Class 2 Shares	390	1182	1993	4101	390	1182	1993	4101
Growth-Income Fund — Class 2 Shares	385	1168	1970	4058	385	1168	1970	4058
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	408	1237	2081	4261	408	1237	2081	4261
Delaware VIP Small Cap Value Series — Standard Class	409	1240	2086	4269	409	1240	2086	4269
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	403	1220	2053	4211	403	1220	2053	4211
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	406	1228	2067	4236	406	1228	2067	4236
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	433	1308	2195	4466	433	1308	2195	4466
Mutual Shares Securities Fund — Class 2 Shares	430	1300	2181	4442	430	1300	2181	4442
Templeton Developing Markets Securities Fund — Class 2 Shares	505	1515	2524	5042	505	1515	2524	5042
Templeton Foreign Securities Fund — Class 2 Shares	439	1325	2222	4515	439	1325	2222	4515
Greenwich Street Series Fund
Appreciation Portfolio	402	1217	2049	4202	402	1217	2049	4202
Fundamental Value Portfolio	403	1220	2053	4211	403	1220	2053	4211
Janus Aspen Series
Growth and Income Portfolio — Service Shares	425	1285	2159	4401	425	1285	2159	4401
International Growth Portfolio — Service Shares	423	1280	2150	4385	423	1280	2150	4385
Mid Cap Growth Portfolio — Service Shares	416	1260	2118	4327	416	1260	2118	4327
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	465	1401	2344	4729	465	1401	2344	4729
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	420	1271	2136	4360	420	1271	2136	4360
Mid-Cap Value Portfolio	439	1325	2222	4515	439	1325	2222	4515
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	391	1185	1998	4109	391	1185	1998	4109

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares	448	1351	2263	4587	448	1351	2263	4587
Putnam VT Small Cap Value Fund — Class IB Shares	441	1331	2231	4531	441	1331	2231	4531
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	421	1274	2141	4368	421	1274	2141	4368
Investors Fund — Class I	406	1228	2067	4236	406	1228	2067	4236
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	417	1263	2122	4335	417	1263	2122	4335
The Travelers Series Trust
Equity Income Portfolio	408	1237	2081	4261	408	1237	2081	4261
Federated High Yield Portfolio	413	1251	2104	4302	413	1251	2104	4302
Large Cap Portfolio	409	1240	2086	4269	409	1240	2086	4269
Lazard International Stock Portfolio	430	1300	2181	4442	430	1300	2181	4442
MFS Emerging Growth Portfolio	413	1251	2104	4302	413	1251	2104	4302
MFS Mid Cap Growth Portfolio	417	1263	2122	4335	417	1263	2122	4335
MFS Research Portfolio	418	1265	2127	4344	418	1265	2127	4344
MFS Value Portfolio	437	1319	2213	4499	437	1319	2213	4499
Pioneer Fund Portfolio	424	1281	2154	4393	424	1281	2154	4393
U.S. Government Securities Portfolio	369	1122	1895	3920	369	1122	1895	3920
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	409	1240	2086	4269	409	1240	2086	4269
Alliance Growth Portfolio	408	1234	2076	4253	408	1234	2076	4253
Smith Barney Aggressive Growth Portfolio	408	1234	2076	4253	408	1234	2076	4253
Smith Barney High Income Portfolio	394	1194	2012	4135	394	1194	2012	4135
Smith Barney Large Capitalization Growth Portfolio	405	1225	2063	4228	405	1225	2063	4228
Smith Barney Mid Cap Core Portfolio	414	1254	2108	4311	414	1254	2108	4311
Smith Barney Money Market Portfolio	367	1116	1886	3902	367	1116	1886	3902
Travelers Managed Income Portfolio	394	1194	2012	4135	394	1194	2012	4135
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	427	1291	2168	4418	427	1291	2168	4418
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	414	1254	2108	4311	414	1254	2108	4311
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	419	1268	2131	4352	419	1268	2131	4352

______________

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in additional charge to you.

We may offer other variable annuity contracts, which also may invest in the same Variable Funding Options (or many of the same) offered under the Contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your agent.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Life & Annuity Marquis Portfolios is a Contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

We encourage you to compare and contrast the fees, expenses, benefits and features of the variable annuity described in this prospectus against those of other investment products, including other variable annuity products offered by us. Before purchasing this or any other investment product you should consider whether this or any other product is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and other personal characteristics or needs.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses. There is no assurance that any of the Underlying Funds will meet its investment objectives. Please note that during extended periods of low interest rates, the yields of the subaccount that invest in the Smith Barney Money Market Portfolio may also become extremely low and possibly negative. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. A substituted Underlying Fund may have different fees and expenses. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	Seeks reasonable current income and appreciation. The Fund normally invests in dividend-paying common stocks considered to be good quality.	Alliance Capital Management L.P. (“Alliance”)
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	CRM
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM

Funding Option	Investment Objective	Investment Adviser/Subadviser

Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company (“Delaware”)
Delaware VIP Small Cap Value Series — Standard Class	Seeks capital appreciation. The Fund normally invests in securities of small capitalization companies.	Delaware
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in small capitalization companies.	Franklin Advisers, Inc.
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund — Class 2 Shares	Seeks long-term capital appreciation. The Fund normally invests in the investments of emerging market countries, primarily equity securities.	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in investments, primarily equity securities, of issuers located outside of the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
Janus Aspen Series
Growth and Income Portfolio — Service Shares	Seeks long-term capital growth and current income. The Fund normally invests in common stocks selected for their growth potential and in securities selected for their income potential.	Janus Capital Management LLC (“Janus Capital”)
International Growth Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of issuers from at least five countries, excluding the U.S.	Janus Capital
Mid Cap Growth Portfolio — Service Shares	Seeks capital growth. The Fund normally invests in equity securities of mid-sized companies.	Janus Capital
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Seeks long-term capital appreciation. The Fund normally invests in equity securities, principally common stocks, of relatively small U.S. companies that are believed to be undervalued based on their earnings, cash flow or asset values.	Lazard Asset Management, LLC

Funding Option	Investment Objective	Investment Adviser/Subadviser

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value. The Fund normally invests in equity securities of large, seasoned, U.S. and multinational companies believed to be undervalued.	Lord Abbett & Co.
Mid-Cap Value Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Lord Abbett & Co.
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Federated High Yield Portfolio	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC Subadviser: Federated Investment Management Company
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
MFS Value Portfolio	Seeks capital appreciation and reasonable income. The Fund normally invests in income producing equity securities of companies believed to be undervalued in the market.	TAMIC Subadviser: MFS

Funding Option	Investment Objective	Investment Adviser/Subadviser

Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
U.S. Government Securities Portfolio	Seeks current income, total return and high credit quality. The Fund normally invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in the equity securities of U.S. companies.	TIA Subadviser: Alliance
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of medium sized companies.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital. The Fund normally invests in U.S. corporate debt and U.S. government securities.	TAMIC
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen Asset Management Inc.
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	Fidelity Management & Research Company (“FMR”)

   CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

    the available funding options and related programs (including portfolio rebalancing, asset allocation and systematic withdrawal programs);
    administration of the annuity options available under the Contracts, and the distribution of various reports to Contract Owners; and
    the ability to engage in telephone and Internet transactions.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
    sales and marketing expenses including commission payments to your sales agent; and
    other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the Contract Value; and
    that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

            (1)   from the distribution of death proceeds

            (2)   after an annuity payout has begun or

            (3)   if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, this charge equals 1.65% annually. If you choose the Enhanced Death Benefit, this charge equals 1.80% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option.

GMWB Charge

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

  1.   Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred
    the number of transfers you made within the previous three months whether your transfers follow a pattern designed to take advantage of short term market fluctuations whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group

  2.   Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner or reject the transfer or exchange instructions of individual owners who have executed preauthorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request, which exceeds twelve per year. None of these restrictions are applicable to transfers made under an asset allocation program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Automatic Rebalancing

Once your Purchase Payment has been allocated among the Variable Funding Options, the performance of each Funding Option may cause your allocation percentages to shift. This may cause a different investment risk exposure than what you had intended: rebalancing will return your allocation percentages to what you had targeted.

You may instruct us to automatically rebalance (on a monthly, quarterly, semi-annual or annual basis) your assets among the Variable Funding Options to return to the percentages specified in your allocation instructions. The program does not include allocations to the Fixed Account, or Funds participating in the CHART( Program, and allocations can only be for 8 Funding Options for Qualified Contracts. You may elect to participate in the Automatic Rebalancing program at any time by completing the Automatic Rebalancing form. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, Automatic Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Automatic Rebalancing. There is no additional charge for using Automatic Rebalancing, and we do not consider Automatic Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering the Automatic Rebalancing program at any time and for any reason. Automatic Rebalancing does not assure a profit or protect against a loss.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION PROGRAM

Under the asset allocation program, your Purchase Payments are allocated among a set of funding options based on asset allocation models, which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional Purchase Payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons. Outstanding loans will reduce values and benefits under the Contract.

From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change.

In order to participate in this program, you will need to complete the required questionnaire. All Travelers Life & Annuity Marquis Portfolios contract features will continue to apply. Contact your financial consultant for additional information.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Principal Guarantee”)

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, (“RBB”), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit (“AWB”).

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Withdrawals: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:

	Assumes 15% gain on investment			Assumes 15% loss on investment

	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Contract date	$100,000	$100,000	$5,000	$100,000	$100,000	$5,000
Immediately prior to withdrawal, Contract Year two	$115,000	$100,000	$5,000	$85,000	$100,000	$5,000
Immediately after withdrawal, Contract Year two	$105,000	$91,304	$4,565	$75,000	$88,235	$4,412
		[100,000 – (100,000 x 10,000/115,000)]	[5,000 – (5,000 x 10,000/115,000)]		[100,000 – (100,000 x 10,000/85,000)]	[5,000 – (5,000 x 10,000/85,000
Change in Value due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,696	$435	$10,000	$11,765	$588

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

  ?The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.
  ?The total annual payment amount will equal the AWB and will never exceed your RBB and
  ?We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70½. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date. Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

    the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant
    all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance (“Death Report Date”).

Death Proceeds before the Maturity Date

Note:   If the Contract Owner dies before the Annuitant, the death benefit is recalculated replacing all references to “Annuitant” with “Contract Owner.”

Standard Death Benefit

We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

  (1)   the Contract Value on the Death Report Date; or
  (2)   Adjusted Purchase Payments, as described below.

Enhanced Death Benefit

We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

  (1)   the Contract Value on the Death Report Date or
  (2)   Adjusted Purchase Payments, as described below; or
  (3)   the step-up value (if any, as described below).

Adjusted Purchase Payments. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever you make an additional Purchase Payment, we will increase the Adjusted Purchase Payment by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Adjusted Purchase Payment by a partial surrender reduction, described below.

Step Up Value. The step-up value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the step-up value, the step-up value will be increased to equal the Contract Value. If the step-up value is greater that the Contract Value, the step-up value remains unchanged. Whenever a Purchase Payment is made, the step-up value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. The only changes made to the step-up value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

Partial Surrender Reduction.

Adjusted Purchase Payment. The partial surrender reduction equals (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value immediately before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment value as follows:

            50,000 x (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment value as follows:

            50,000 x (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment value would be 50,000–16,666, or $33,334.

Step-Up Value: The partial surrender reduction equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

            $50,000 x ($10,000/$55,000) = $9,090

Your new step-up value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

            $50,000 x ($10,000/$30,000) = $16,666

Your new step-up value would be $50,000-$16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by an applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. If you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.)

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

   $50,000 X ($10,000/$55,000) = $9,090

Your new modified Purchase Payment would be $50,000 — $9,090 = $40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

   $50,000 X ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000 — $16,666 = $33,334

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Non-spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes
Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the spousal beneficiary elects to continue the Contract.

		A spouse who is not the beneficiary may decline to receive the proceeds and instruct the Company to pay the beneficiary, who may elect to continue the Contract.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

		Or if there is a Contingent Annuitant, then, the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a nonnatural owner/trust)	The beneficiary (ies) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

Spousal Contract Continuance (Nonqualified Contracts Only — Does Not Apply if a Non-Spouse is a Joint Owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership; or
    make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary who continues the Contract under this provision. All fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy or under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant’s 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

Variable Liquidity Benefit

This benefit is only offered with the variable annuity option Payments for a Fixed Period without Life Contingency.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account TM and Separate Account TM II, respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or nonqualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an Annuity Option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult w ith a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity contract based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for the separate accounts and the Contract, which is offered on a continuous basis, pursuant to the terms of the Distribution and Principal Underwriting Agreement among each separate account, TDLLC and the Company. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934 (the 1934 Act), as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). TDLLC is affiliated with the Company and each separate account. TDLLC, as the principal underwriter and distributor does not retain any fees on the Contracts.

TDLLC enters into selling agreements with broker-dealers, including Tower Square Securities, Inc. (Tower Square), which is affiliated with the Company and each separate account, to distribute (sell) the Contracts. TDLLC and these broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. (NASD). We intend to sell the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved. Anyone selling the Contract must be a registered representative of a broker-dealer and must also be licensed as an insurance agent to sell variable products.

Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Compensation paid on the Contracts, as well as other incentives or payments, are not charged directly to the policy owners of the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy.

The amount of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually.

Because sales representatives of Tower Square are also agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs offered by the Company. These programs include conferences, seminars, meals, sporting events, theater performances, payments for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the contracts may help sales representatives qualify for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

Certain broker-dealers may receive an additional bonus after the first Policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular Policy year. These broker-dealers may share the bonus or other compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable contract.

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following table provides the Accumulation Unit Value information for the Separate Account Annual Expenses of 1.95% (Enhanced Death Benefit with no optional features selected). No other Accumulation Unit Value information for other combinations of Separate Account Annual Expenses is provided because such combinations were not available through the Separate Account as of December 31, 2002.

1.95% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	1.144	0.872	—
	2001	1.000	1.144	—

Premier Growth Portfolio — Class B (5/01)	2002	1.183	0.802	—
	2001	1.000	1.183	—

Delaware VIP Trust
VIP REIT Series — Standard Class (8/98)	2002	1.100	1.128	—
	2001	1.000	1.100	—

VIP Small Cap Value Series — Standard Class (11/98)	2002	1.193	1.105	—
	2001	1.000	1.193	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (8/98)	2002	1.115	0.910	—
	2001	1.000	1.115	—

Small Cap Portfolio — Initial Shares (9/98)	2002	1.185	0.940	—
	2001	1.000	1.185	—

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.227	0.858	—
	2001	1.000	1.227	—
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	—

Templeton Developing Markets Securities Fund — Class 2 (7/98)	2002	1.138	1.115	—
	2001	1.000	1.138	—

Templeton Foreign Securities Fund — Class 2 (8/98)	2002	1.134	0.906	—
	2001	1.000	1.134	—

Accumulation Unit Values (in dollars)

(continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	1.136	0.919	—
	2001	1.000	1.136	—

Fundamental Value Portfolio (5/01)	2002	1.172	0.905	—
	2001	1.000	1.172	—

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	1.158	0.816	—
	2001	1.000	1.158	—

Growth and Income Portfolio — Service Shares (5/00)	2002	1.126	0.864	—
	2001	1.000	1.126	—

International Growth Portfolio — Service Shares (5/00)	2002	1.171	0.853	—
	2001	1.000	1.171	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.003	1.072	—
	2001	1.000	1.003	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	1.137	0.918	—
	2001	1.000	1.137	—
Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.221	0.978	—
	2001	1.000	1.221	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	1.127	0.828	—
	2001	1.000	1.127	—

Investors Fund — Class I (10/98)	2002	1.133	0.855	—
	2001	1.000	1.133	—

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.804	—

Accumulation Unit Values (in dollars)

(continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Federated High Yield Portfolio (5/02)	2002	1.000	0.975	—

Jurika & Voyles Core Equity Portfolio (12/98)	2002	1.030	1.030	—
	2001	1.000	1.030	—

Large Cap Portfolio (8/98)	2002	1.137	0.861	—
	2001	1.000	1.137	—

Lazard International Stock Portfolio (7/98)	2002	1.059	0.904	—
	2001	1.000	1.059	—

MFS Emerging Growth Portfolio (5/01)	2002	1.218	0.786	—
	2001	1.000	1.218	—
MFS Mid Cap Growth Portfolio (5/00)	2002	1.221	0.613	—
	2001	1.000	1.221	—

MFS Research Portfolio (11/98)	2002	1.151	0.845	—
	2001	1.000	1.151	—

MFS Value Portfolio (11/98)	2002	1.126	0.959	—
	2001	1.000	1.126	—

U.S. Government Securities Portfolio (8/98)	2002	0.998	1.112	—
	2001	1.000	0.998	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	1.206	0.900	—
	2001	1.000	1.206	—

Alliance Growth Portfolio (5/01)	2002	1.148	0.748	—
	2001	1.000	1.148	—

Smith Barney Aggressive Growth Portfolio (5/00)	2002	1.213	0.801	—
	2001	1.000	1.213	—

Smith Barney High Income Portfolio (8/98)	2002	1.037	0.984	—
	2001	1.000	1.037	—

Accumulation Unit Values (in dollars)

(continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.181	0.871	—
	2001	1.000	1.181	—

Smith Barney Mid Cap Core Portfolio (5/01)	2002	1.232	0.978	—
	2001	1.000	1.232	—

Smith Barney Money Market Portfolio (9/98)	2002	1.000	0.993	—
	2001	1.000	1.000	—

Travelers Managed Income Portfolio (7/98)	2002	0.980	0.982	—
	2001	1.000	0.980	—

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	1.133	0.748	—
	2001	1.000	1.133	—
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	1.215	0.886	—
	2001	1.000	1.215	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.123	0.991	—
	2001	1.000	1.123	—

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 year end have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Effective October 26, 2001, the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio were merged into the Investors Fund.

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following table provides the Accumulation Unit Value information for the Separate Account Annual Expenses of 1.95% (Enhanced Death Benefit with no optional features selected). No other Accumulation Unit Value information for other combinations of Separate Account Annual Expenses is provided because such combinations were not available through the Separate Account as of December 31, 2002.

1.95% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	1.144	0.872	189,682
	2001	1.000	1.144	60,676

Premier Growth Portfolio — Class B (5/01)	2002	1.183	0.802	40,675
	2001	1.000	1.183	19,140

Delaware VIP Trust
VIP REIT Series — Standard Class (8/98)	2002	1.100	1.128	85,591
	2001	1.000	1.100	12,355

VIP Small Cap Value Series — Standard Class (11/98)	2002	1.193	1.105	73,579
	2001	1.000	1.193	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (8/98)	2002	1.115	0.910	21,964
	2001	1.000	1.115	—

Small Cap Portfolio — Initial Shares (9/98)	2002	1.185	0.940	9,900
	2001	1.000	1.185	—

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.227	0.858	65,061
	2001	1.000	1.227	18,290
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	91,321

Templeton Developing Markets Securities Fund — Class 2 (11/98)	2002	1.138	1.115	22,281
	2001	1.000	1.138	36,198

Templeton Foreign Securities Fund — Class 2 (8/98)	2002	1.134	0.906	104,226
	2001	1.000	1.134	7,450

Accumulation Unit Values (in dollars)

(continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	1.136	0.919	147,859
	2001	1.000	1.136	51,956

Fundamental Value Portfolio (5/01)	2002	1.172	0.905	320,859
	2001	1.000	1.172	45,310

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	1.158	0.816	8,606
	2001	1.000	1.158	—

Growth and Income Portfolio — Service Shares (5/00)	2002	1.126	0.864	19,027
	2001	1.000	1.126	17,950

International Growth Portfolio — Service Shares (5/00)	2002	1.171	0.853	1,689
	2001	1.000	1.171	11,741

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.003	1.072	502,635
	2001	1.000	1.003	77,479

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	1.137	0.918	31,162
	2001	1.000	1.137	19,860
Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.221	0.978	8,247
	2001	1.000	1.221	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	1.127	0.828	59,851
	2001	1.000	1.127	—

Investors Fund — Class I (10/98)	2002	1.133	0.855	212,764
	2001	1.000	1.133	34,772

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.804	—

Accumulation Unit Values (in dollars)

(continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Federated High Yield Portfolio (5/02)	2002	1.000	0.975	30,894

Large Cap Portfolio (8/98)	2002	1.137	0.861	68,965
	2001	1.000	1.137	41,458

Lazard International Stock Portfolio (7/98)	2002	1.059	0.904	67,716
	2001	1.000	1.059	37,021
MFS Emerging Growth Portfolio (5/01)	2002	1.218	0.786	5,344
	2001	1.000	1.218	—

MFS Mid Cap Growth Portfolio (5/00)	2002	1.221	0.613	181,227
	2001	1.000	1.221	65,638

MFS Research Portfolio (11/98)	2002	1.151	0.845	10,691
	2001	1.000	1.151	8,779

MFS Value Portfolio (11/98)	2002	1.126	0.959	95,993
	2001	1.000	1.126	40,857

U.S. Government Securities Portfolio (8/98)	2002	0.998	1.112	141,490
	2001	1.000	0.998	27,323

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	1.206	0.900	2,482
	2001	1.000	1.206	4,291

Alliance Growth Portfolio (5/01)	2002	1.148	0.748	14,899
	2001	1.000	1.148

Smith Barney Aggressive Growth Portfolio (5/00)	2002	1.213	0.801	768,352
	2001	1.000	1.213	33,928

Smith Barney High Income Portfolio (8/98)	2002	1.037	0.984	36,175
	2001	1.000	1.037	22,439

Accumulation Unit Values (in dollars)

(continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.181	0.871	254,763
	2001	1.000	1.181	32,597

Smith Barney Mid Cap Core Portfolio (5/01)	2002	1.232	0.978	78,770
	2001	1.000	1.232	19,454

Smith Barney Money Market Portfolio (9/98)	2002	1.000	0.993	82,752
	2001	1.000	1.000	36,958

Travelers Managed Income Portfolio (7/98)	2002	0.980	0.982	357,569
	2001	1.000	0.980	177,069
Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	1.133	0.748	36,323
	2001	1.000	1.133	—

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	1.215	0.886	80,922
	2001	1.000	1.215	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.123	0.991	148,745
	2001	1.000	1.123	15,974

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 year end have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Effective October 26, 2001, the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio were merged into the Investors Fund.

APPENDIX C

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Auditors
      Financial Statements

Copies of the Statement of Additional Information dated _____, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19984S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19984S-TLAC.

Name:
Address:

L-19984	______, 2003

PART B

Information Required in a Statement of Additional Information

MARQUIS

STATEMENT OF ADDITIONAL INFORMATION

dated

__________, 2003

for

THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

ISSUED BY

THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated ________, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

TABLE OF CONTENTS

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	12
INDEPENDENT AUDITORS	15
FINANCIAL STATEMENTS	F-1
1

THE INSURANCE COMPANY

The Travelers Insurance Company (the “Company”) is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Separate Account. The Travelers Separate Account TM for Variable Annuities (“Separate Account TM”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account TM are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Separate Account TM, and the Commissioner has adopted no regulations under the Section that affect the Separate Account TM.

PRINCIPAL UNDERWRITER

Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Separate Account TM and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account TM.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account TM, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

VALUATION OF ASSETS

Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

2

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

              (a) = investment income plus capital gains and losses (whether realized or unrealized);

              (b) = any deduction for applicable taxes (presently zero); and

              (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account TM. The Company may advertise the “standardized average annual total returns” of the Funding Options available through Separate Account TM, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets per contract sold (or anticipated to be sold) under the Prospectus to which this SAI relates.

3

NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For Funding Options that were in existence before they became available under Separate Account TM, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

4

Marquis
Standardized Performance as of 12/31/02

	Inception Date	1 Year	5 Years	10 Years or Inception
AIM Capital Appreciation Portfolio	7/29/98	-26.72%	—	-7.98%
Alliance Growth Portfolio	5/1/01	-36.26%	—	-32.94%
AllianceBernstein Growth and Income Portfolio — Class B	5/1/01	-25.14%	—	-20.38%
AllianceBernstein Premier Growth Portfolio — Class B	5/1/01	-33.57%	—	-29.39%
American Funds Global Growth Fund — Class 2*	5/1/03	—	—	—
American Funds Growth Fund-Class 2*	5/1/03	—	—	—
American Funds Growth-Income Fund-Class 2*	5/1/03	—	—	—
Delaware VIP REIT Series	7/28/98	1.20%	—	4.57%
Delaware VIP Small Cap Value Series	7/31/98	-8.75%	—	0.93%
Dreyfus VIF Appreciation Portfolio	7/31/98	-19.68%	—	-5.34%
Dreyfus VIF Developing Leaders Portfolio	7/29/98	-22.05%	—	-1.97%
Equity Income Portfolio (Fidelity)*	5/1/03	—	—	—
Federated High Yield Portfolio	5/1/02	—	—	-3.93%
Fidelity VIP Mid Cap Portfolio — Service Class 2	5/2/03	—	—	—
Franklin Mutual Shares Securities Fund — Class 2	5/1/02	—	—	-17.26%
Franklin Small Cap Fund — Class 2	7/29/98	-31.45%	—	-4.39%
Janus Aspen Growth and Income Portfolio — Service Shares	5/1/00	-24.65%	—	-21.47%
Janus Aspen International Growth Portfolio-Service Shares	5/1/00	-28.57%	—	-28.26%
Janus Aspen Mid Cap Growth Portfolio — Service Shares	5/1/00	-30.90%	—	-39.32%
Large Cap Portfolio (Fidelity)	7/28/98	-25.66%	—	-8.10%
Lazard International Stock Portfolio	7/28/98	-15.99%	—	-11.99%
Lazard Retirement Small Cap Portfolio*	5/1/03	—	—	—
Lord Abbett Growth & Income Portfolio*	5/1/03	—	—	—
Lord Abbett Mid Cap Value Portfolio*	5/1/03	—	—	—
MFS Emerging Growth Portfolio	5/1/01	-36.91%	—	-33.71%
MFS Mid Cap Growth Portfolio	5/1/00	-51.26%	—	-32.73%
MFS Research Portfolio	7/28/98	-27.97%	—	-10.63%
MFS Value Portfolio	7/28/98	-16.17%	—	-2.81%
PIMCO Total Return Portfolio	5/1/01	5.66%	—	5.85%
Pioneer Fund Portfolio*	5/1/03	—	—	—
Putnam VT International Equity Fund — Class IB Shares	5/1/01	-20.62%	—	-21.32%
Putnam VT Small Cap Value Fund — Class IB Shares	5/1/01	-21.21%	—	-9.39%
Salomon Brothers Variable All Cap Fund — Class I	5/1/01	-27.88%	—	-21.22%
Salomon Brothers Variable Investors Fund — Class I	7/29/98	-25.91%	—	-3.46%
5

Marquis
Standardized Performance as of 12/31/02 (cont’d)

	Inception Date	1 Year	5 Years	10 Years or Inception
Templeton Developing Markets Securities Fund-Class 2	7/31/98	-3.68%	—	-3.68%
Templeton Foreign Securities Fund — Class 2	7/29/98	-21.50%	—	-8.78%
Travelers Managed Income Portfolio	7/28/98	-1.10%	—	0.74%
Travelers U.S. Government Securities Portfolio	7/29/98	10.15%	—	4.34%
Van Kampen LIT Emerging Growth Portfolio Class II Shares	5/1/01	-35.35%	—	-32.58%

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another Class of the same fund for period before the current Class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

6

Marquis
Non-Standardized Performance as of 12/31/02

	Cumulative Returns

	Inception Date	1 YR	3 YRS	5 YRS	10 YRS	Fund Inception

Templeton Developing Markets Securities Fund-Class 2	2/16/96	-3.40%	-40.87%	-27.70%	—	-52.47%
Templeton Foreign Securities Fund — Class 2	5/1/92	-21.81%	-36.46%	-13.56%	—	-5.08%
Putnam VT International Equity Fund — Class IB Shares	1/2/97	-20.92%	-44.14%	—	—	-9.43%
Lazard International Stock Portfolio	8/1/96	-16.21%	-46.35%	-25.29%	—	-12.07%
Janus Aspen International Growth Portfolio-Service Shares	5/2/94	-29.01%	-55.58%	—	—	-55.58%
Franklin Small Cap Fund — Class 2	5/1/98	-31.93%	-51.73%	—	—	-5.92%
Smith Barney Small Cap Growth Opportunities Portfolio	2/7/97	-28.90%	-44.66%	-25.70%	—	-16.32%
Delaware VIP Small Cap Value Series	12/23/93	-8.85%	21.52%	9.77%	—	131.34%
Putnam VT Small Cap Value Fund — Class IB Shares	4/30/99	-21.52%	17.00%	—	—	21.05%
Delaware VIP REIT Series	5/6/98	1.27%	46.09%	—	—	29.10%
Janus Aspen Mid Cap Growth Portfolio — Service Shares	9/13/93	-31.37%	-73.62%	—	—	-73.62%
MFS Mid Cap Growth Portfolio	3/23/98	-52.08%	-60.53%	—	—	-32.78%
Lord Abbett Mid Cap Value Portfolio*	9/15/99	-13.03%	45.35%	—	—	43.38%
Smith Barney Mid Cap Core Portfolio	11/1/99	-22.36%	-17.40%	—	—	-2.87%
AllianceBernstein Premier Growth Portfolio — Class B	6/26/92	-34.09%	-55.71%	—	—	-49.48%
Large Cap Portfolio (Fidelity)	8/30/96	-26.04%	-48.66%	-7.54%	—	30.57%
Dreyfus VIF Appreciation Portfolio	4/5/93	-19.96%	-28.21%	5.66%	—	153.86%
Pioneer Fund Portfolio*	2/4/94	-33.46%	-36.47%	-24.48%	—	36.25%
Smith Barney Large Cap Growth Portfolio	5/1/98	-28.02%	-42.01%	—	—	-5.04%
Smith Barney Large Cap Core Portfolio	9/14/99	-29.24%	-43.27%	—	—	-32.05%
AllianceBernstein Growth and Income Portfolio — Class B	6/1/99	-25.51%	-14.81%	—	—	-13.24%
Equity Income Portfolio (Fidelity)*	8/30/96	-17.19%	-15.54%	0.16%	—	49.27%
Lord Abbett Growth & Income Portfolio*	12/11/89	-21.28%	-14.72%	13.41%	162.72%	298.54%
MFS Value Portfolio	7/28/98	-16.39%	-5.35%	—	—	-5.56%
Salomon Brothers Variable Investors Fund — Class I	2/17/98	-26.30%	-18.25%	—	—	1.66%
Federated High Yield Portfolio	8/30/96	0.47%	-6.14%	1.62%	—	27.03%
Smith Barney High Income Portfolio	6/22/94	-6.50%	-17.61%	-15.02%	—	31.51%
Travelers U.S. Government Securities Portfolio	1/24/92	10.38%	34.35%	42.02%	110.01%	126.86%
Travelers Managed Income Portfolio	6/28/94	-1.06%	14.44%	21.51%	—	60.74%
AIM Capital Appreciation Portfolio	10/10/95	-27.12%	-51.25%	-16.12%	—	4.75%
Alliance Growth Portfolio	6/20/94	-36.82%	-56.21%	-23.02%	—	84.99%
American Funds Global Growth Fund-Class 2*	4/30/97	-17.89%	-43.84%	26.52%	—	37.35%
American Funds Growth Fund-Class 2*	2/8/84	-27.70%	-38.65%	34.16%	—	70.79%
American Funds Growth-Income Fund-Class 2*	2/28/85	-21.59%	-12.85%	15.46%	—	38.89%
Dreyfus VIF Developing Leaders Portfolio	8/31/90	-22.37%	-17.22%	-0.95%	223.42%	1380.54%
Fidelity VIP Mid Cap Portfolio — Service Class 2	12/29/98	-13.27%	—%	—	—	15.79%
Franklin Mutual Shares Securities Fund — Class 2	11/8/96	-15.06%	3.66%	—	—	14.25%
Janus Aspen Growth and Income Portfolio — Service Shares	5/1/98	-25.02%	-45.32%	—	—	-45.32%
Lazard Retirement Small Cap Portfolio*	11/3/97	-20.93%	14.95%	16.99%	—	15.26%
MFS Emerging Growth Portfolio	8/30/96	-37.49%	-69.73%	-23.67%	—	-1.05%
MFS Research Portfolio	3/23/98	-28.79%	-48.73%	—	—	-31.93%
Salomon Brothers Variable All Cap Fund – Class I	2/17/98	-28.31%	-12.95%	—	—	26.96%
Smith Barney Aggressive Growth Portfolio	11/1/99	-35.89%	-28.48%	—	—	-12.78%
7

Marquis
Non-Standardized Performance as of 12/31/02(cont’d)

	Cumulative Returns

	Inception Date	1 YR	3 YRS	5 YRS	10 YRS	Fund Inception

Smith Barney Appreciation Portfolio	10/16/91	-20.78%	-24.38%	3.02%	116.28%	141.16%
Smith Barney Fundamental Value Portfolio	12/3/93	-24.55%	-13.42%	11.72%	—	129.66%
Smith Barney Money Market Portfolio	6/20/94	-1.98%	8.12%	19.21%	—	41.65%
Van Kampen LIT Emerging Growth Portfolio Class II Shares	7/3/95	-35.90%	—	—	—	-67.55%
	AVERAGE ANNUAL RETURNS

	3 YRS	5 YRS	10 YRS	Fund Inception

AIM Capital Appreciation Portfolio	-22.84%	-5.97%	—	-2.18%
Alliance Growth Portfolio	-25.48%	-7.56%	—	4.44%
AllianceBernstein Growth and Income Portfolio — Class B	-7.26%	—	—	-6.15%
AllianceBernstein Premier Growth Portfolio — Class B	-25.20%	—	—	-19.66%
American Funds Global Growth Fund-Class 2*	-19.19%	2.10%	—	2.95%
American Funds Growth Fund-Class 2*	-16.80%	3.31%	—	7.02%
American Funds Growth-Income Fund-Class 2*	-6.56%	0.24%	—	3.15%
Delaware VIP REIT Series	11.05%	—	—	2.95%
Delaware VIP Small Cap Value Series	4.41%	-0.77%	—	6.67%
Dreyfus VIF Appreciation Portfolio	-12.38%	-1.53%	—	6.94%
Dreyfus VIF Developing Leaders Portfolio	-8.14%	-2.79%	9.32%	21.19%
Equity Income Portfolio (Fidelity)*	-7.53%	-2.58%	—	3.64%
Federated High Yield Portfolio	-4.22%	-2.30%	—	1.01%
Fidelity VIP Mid Cap Portfolio — Service Class 2	—	—	—	2.80%
Franklin Mutual Shares Securities Fund — Class 2	-1.00%	—	—	0.88%
Franklin Small Cap Fund — Class 2	-23.08%	-3.25%	—	-3.93%
Janus Aspen Growth and Income Portfolio — Service Shares	-19.89%	—	—	-19.89%
Janus Aspen International Growth Portfolio-Service Shares	-25.13%	-3.25%	—	-25.13%
Janus Aspen Mid Cap Growth Portfolio — Service Shares	-36.59%	—	—	-36.59%
Large Cap Portfolio (Fidelity)	-21.52%	-4.12%	—	1.45%
Lazard International Stock Portfolio	-20.39%	-8.11%	—	-4.68%
Lazard Retirement Small Cap Portfolio*	2.48%	0.51%	—	0.10%
Lord Abbett Growth & Income Portfolio*	-7.23%	-0.12%	7.03%	7.99%
Lord Abbett Mid Cap Value Portfolio*	10.86%	—	—	9.08%
MFS Emerging Growth Portfolio	-33.78%	-7.71%	—	-2.91%
MFS Mid Cap Growth Portfolio	-27.94%	—	—	-10.32%
MFS Research Portfolio	-21.56%	—	—	-10.09%
MFS Value Portfolio	-3.95%	—	—	-3.77%
PIMCO Total Return Portfolio	5.97%	3.81%	—	3.81%
Pioneer Fund Portfolio*	-15.84%	-7.91%	—	0.56%
Putnam VT International Equity Fund — Class IB Shares	-19.33%	-3.25%	—	-4.61%
Putnam VT Small Cap Value Fund — Class IB Shares	3.09%	—	—	2.86%
Salomon Brothers Variable All Cap Fund — Class I	-6.59%	—	—	2.32%
Salomon Brothers Variable Investors Fund — Class I	-8.52%	—	—	-2.26%
Smith Barney Aggressive Growth Portfolio	-12.49%	—	—	-6.37%
Smith Barney Appreciation Portfolio	-10.86%	-2.03%	4.93%	5.05%
Smith Barney Fundamental Value Portfolio	-6.76%	-0.42%	—	6.51%
Smith Barney High Income Portfolio	-8.28%	-5.72%	—	0.31%
Smith Barney Large Cap Core Portfolio	-18.92%	—	—	-13.06%
Smith Barney Large Cap Growth Portfolio	-18.33%	—	—	-3.64%
Smith Barney Mid Cap Core Portfolio	-8.21%	—	—	-3.13%
Smith Barney Money Market Portfolio	0.40%	0.89%	—	1.19%
Smith Barney Small Cap Growth Opportunities Portfolio	-19.57%	-8.21%	—	-5.60%
8

Marquis
Non-Standardized Performance as of 12/31/02(cont’d)

	AVERAGE ANNUAL RETURNS

	3 YRS	5 YRS	10 YRS	Fund Inception

Templeton Developing Markets Securities Fund-Class 2	-17.81%	-8.70%	—	-14.53%
Templeton Foreign Securities Fund – Class 2	-15.84%	-5.40%	—	-3.57%
Travelers Managed Income Portfolio	2.33%	1.27%	—	2.72%
Travelers U.S. Government Securities Portfolio	7.98%	4.50%	4.62%	4.67%
Van Kampen LIT Emerging Growth Portfolio Class II Shares	—	—	—	-39.56%
	CUMULATIVE RETURNS

	2001	2000	1999

AIM Capital Appreciation Portfolio	-27.01%	-13.65%	39.71%
Alliance Growth Portfolio	-16.60%	-21.52%	28.88%
AllianceBernstein Growth and Income Portfolio — Class B	-3.10%	10.34%	—
AllianceBernstein Premier Growth Portfolio — Class B	-20.65%	-20.03%	—
American Funds Global Growth Fund-Class 2*	-17.47%	-22.12%	66.42%
American Funds Growth Fund-Class 2*	-21.40%	1.23%	54.02%
American Funds Growth-Income Fund-Class 2*	-0.69%	4.70%	7.95%
Delaware VIP REIT Series	5.54%	28.08%	-5.86%
Delaware VIP Small Cap Value Series	8.59%	14.93%	-8.11%
Dreyfus VIF Appreciation Portfolio	-12.56%	-3.90%	8.21%
Dreyfus VIF Developing Leaders Portfolio	-9.37%	10.06%	19.90%
Equity Income Portfolio (Fidelity)*	-9.86%	5.88%	1.67%
Federated High Yield Portfolio	-1.31%	-11.40%	-0.13%
Fidelity VIP Mid Cap Portfolio — Service Class 2	-6.76%	—	—
Franklin Mutual Shares Securities Fund — Class 2	3.79%	10.00%	—
Franklin Small Cap Fund – Class 2	-18.50%	-18.01%	—
Janus Aspen Growth and Income Portfolio — Service Shares	-16.83%	-17.57%	—
Janus Aspen International Growth Portfolio-Service Shares	-26.68%	-19.39%	—
Janus Aspen Mid Cap Growth Portfolio — Service Shares	-42.84%	-35.03%	—
Large Cap Portfolio (Fidelity)	-20.58%	-17.73%	25.99%
Lazard International Stock Portfolio	-29.44%	-14.69%	18.45%
Lazard Retirement Small Cap Portfolio*	15.38%	17.78%	1.88%
Lord Abbett Growth & Income Portfolio*	-9.97%	12.53%	13.49%
Lord Abbett Mid Cap Value Portfolio*	4.80%	49.19%	—
MFS Emerging Growth Portfolio	-39.43%	-23.38%	73.51%
MFS Mid Cap Growth Portfolio	-26.92%	6.11%	60.90%
MFS Research Portfolio	-25.70%	-8.83%	20.42%
MFS Value Portfolio	-2.25%	8.34%	1.72%
PIMCO Total Return Portfolio	5.15%	6.93%	-3.84%
Pioneer Fund Portfolio*	-26.25%	21.01%	-3.44%
Putnam VT International Equity Fund — Class IB Shares	-23.86%	-12.82%	56.78%
Putnam VT Small Cap Value Fund — Class IB Shares	14.88%	21.30%	—
Salomon Brothers Variable All Cap Fund — Class I	-1.34%	14.99%	18.83%
Salomon Brothers Variable Investors Fund — Class I	-7.40%	11.99%	8.40%
Smith Barney Aggressive Growth Portfolio	-7.32%	12.47%	—
Smith Barney Appreciation Portfolio	-7.22%	-3.67%	9.84%
Smith Barney Fundamental Value Portfolio	-8.52%	17.23%	18.69%
9

Marquis
Non-Standardized Performance as of 12/31/02(cont’d)

	CUMULATIVE RETURNS

	2001	2000	1999

Smith Barney High Income Portfolio	-6.99%	-11.29%	-0.68%
Smith Barney Large Cap Core Portfolio	-17.78%	-8.43%	—
Smith Barney Large Cap Growth Portfolio	-15.77%	-10.20%	27.58%
Smith Barney Mid Cap Core Portfolio	-13.24%	14.65%	—
Smith Barney Money Market Portfolio	0.46%	2.78%	1.46%
Smith Barney Small Cap Growth Opportunities Portfolio	-30.96%	5.76%	34.35%
Templeton Developing Markets Securities Fund-Class 2	-11.33%	-35.29%	50.02%
Templeton Foreign Securities Fund — Class 2	-19.24%	-5.63%	19.98%
Travelers Managed Income Portfolio	3.49%	4.65%	-2.36%
Travelers U.S. Government Securities Portfolio	2.57%	11.18%	-7.39%
Van Kampen LIT Emerging Growth Portfolio Class II Shares	-34.91%	—	—

The inception date is the date that the underlying fund commenced operations.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another Class of the same fund for period before the current Class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

10

FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

Nonqualified Annuity Contracts

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

11

Individual Retirement Annuities

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

Roth IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Qualified Pension and Profit-Sharing Plans

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

12

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

Section 403(b) Plans

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Federal Income Tax Withholding

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

        1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

         (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

         (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

         (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   Other Non-Periodic Distributions (full or partial redemptions)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

13

3.   Periodic Distributions (distributions payable over a period greater than one year)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund’s financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Separate Account TM for Variable Annuities as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002 and 2001, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company’s methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 20 01.

14

MARQUIS

STATEMENT OF ADDITIONAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

Individual Variable Annuity Contract
issued by

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

L-19984S	2003

ANNUAL REPORT
DECEMBER 31, 2002

                           THE TRAVELERS SEPARATE ACCOUNT TM
                           FOR VARIABLE ANNUITIES

[TRAVELERS LIFE & ANNUITY LOGO]

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Cityplace
   Hartford, CT  06103

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                 CREDIT
                                    AIM V.I.        GROWTH         PREMIER       SUISSE
                                    PREMIER        & INCOME        GROWTH       EMERGING
                                  EQUITY FUND     PORTFOLIO       PORTFOLIO      MARKETS
                                  -- SERIES I     -- CLASS B     -- CLASS B     PORTFOLIO
                                   ----------     ----------     ----------     ----------
ASSETS:
  Investments at market value:     $  238,227     $2,061,254     $  638,022     $  860,551

  Receivables:
    Dividends ................             --             --             --             --
                                   ----------     ----------     ----------     ----------

      Total Assets ...........        238,227      2,061,254        638,022        860,551
                                   ----------     ----------     ----------     ----------

LIABILITIES:
  Payables:
    Insurance charges ........             44            381            122            161
    Administrative fees ......              4             33             11             14
                                   ----------     ----------     ----------     ----------

      Total Liabilities ......             48            414            133            175
                                   ----------     ----------     ----------     ----------

NET ASSETS: ..................     $  238,179     $2,060,840     $  637,889     $  860,376
                                   ==========     ==========     ==========     ==========

                        See Notes to Financial Statements

                                       -1-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                       VIP
                                                     SMALL CAP        APPRECIATION      SMALL CAP
                               VIP REIT SERIES --  VALUE SERIES --    PORTFOLIO --     PORTFOLIO --
                                 STANDARD CLASS    STANDARD CLASS    INITIAL SHARES   INITIAL SHARES
                                   -----------       -----------       -----------     -----------
ASSETS:
  Investments at market value:     $ 2,208,819       $ 1,459,316       $ 6,242,877     $ 3,419,318

  Receivables:
    Dividends ................              --                --                --              --
                                   -----------       -----------       -----------     -----------

      Total Assets ...........       2,208,819         1,459,316         6,242,877       3,419,318
                                   -----------       -----------       -----------     -----------

LIABILITIES:
  Payables:
    Insurance charges ........             401               265             1,152             630
    Administrative fees ......              37                24               102              56
                                   -----------       -----------       -----------     -----------

      Total Liabilities ......             438               289             1,254             686
                                   -----------       -----------       -----------     -----------

NET ASSETS: ..................     $ 2,208,381       $ 1,459,027       $ 6,241,623     $ 3,418,632
                                   ===========       ===========       ===========     ===========

                        See Notes to Financial Statements

                                       -2-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                 TEMPLETON
                                                    MUTUAL       DEVELOPING     TEMPLETON
                                   FRANKLIN          SHARES        MARKETS       FOREIGN
                                    SMALL         SECURITIES     SECURITIES     SECURITIES                   FUNDAMENTAL
                                   CAP FUND          FUND           FUND           FUND       APPRECIATION      VALUE
                                   -- CLASS 2     -- CLASS 2     -- CLASS 2     -- CLASS 2     PORTFOLIO      PORTFOLIO
                                   ----------     ----------     ----------     ----------     ----------     ----------
ASSETS:
  Investments at market value:     $1,154,565     $  254,109     $  400,564     $1,774,849     $2,130,251     $3,691,160

  Receivables:
    Dividends ................             --             --             --             --             --             --
                                   ----------     ----------     ----------     ----------     ----------     ----------

      Total Assets ...........      1,154,565        254,109        400,564      1,774,849      2,130,251      3,691,160
                                   ----------     ----------     ----------     ----------     ----------     ----------

LIABILITIES:
  Payables:
    Insurance charges ........            214             47             73            321            389            672
    Administrative fees ......             19              4              6             29             34             60
                                   ----------     ----------     ----------     ----------     ----------     ----------

      Total Liabilities ......            233             51             79            350            423            732
                                   ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS: ..................     $1,154,332     $  254,058     $  400,485     $1,774,499     $2,129,828     $3,690,428
                                   ==========     ==========     ==========     ==========     ==========     ==========

                        See Notes to Financial Statements

                                      -3-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                   AGGRESSIVE      GROWTH AND     INTERNATIONAL       TOTAL
                                      GROWTH         INCOME           GROWTH          RETURN
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTTOLIO
                                   -- SERVICE      -- SERVICE      -- SERVICE     ADMINISTRATIVE
                                     SHARES           SHARES         SHARES          CLASS
                                   -----------     -----------     -----------     -----------
ASSETS:
  Investments at market value:     $   942,142     $ 1,187,377     $ 1,406,929     $11,067,841

  Receivables:
    Dividends ................              --              --              --              --
                                   -----------     -----------     -----------     -----------

      Total Assets ...........         942,142       1,187,377       1,406,929      11,067,841
                                   -----------     -----------     -----------     -----------

LIABILITIES:
  Payables:
    Insurance charges ........             171             216             255           2,042
    Administrative fees ......              15              19              23             182
                                   -----------     -----------     -----------     -----------

      Total Liabilities ......             186             235             278           2,224
                                   -----------     -----------     -----------     -----------

NET ASSETS: ..................     $   941,956     $ 1,187,142     $ 1,406,651     $11,065,617
                                   ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                                      -4-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                    PUTNAM VT       PUTNAM
                                   INTERNATIONAL   VT SMALL      PUTNAM VT                                      SMITH
                                     GROWTH        CAP VALUE     VOYAGER II                                    BARNEY
                                      FUND           FUND           FUND          CAPITAL       INVESTORS       LARGE
                                   -- CLASS IB    -- CLASS IB    -- CLASS IB       FUND           FUND        CAP CORE
                                     SHARES         SHARES         SHARES       -- CLASS I     -- CLASS I     PORTFOLIO
                                   ----------     ----------     ----------     ----------     ----------     ----------
ASSETS:
  Investments at market value:     $2,546,188     $  526,326     $   36,754     $1,642,119     $5,870,938     $   76,034

  Receivables:
    Dividends ................             --             --             --             --             --             --
                                   ----------     ----------     ----------     ----------     ----------     ----------

      Total Assets ...........      2,546,188        526,326         36,754      1,642,119      5,870,938         76,034
                                   ----------     ----------     ----------     ----------     ----------     ----------

LIABILITIES:
  Payables:
    Insurance charges ........            469             94              7            300          1,081             13
    Administrative fees ......             41              9              1             27             95              1
                                   ----------     ----------     ----------     ----------     ----------     ----------

      Total Liabilities ......            510            103              8            327          1,176             14
                                   ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS: ..................     $2,545,678     $  526,223     $   36,746     $1,641,792     $5,869,762     $   76,020
                                   ==========     ==========     ==========     ==========     ==========     ==========

                        See Notes to Financial Statements

                                      -5-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                     STRONG         DISCIPLINED
                                    MULTI CAP        MID CAP        FEDERATED
                                      VALUE          STOCK          HIGH YIELD      LARGE CAP
                                     FUND II        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                   -----------     -----------     -----------     -----------
ASSETS:
  Investments at market value:     $   286,873     $   435,861     $   259,631     $ 3,798,453

  Receivables:
    Dividends ................              --              --              --              --
                                   -----------     -----------     -----------     -----------

      Total Assets ...........         286,873         435,861         259,631       3,798,453
                                   -----------     -----------     -----------     -----------

LIABILITIES:
  Payables:
    Insurance charges ........              51              79              47             683
    Administrative fees ......               5               7               4              63
                                   -----------     -----------     -----------     -----------

      Total Liabilities ......              56              86              51             746
                                   -----------     -----------     -----------     -----------

NET ASSETS: ..................     $   286,817     $   435,775     $   259,580     $ 3,797,707
                                   ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                                      -6-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                    LAZARD           MFS            MFS                                         U.S.
                                  INTERNATINOAL   EMERGING       MID CAP           MFS                       GOVERNMENT
                                    STOCK          GROWTH         GROWTH        RESEARCH      MFS VALUE      SECURITIES
                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                  ----------     ----------     ----------     ----------     ----------     ----------
ASSETS:
  Investments at market value:    $2,428,986     $  115,854     $2,252,558     $1,390,803     $1,980,620     $6,115,408

  Receivables:
    Dividends ................            --             --             --             --             --             --
                                  ----------     ----------     ----------     ----------     ----------     ----------

      Total Assets ...........     2,428,986        115,854      2,252,558      1,390,803      1,980,620      6,115,408
                                  ----------     ----------     ----------     ----------     ----------     ----------

LIABILITIES:
  Payables:
    Insurance charges ........           442             21            415            251            361          1,108
    Administrative fees ......            39              2             37             23             32            100
                                  ----------     ----------     ----------     ----------     ----------     ----------

      Total Liabilities ......           481             23            452            274            393          1,208
                                  ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS: ..................    $2,428,505     $  115,831     $2,252,106     $1,390,529     $1,980,227     $6,114,200
                                  ==========     ==========     ==========     ==========     ==========     ==========

                        See Notes to Financial Statements

                                      -7-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                      SMITH          SMITH
                                                                      BARNEY         BARNEY
                                   AIM CAPITAL       ALLIANCE       AGGRESSIVE        HIGH
                                   APPRECIATION       GROWTH         GROWTH          INCOME
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                   -----------     -----------     -----------     -----------
ASSETS:
  Investments at market value:     $ 2,131,528     $   117,840     $ 4,514,852     $ 2,716,502

  Receivables:
    Dividends ................              --              --              --              --
                                   -----------     -----------     -----------     -----------

      Total Assets ...........       2,131,528         117,840       4,514,852       2,716,502
                                   -----------     -----------     -----------     -----------

LIABILITIES:
  Payables:
    Insurance charges ........             388              21             828             494
    Administrative fees ......              35               2              74              45
                                   -----------     -----------     -----------     -----------

      Total Liabilities ......             423              23             902             539
                                   -----------     -----------     -----------     -----------

NET ASSETS: ..................     $ 2,131,105     $   117,817     $ 4,513,950     $ 2,715,963
                                   ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                                      -8-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                    SMITH                                                                           SMITH
                                    BARNEY                           SMITH                         EMERGING         BARNEY
                                    LARGE            SMITH           BARNEY        TRAVELERS        GROWTH          SMALL
                                  CAPITALIZATION   BARNEY MID        MONEY          MANAGED        PORTFOLIO      CAP GROWTH
                                    GROWTH         CAP CORE          MARKET         INCOME        -- CLASS II     OPPORTUNITIES
                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO         SHARES        PORTFOLIO
                                  -----------     -----------     -----------     -----------     -----------     -----------
ASSETS:
  Investments at market value:    $ 8,384,195     $ 2,351,206     $17,036,111     $ 9,608,112     $    96,283     $   335,730

  Receivables:
    Dividends ................             --              --           5,556              --              --              --
                                  -----------     -----------     -----------     -----------     -----------     -----------

      Total Assets ...........      8,384,195       2,351,206      17,041,667       9,608,112          96,283         335,730
                                  -----------     -----------     -----------     -----------     -----------     -----------

LIABILITIES:
  Payables:
    Insurance charges ........          1,529             434           2,990           1,766              17              63
    Administrative fees ......            138              39             280             158               2               6
                                  -----------     -----------     -----------     -----------     -----------     -----------

      Total Liabilities ......          1,667             473           3,270           1,924              19              69
                                  -----------     -----------     -----------     -----------     -----------     -----------

NET ASSETS: ..................    $ 8,382,528     $ 2,350,733     $17,038,397     $ 9,606,188     $    96,264     $   335,661
                                  ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                                      -9-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                     MID CAP
                                    PORTFOLIO
                                   -- SERVICE
                                    CLASS 2            COMBINED
                                   ------------     ------------
ASSETS:
  Investments at market value:     $  1,113,523     $119,307,459

  Receivables:
    Dividends ................               --            5,556
                                   ------------     ------------

      Total Assets ...........        1,113,523      119,313,015
                                   ------------     ------------

LIABILITIES:
  Payables:
    Insurance charges ........              200           21,708
    Administrative fees ......               18            1,955
                                   ------------     ------------

      Total Liabilities ......              218           23,663
                                   ------------     ------------

NET ASSETS: ..................     $  1,113,305     $119,289,352
                                   ============     ============

                        See Notes to Financial Statements

                                      -10-

                       This page intentionally left blank

                                      -11-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                            CREDIT
                                                         AIM V.I.        GROWTH &          PREMIER          SUISSE
                                                         PREMIER          INCOME            GROWTH         EMERGING
                                                       EQUITY FUND       PORTFOLIO        PORTFOLIO         MARKETS
                                                       -- SERIES I      -- CLASS B       -- CLASS B        PORTFOLIO
                                                       -----------      -----------      -----------      -----------
INVESTMENT INCOME:
  Dividends ......................................     $       962      $    12,482      $        --      $     1,785
                                                       -----------      -----------      -----------      -----------

EXPENSES:
  Insurance charges ..............................           4,784           35,898            9,404           16,271
  Administrative fees ............................             426            3,204              820            1,456
                                                       -----------      -----------      -----------      -----------

    Total expenses ...............................           5,210           39,102           10,224           17,727
                                                       -----------      -----------      -----------      -----------

      Net investment income (loss) ...............          (4,248)         (26,620)         (10,224)         (15,942)
                                                       -----------      -----------      -----------      -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...................              --           76,729               --               --
    Realized gain (loss) on sale of investments ..         (32,383)        (117,977)         (34,001)        (227,598)
                                                       -----------      -----------      -----------      -----------

      Realized gain (loss) .......................         (32,383)         (41,248)         (34,001)        (227,598)
                                                       -----------      -----------      -----------      -----------

    Change in unrealized gain (loss)
      on investments .............................         (74,600)        (552,824)        (157,959)         108,560
                                                       -----------      -----------      -----------      -----------

  Net increase (decrease) in net assets
    resulting from operations ....................     $  (111,231)     $  (620,692)     $  (202,184)     $  (134,980)
                                                       ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                                      -11-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                           VIP
                                                        SMALL CAP                                                          MUTUUAL
                                         VIP REIT         VALUE         APPRECIATION     SMALL CAP                         SHARES
                                        SERIES --       SERIES --        PORTFOLIO       PORTFOLIO       FRANKLIN        SECURITIES
                                         STANDARD        STANDARD       -- INITIAL      -- INITIAL    SMALL CAP FUND       FUND
                                           CLASS           CLASS           SHARES          SHARES       -- CLASS 2      -- CLASS 2
                                        -----------     -----------     -----------     -----------     -----------     -----------

INVESTMENT INCOME:
  Dividends .........................   $    48,200     $     6,783     $    76,530     $     1,695     $     3,360     $       701
                                        -----------     -----------     -----------     -----------     -----------     -----------

EXPENSES:
  Insurance charges .................        31,962          26,220          90,484          62,673          22,219           1,527
  Administrative fees ...............         2,866           2,360           8,049           5,602           1,995             136
                                        -----------     -----------     -----------     -----------     -----------     -----------

    Total expenses ..................        34,828          28,580          98,533          68,275          24,214           1,663
                                        -----------     -----------     -----------     -----------     -----------     -----------

      Net investment income (loss) ..        13,372         (21,797)        (22,003)        (66,580)        (20,854)           (962)
                                        -----------     -----------     -----------     -----------     -----------     -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ......        29,955          15,524              --              --              --           1,738
    Realized gain (loss) on sale of
     investments ....................        26,158             325        (103,591)       (286,539)       (224,203)           (950)
                                        -----------     -----------     -----------     -----------     -----------     -----------

      Realized gain (loss) ..........        56,113          15,849        (103,591)       (286,539)       (224,203)            788
                                        -----------     -----------     -----------     -----------     -----------     -----------

    Change in unrealized gain (loss)
      on investments ................       (70,184)       (188,683)       (940,523)       (483,479)       (255,494)        (11,169)
                                        -----------     -----------     -----------     -----------     -----------     -----------

  Net increase (decrease) in
    net assets resulting
    from operations .................   $      (699)    $  (194,631)    $(1,066,117)    $  (836,598)    $  (500,551)    $   (11,343)
                                        ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                                      -13-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       TEMPLETON
                                                       DEVELOPING       TEMPLETON
                                                         MARKETS         FOREIGN
                                                       SECURITIES       SECURITIES                        FUNDAMENTAL
                                                          FUND             FUND          APPRECIATION        VALUE
                                                       -- CLASS 2       -- CLASS 2        PORTFOLIO        PORTFOLIO
                                                       -----------      -----------      -----------      -----------
INVESTMENT INCOME:
  Dividends ......................................     $     6,401      $    31,989      $    31,018      $    46,463
                                                       -----------      -----------      -----------      -----------

EXPENSES:
  Insurance charges ..............................           8,576           33,444           27,499           69,935
  Administrative fees ............................             783            3,037            2,454            6,265
                                                       -----------      -----------      -----------      -----------

    Total expenses ...............................           9,359           36,481           29,953           76,200
                                                       -----------      -----------      -----------      -----------

      Net investment income (loss) ...............          (2,958)          (4,492)           1,065          (29,737)
                                                       -----------      -----------      -----------      -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...................              --               --               --           79,262
    Realized gain (loss) on sale of investments ..          77,897         (106,464)         (35,060)        (265,598)
                                                       -----------      -----------      -----------      -----------

      Realized gain (loss) .......................          77,897         (106,464)         (35,060)        (186,336)
                                                       -----------      -----------      -----------      -----------

    Change in unrealized gain (loss)
      on investments .............................         (14,702)        (266,786)        (318,755)        (955,975)
                                                       -----------      -----------      -----------      -----------

  Net increase (decrease) in net assets
    resulting from operations ....................     $    60,237      $  (377,742)     $  (352,750)     $(1,172,048)
                                                       ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                                      -14-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                       PUTNAM VT
                                            AGGRESSIVE    GROWTH AND    INTERNATIONAL                    TOTAL       INTERNATIONAL
                                              GROWTH        INCOME         GROWTH                        RETURN          GROWTH
                                            PORTFOLIO     PORTFOLIO      PORTFOLIO                     PORTFOLIO --       FUND
                                            -- SERVICE    -- SERVICE     -- SERVICE        EQUITY     ADMINISTRATIVE  -- CLASS IB
                                             SHARES         SHARES         SHARES        PORTFOLIO        CLASS         SHARES
                                            ---------      ---------      ---------      ---------      ---------     ---------
INVESTMENT INCOME:
  Dividends ............................    $      --      $   8,284      $  11,800      $   3,500      $ 331,669     $  13,503
                                            ---------      ---------      ---------      ---------      ---------     ---------

EXPENSES:
  Insurance charges ....................       18,658         23,447         33,942          3,298        137,661        36,974
  Administrative fees ..................        1,683          2,113          3,048            294         12,227         3,275
                                            ---------      ---------      ---------      ---------      ---------     ---------

    Total expenses .....................       20,341         25,560         36,990          3,592        149,888        40,249
                                            ---------      ---------      ---------      ---------      ---------     ---------

      Net investment income (loss) .....      (20,341)       (17,276)       (25,190)           (92)       181,781       (26,746)
                                            ---------      ---------      ---------      ---------      ---------     ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .........           --             --             --          3,124        134,060            --
    Realized gain (loss) on sale
     of investments ....................     (336,702)      (136,429)      (545,508)       (85,283)         6,671        16,183
                                            ---------      ---------      ---------      ---------      ---------     ---------

      Realized gain (loss) .............     (336,702)      (136,429)      (545,508)       (82,159)       140,731        16,183
                                            ---------      ---------      ---------      ---------      ---------     ---------

    Change in unrealized gain (loss)
      on investments ...................      (57,869)      (253,681)       (65,168)        26,752        271,743      (380,294)
                                            ---------      ---------      ---------      ---------      ---------     ---------

  Net increase (decrease) in net assets
    resulting from operations ..........    $(414,912)     $(407,386)     $(635,866)     $ (55,499)     $ 594,255     $(390,857)
                                            =========      =========      =========      =========      =========     =========

                        See Notes to Financial Statements

                                      -15-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       PUTNAM VT         PUTNAM VT
                                                       SMALL CAP          VOYAGER
                                                       VALUE FUND         II FUND          CAPITAL         INVESTORS
                                                       -- CLASS IB      -- CLASS IB          FUND             FUND
                                                         SHARES           SHARES         -- CLASS I       -- CLASS I
                                                       -----------      -----------      -----------      -----------
INVESTMENT INCOME:
  Dividends ......................................     $       824      $        --      $     8,109      $    78,174
                                                       -----------      -----------      -----------      -----------

EXPENSES:
  Insurance charges ..............................           8,679              615           25,371           98,575
  Administrative fees ............................             793               55            2,265            8,781
                                                       -----------      -----------      -----------      -----------

    Total expenses ...............................           9,472              670           27,636          107,356
                                                       -----------      -----------      -----------      -----------

      Net investment income (loss) ...............          (8,648)            (670)         (19,527)         (29,182)
                                                       -----------      -----------      -----------      -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...................           4,030               --               --               --
    Realized gain (loss) on sale of investments ..         (14,741)         (12,509)         (85,044)        (161,174)
                                                       -----------      -----------      -----------      -----------

      Realized gain (loss) .......................         (10,711)         (12,509)         (85,044)        (161,174)
                                                       -----------      -----------      -----------      -----------

    Change in unrealized gain (loss)
      on investments .............................        (126,740)          (3,399)        (410,168)      (1,381,943)
                                                       -----------      -----------      -----------      -----------

  Net increase (decrease) in net assets
    resulting from operations ....................     $  (146,099)     $   (16,578)     $  (514,739)     $(1,572,299)
                                                       ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                                      -16-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                           SMITH
                                           BARNEY                        MONTGOMERY      DISCIPLINED
                                           LARGE         STRONG MULTI     VARIABLE         MID CAP       FEDERATED
                                          CAP CORE        CAP VALUE        SERIES:          STOCK        HIGH YIELD      LARGE CAP
                                          PORTFOLIO        FUND II       GROWTH FUND      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                         -----------     -----------     -----------     -----------     -----------    -----------
INVESTMENT INCOME:
  Dividends ...........................  $       373     $     1,535     $        --     $     3,003     $    35,686    $    21,342
                                         -----------     -----------     -----------     -----------     -----------    -----------

EXPENSES:
  Insurance charges ...................          447           6,476             733          10,530           1,548         77,287
  Administrative fees .................           41             594              67             959             137          7,050
                                         -----------     -----------     -----------     -----------     -----------    -----------

    Total expenses ....................          488           7,070             800          11,489           1,685         84,337
                                         -----------     -----------     -----------     -----------     -----------    -----------

      Net investment income (loss) ....         (115)         (5,535)           (800)         (8,486)         34,001        (62,995)
                                         -----------     -----------     -----------     -----------     -----------    -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ........           --          21,186              --             623              --             --
    Realized gain (loss) on sale
     of investments .. ................       (2,492)        (21,254)        (67,512)        (41,803)         (2,792)      (618,124)
                                         -----------     -----------     -----------     -----------     -----------    -----------

      Realized gain (loss) ............       (2,492)            (68)        (67,512)        (41,180)         (2,792)      (618,124)
                                         -----------     -----------     -----------     -----------     -----------    -----------

    Change in unrealized gain (loss)
      on investments ..................       (1,505)       (106,147)         48,603         (58,596)        (25,329)      (640,731)
                                         -----------     -----------     -----------     -----------     -----------    -----------

  Net increase (decrease) in net assets
    resulting from operations .........  $    (4,112)    $  (111,750)    $   (19,709)    $  (108,262)    $     5,880    $(1,321,850)
                                         ===========     ===========     ===========     ===========     ===========    ===========

                        See Notes to Financial Statements

                                      -17-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                         LAZARD             MFS             MFS
                                                      INTERNATIONAL      EMERGING          MID CAP            MFS
                                                          STOCK           GROWTH           GROWTH           RESEARCH
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                       -----------      -----------      -----------      -----------
INVESTMENT INCOME:
  Dividends ......................................     $    57,403      $        --      $        --      $    10,000
                                                       -----------      -----------      -----------      -----------

EXPENSES:
  Insurance charges ..............................          46,249            1,980           46,080           35,679
  Administrative fees ............................           4,165              180            4,119            3,214
                                                       -----------      -----------      -----------      -----------

    Total expenses ...............................          50,414            2,160           50,199           38,893
                                                       -----------      -----------      -----------      -----------

      Net investment income (loss) ...............           6,989           (2,160)         (50,199)         (28,893)
                                                       -----------      -----------      -----------      -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...................              --               --               --               --
    Realized gain (loss) on sale of investments ..        (371,448)          (6,553)        (862,640)        (640,139)
                                                       -----------      -----------      -----------      -----------

      Realized gain (loss) .......................        (371,448)          (6,553)        (862,640)        (640,139)
                                                       -----------      -----------      -----------      -----------

    Change in unrealized gain (loss)
      on investments .............................          (8,200)         (44,883)      (1,049,953)         (13,396)
                                                       -----------      -----------      -----------      -----------

  Net increase (decrease) in net assets
    resulting from operations ....................     $  (372,659)     $   (53,596)     $(1,962,792)     $  (682,428)
                                                       ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                                      -18-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                          SMITH           SMITH
                                                            U.S.                                          BARNEY          BARNEY
                                                         GOVERNMENT     AIM CAPITAL      ALLIANCE       AGGRESSIVE         HIGH
                                           MFS VALUE     SECURITIES    APPRECIATION       GROWTH          GROWTH          INCOME
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          -----------    -----------    -----------     -----------     -----------     -----------
INVESTMENT INCOME:
  Dividends ...........................   $    42,277    $   391,024    $        --     $       801     $        --     $   699,849
                                          -----------    -----------    -----------     -----------     -----------     -----------

EXPENSES:
  Insurance charges ...................        27,968         89,935         43,883           2,307          89,262          49,168
  Administrative fees .................         2,510          8,156          3,975             207           8,004           4,458
                                          -----------    -----------    -----------     -----------     -----------     -----------

    Total expenses ....................        30,478         98,091         47,858           2,514          97,266          53,626
                                          -----------    -----------    -----------     -----------     -----------     -----------

      Net investment income (loss) ....        11,799        292,933        (47,858)         (1,713)        (97,266)        646,223
                                          -----------    -----------    -----------     -----------     -----------     -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ........        70,404         40,053             --              --              --              --
    Realized gain (loss) on sale
     of investments ...................       (18,337)       115,713       (940,924)        (28,658)       (449,450)       (210,644)
                                          -----------    -----------    -----------     -----------     -----------     -----------

      Realized gain (loss) ............        52,067        155,766       (940,924)        (28,658)       (449,450)       (210,644)
                                          -----------    -----------    -----------     -----------     -----------     -----------

    Change in unrealized gain (loss)
      on investments ..................      (323,424)       158,947        215,261         (33,448)     (1,885,677)       (621,317)
                                          -----------    -----------    -----------     -----------     -----------     -----------

  Net increase (decrease) in net assets
    resulting from operations .........   $  (259,558)   $   607,646    $  (773,521)    $   (63,819)    $(2,432,393)    $  (185,738)
                                          ===========    ===========    ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                                      -19-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                         SMITH
                                                         BARNEY                            SMITH
                                                         LARGE            SMITH            BARNEY         TRAVELERS
                                                     CAPITALIZATION       BARNEY           MONEY           MANAGED
                                                         GROWTH        MID CAP CORE        MARKET           INCOME
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                       -----------      -----------      -----------      -----------
INVESTMENT INCOME:
  Dividends ......................................     $    35,185      $     2,431      $   109,095      $ 1,031,042
                                                       -----------      -----------      -----------      -----------

EXPENSES:
  Insurance charges ..............................         171,522           35,788          145,631          155,714
  Administrative fees ............................          15,500            3,186           13,436           14,038
                                                       -----------      -----------      -----------      -----------

    Total expenses ...............................         187,022           38,974          159,067          169,752
                                                       -----------      -----------      -----------      -----------

      Net investment income (loss) ...............        (151,837)         (36,543)         (49,972)         861,290
                                                       -----------      -----------      -----------      -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...................              --               --               --           72,874
    Realized gain (loss) on sale of investments ..        (815,828)         (24,807)              --          (38,545)
                                                       -----------      -----------      -----------      -----------

      Realized gain (loss) .......................        (815,828)         (24,807)              --           34,329
                                                       -----------      -----------      -----------      -----------

    Change in unrealized gain (loss)
      on investments .............................      (2,297,290)        (397,346)              --         (877,589)
                                                       -----------      -----------      -----------      -----------

  Net increase (decrease) in net assets
    resulting from operations ....................     $(3,264,955)     $  (458,696)     $   (49,972)     $    18,030
                                                       ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                                      -20-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                            SMITH
                                                        EMERGING            BARNEY
                                                         GROWTH             SMALL             MID CAP
                                                        PORTFOLIO        CAP GROWTH          PORTFOLIO
                                                       -- CLASS II      OPPORTUNITIES       -- SERVICE
                                                         SHARES           PORTFOLIO           CLASS 2          COMBINED
                                                       ------------      ------------      ------------      ------------
INVESTMENT INCOME:
  Dividends ......................................     $         45      $         --      $      3,208      $  3,168,531
                                                       ------------      ------------      ------------      ------------

EXPENSES:
  Insurance charges ..............................            1,992             6,243            14,856         1,889,394
  Administrative fees ............................              181               551             1,352           170,067
                                                       ------------      ------------      ------------      ------------

    Total expenses ...............................            2,173             6,794            16,208         2,059,461
                                                       ------------      ------------      ------------      ------------

      Net investment income (loss) ...............           (2,128)           (6,794)          (13,000)        1,109,070
                                                       ------------      ------------      ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...................               --                --                --           549,562
    Realized gain (loss) on sale of investments ..          (14,190)          (14,196)          (22,757)       (7,781,900)
                                                       ------------      ------------      ------------      ------------

      Realized gain (loss) .......................          (14,190)          (14,196)          (22,757)       (7,232,338)
                                                       ------------      ------------      ------------      ------------

    Change in unrealized gain (loss)
      on investments .............................          (38,848)          (98,663)         (111,994)      (14,774,865)
                                                       ------------      ------------      ------------      ------------

  Net increase (decrease) in net assets
    resulting from operations ....................     $    (55,166)     $   (119,653)     $   (147,751)     $(20,898,133)
                                                       ============      ============      ============      ============

                        See Notes to Financial Statements

                                      -21-

                       This page intentionally left blank

                                      -22-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                            AIM V.I. PREMIER EQUITY FUND   GROWTHI & INCOME PORTFOLIO     PREMIER GROWTH PORTFOLIO
                                                    -- SERIES I                    -- CLASS B                    -- CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                2002            2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ............  $    (4,248)   $      (985)   $   (26,620)   $    (7,869)   $   (10,224)   $    (3,030)
  Realized gain (loss) ....................      (32,383)         7,602        (41,248)         2,854        (34,001)         3,204
  Change in unrealized gain (loss)
    on investments ........................      (74,600)       (10,467)      (552,824)       (10,737)      (157,959)       (21,356)
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations ...........     (111,231)        (3,850)      (620,692)       (15,752)      (202,184)       (21,182)
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........       74,665        174,000      1,161,393        882,982        512,808        227,375
  Participant transfers from other
    funding options .......................       73,964        267,300        516,826        934,477         76,271        191,571
  Administrative charges ..................          (65)            (9)          (333)           (23)           (88)           (15)
  Contract surrenders .....................     (188,670)        (8,316)      (397,596)       (19,388)       (14,133)          (944)
  Participant transfers to other
    funding options .......................      (35,852)        (3,757)      (268,248)       (53,301)      (131,485)          (105)
  Other payments to participants ..........           --             --        (59,505)            --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (75,958)       429,218        952,537      1,744,747        443,373        417,882
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets     (187,189)       425,368        331,845      1,728,995        241,189        396,700

NET ASSETS:
  Beginning of year .......................      425,368             --      1,728,995             --        396,700             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
  End of year .............................  $   238,179    $   425,368    $ 2,060,840    $ 1,728,995    $   637,889    $   396,700
                                             ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -23-

                       THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                           CREDIT SUISSE EMERGING MARKETS       VIP REIT SERIES          VIP SMALL CAP VALUE SERIES
                                                    PORTFOLIO                 -- STANDARD CLASS               -- STANDARD CLASS
                                             --------------------------    --------------------------    --------------------------
                                                2002            2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ............  $   (15,942)   $   (20,190)   $    13,372    $    (2,370)   $   (21,797)   $    (8,260)
  Realized gain (loss) ....................     (227,598)      (192,813)        56,113         14,566         15,849          5,030
  Change in unrealized gain (loss)
    on investments ........................      108,560         68,462        (70,184)        57,784       (188,683)        78,057
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations ...........     (134,980)      (144,541)          (699)        69,980       (194,631)        74,827
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      119,159        271,341      1,243,146        601,234        362,568        472,431
  Participant transfers from other
    funding options .......................      638,829         89,992        475,650        180,892        695,974        243,647
  Administrative charges ..................         (298)          (168)          (434)          (142)          (450)          (175)
  Contract surrenders .....................      (37,153)       (54,336)      (176,350)       (34,485)      (112,531)       (18,782)
  Participant transfers to other
    funding options .......................     (641,976)      (430,307)      (573,968)      (146,611)      (371,179)       (46,335)
  Other payments to participants ..........      (19,692)          (782)       (10,991)        (1,438)       (16,723)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....       58,869       (124,260)       957,053        599,450        557,659        650,786
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets      (76,111)      (268,801)       956,354        669,430        363,028        725,613

NET ASSETS:
  Beginning of year .......................      936,487      1,205,288      1,252,027        582,597      1,095,999        370,386
                                             -----------    -----------    -----------    -----------    -----------    -----------
  End of year .............................  $   860,376    $   936,487    $ 2,208,381    $ 1,252,027    $ 1,459,027    $ 1,095,999
                                             ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -24-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                APPRECIATION PORTFOLIO             SMALL CAP PORTFOLIO
                                                  -- INITIAL SHARES                 -- INITIAL SHARES
                                             ----------------------------      ----------------------------
                                                 2002             2001             2002             2001
                                             -----------      -----------      -----------      -----------
OPERATIONS:
  Net investment income (loss) ............  $   (22,003)     $   (21,183)     $   (66,580)     $   (40,028)
  Realized gain (loss) ....................     (103,591)         (25,356)        (286,539)          87,836
  Change in unrealized gain (loss)
    on investments ........................     (940,523)        (250,640)        (483,479)        (208,486)
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from operations ...........   (1,066,117)        (297,179)        (836,598)        (160,678)
                                             -----------      -----------      -----------      -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........    3,205,213        2,371,243        1,210,110        1,744,437
  Participant transfers from other
    funding options .......................      813,273           99,992          324,956          367,492
  Administrative charges ..................       (1,273)            (538)            (884)            (474)
  Contract surrenders .....................     (496,384)        (243,194)        (332,370)        (101,701)
  Participant transfers to other
    funding options .......................     (521,076)        (174,972)        (779,575)        (486,469)
  Other payments to participants ..........     (107,621)              --          (42,802)          (2,941)
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    2,892,132        2,052,531          379,435        1,520,344
                                             -----------      -----------      -----------      -----------

      Net increase (decrease) in net assets    1,826,015        1,755,352         (457,163)       1,359,666

NET ASSETS:
  Beginning of year .......................    4,415,608        2,660,256        3,875,795        2,516,129
                                             -----------      -----------      -----------      -----------
  End of year .............................  $ 6,241,623      $ 4,415,608      $ 3,418,632      $ 3,875,795
                                             ===========      ===========      ===========      ===========

                                               FRANKLIN SMALL CAP FUND         MUTUAL SHARES SECURITIES FUND
                                                      -- CLASS  2                       -- CLASS 2
                                             ----------------------------      ----------------------------
                                                 2002            2001             2002             2001
                                             -----------      -----------      -----------      -----------
OPERATIONS:
  Net investment income (loss) ............  $   (20,854)     $   (24,936)     $      (962)     $        --
  Realized gain (loss) ....................     (224,203)        (291,847)             788               --
  Change in unrealized gain (loss)
    on investments ........................     (255,494)         (69,326)         (11,169)              --
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from operations ...........     (500,551)        (386,109)         (11,343)              --
                                             -----------      -----------      -----------      -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      326,199          494,051          168,422               --
  Participant transfers from other
    funding options .......................      144,882          159,916          102,629               --
  Administrative charges ..................         (544)            (451)              (5)              --
  Contract surrenders .....................      (96,635)         (75,876)            (346)              --
  Participant transfers to other
    funding options .......................     (283,292)        (661,284)          (5,299)              --
  Other payments to participants ..........       (2,856)          (3,011)              --               --
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....       87,754          (86,655)         265,401               --
                                             -----------      -----------      -----------      -----------

      Net increase (decrease) in net assets     (412,797)        (472,764)         254,058               --

NET ASSETS:
  Beginning of year .......................    1,567,129        2,039,893               --               --
                                             -----------      -----------      -----------      -----------
  End of year .............................  $ 1,154,332      $ 1,567,129      $   254,058      $        --
                                             ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                                      -25-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                            TEMPLETON DEVELOPING MARKETS  TEMPLETON FOREIGN SECURITIES
                                             SECURITIES FUND -- CLASS 2           FUND -- CLASS 2          APPRECIATION PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2002            2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ............  $    (2,958)   $    (4,253)   $    (4,492)   $    11,720    $     1,065    $    (3,147)
  Realized gain (loss) ....................       77,897        (96,819)      (106,464)      (215,891)       (35,060)        (1,159)
  Change in unrealized gain (loss)
    on investments ........................      (14,702)        91,716       (266,786)       (51,762)      (318,755)        (2,886)
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations ...........       60,237         (9,356)      (377,742)      (255,933)      (352,750)        (7,192)
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      110,085        237,135        635,278        777,442      1,238,429        968,914
  Participant transfers from other
    funding options .......................    4,813,226      2,555,222      4,915,327      4,335,852        565,348          2,054
  Administrative charges ..................         (150)           (68)          (528)          (310)          (289)           (12)
  Contract surrenders .....................     (445,920)        (6,630)      (805,121)       (36,084)       (63,194)       (22,928)
  Participant transfers to other
    funding options .......................   (4,907,994)    (2,309,809)    (4,958,495)    (3,730,398)      (186,915)       (11,637)
  Other payments to participants ..........      (18,301)            --        (41,473)            --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....     (449,054)       475,850       (255,012)     1,346,502      1,553,379        936,391
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets     (388,817)       466,494       (632,754)     1,090,569      1,200,629        929,199

NET ASSETS:
  Beginning of year .......................      789,302        322,808      2,407,253      1,316,684        929,199             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
  End of year .............................  $   400,485    $   789,302    $ 1,774,499    $ 2,407,253    $ 2,129,828    $   929,199
                                             ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -26-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                               AGGRESSIVE GROWTH PORTFOLIO
                                              FUNDAMENTAL VALUE PORTFOLIO           -- SERVICE SHARES
                                             ----------------------------      ----------------------------
                                                 2002             2001             2002             2001
                                             -----------      -----------      -----------      -----------
OPERATIONS:
  Net investment income (loss) ............  $   (29,737)     $   (13,193)     $   (20,341)     $   (30,541)
  Realized gain (loss) ....................     (186,336)          71,672         (336,702)        (502,239)
  Change in unrealized gain (loss)
    on investments ........................     (955,975)        (152,314)         (57,869)        (461,161)
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from operations ...........   (1,172,048)         (93,835)        (414,912)        (993,941)
                                             -----------      -----------      -----------      -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........    1,616,942        2,117,333           91,971          637,959
  Participant transfers from other
    funding options .......................    1,076,278        1,933,493          124,984          428,957
  Administrative charges ..................         (999)            (182)            (507)            (425)
  Contract surrenders .....................     (347,169)        (102,613)         (54,404)         (54,838)
  Participant transfers to other
    funding options .......................     (937,850)        (441,176)        (235,126)        (678,817)
  Other payments to participants ..........       42,254               --           (8,901)          (1,443)
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    1,449,456        3,506,855          (81,983)         331,393
                                             -----------      -----------      -----------      -----------

      Net increase (decrease) in net assets      277,408        3,413,020         (496,895)        (662,548)

NET ASSETS:
  Beginning of year .......................    3,413,020               --        1,438,851        2,101,399
                                             -----------      -----------      -----------      -----------
  End of year .............................  $ 3,690,428      $ 3,413,020      $   941,956      $ 1,438,851
                                             ===========      ===========      ===========      ===========

                                             GROWTH AND INCOME PORTFOLIO       INTERNATIONAL GROWTH PORTFOLIO
                                                  -- SERVICE SHARES                  -- SERVICE SHARES
                                             ----------------------------      ----------------------------
                                                 2002            2001             2002              2001
                                             -----------      -----------      -----------      -----------
OPERATIONS:
  Net investment income (loss) ............  $   (17,276)     $   (12,602)     $   (25,190)     $   (27,968)
  Realized gain (loss) ....................     (136,429)        (129,826)        (545,508)        (177,624)
  Change in unrealized gain (loss)
    on investments ........................     (253,681)        (144,680)         (65,168)        (559,067)
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from operations ...........     (407,386)        (287,108)        (635,866)        (764,659)
                                             -----------      -----------      -----------      -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      593,240          507,622          111,810        1,805,019
  Participant transfers from other
    funding options .......................       39,803          419,767          233,945          353,670
  Administrative charges ..................         (482)            (355)            (652)            (551)
  Contract surrenders .....................     (181,354)         (53,283)        (131,671)         (94,796)
  Participant transfers to other
    funding options .......................     (146,217)        (498,322)      (1,044,795)        (494,002)
  Other payments to participants ..........      (76,404)              --          (10,980)          (4,322)
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      228,586          375,429         (842,343)       1,565,018
                                             -----------      -----------      -----------      -----------

      Net increase (decrease) in net assets     (178,800)          88,321       (1,478,209)         800,359

NET ASSETS:
  Beginning of year .......................    1,365,942        1,277,621        2,884,860        2,084,501
                                             -----------      -----------      -----------      -----------
  End of year .............................  $ 1,187,142      $ 1,365,942      $ 1,406,651      $ 2,884,860
                                             ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                                      -27-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                             TOTAL RETURN PORTFOLIO   PUTNAM VT INTERNATIONAL GROWTH
                                                   EQUITY PORTFOLIO         -- ADMINISTRATIVE CLASS       FUND -- CLASS IB SHARES
                                              -------------------------   --------------------------    --------------------------
                                                  2002         2001          2002           2001           2002            2001
                                              -----------   -----------   -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ............  $        (92) $     (6,791) $    181,781   $     30,363   $    (26,746)  $     (7,656)
  Realized gain (loss) ....................       (82,159)       19,154       140,731         82,469         16,183        (10,205)
  Change in unrealized gain (loss)
    on investments ........................        26,752       (59,644)      271,743        (62,671)      (380,294)        27,631
                                             ------------  ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations ...........       (55,499)      (47,281)      594,255         50,161       (390,857)         9,770
                                             ------------  ------------  ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             2       102,335     5,473,203      3,475,769      1,613,362      1,374,182
  Participant transfers from other
    funding options .......................         1,986         7,003     2,468,724      1,157,693      4,951,016      3,797,230
  Administrative charges ..................            (3)         (115)       (1,835)          (168)          (388)           (10)
  Contract surrenders .....................      (123,142)      (24,949)   (1,050,501)       (37,132)      (839,466)        (8,625)
  Participant transfers to other
    funding options .......................      (292,625)     (502,470)     (818,679)      (153,663)    (4,693,583)    (3,266,953)
  Other payments to participants ..........            --            --       (92,210)            --             --             --
                                             ------------  ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (413,782)     (418,196)    5,978,702      4,442,499      1,030,941      1,895,824
                                             ------------  ------------  ------------   ------------   ------------   ------------

      Net increase (decrease) in net assets      (469,281)     (465,477)    6,572,957      4,492,660        640,084      1,905,594

NET ASSETS:
  Beginning of year .......................       469,281       934,758     4,492,660             --      1,905,594             --
                                             ------------  ------------  ------------   ------------   ------------   ------------
  End of year .............................  $         --  $    469,281  $ 11,065,617   $  4,492,660   $  2,545,678   $  1,905,594
                                             ============  ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                                      -28-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                             PUTNAM VT SMALL CAP VALUE FUND     PUTNAM VT VOYAGER II FUND
                                                 -- CLASS IB SHARES                 -- CLASS IB SHARES
                                             ----------------------------      ----------------------------
                                                2002             2001              2002             2001
OPERATIONS:                                  -----------      -----------      -----------      -----------
  Net investment income (loss) ............  $    (8,648)     $    (1,755)     $      (670)     $    (1,600)
  Realized gain (loss) ....................      (10,711)          (1,134)         (12,509)         (80,110)
  Change in unrealized gain (loss)
    on investments ........................     (126,740)          14,586           (3,399)          (7,679)
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from operations ...........     (146,099)          11,697          (16,578)         (89,389)
                                             -----------      -----------      -----------      -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      347,378          163,276            5,325           19,914
  Participant transfers from other
    funding options .......................      197,292          190,715           22,058          294,872
  Administrative charges ..................         (194)             (48)             (19)              --
  Contract surrenders .....................      (48,499)         (14,883)         (25,841)         (13,392)
  Participant transfers to other
    funding options .......................     (138,438)         (35,974)          (2,676)        (157,528)
  Other payments to participants ..........           --               --               --               --
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      357,539          303,086           (1,153)         143,866
                                             -----------      -----------      -----------      -----------

      Net increase (decrease) in net assets      211,440          314,783          (17,731)          54,477

NET ASSETS:
  Beginning of year .......................      314,783               --           54,477               --
                                             -----------      -----------      -----------      -----------
  End of year .............................  $   526,223      $   314,783      $    36,746      $    54,477
                                             ===========      ===========      ===========      ===========

                                                CAPITAL FUND - CLASS I           INVESTORS FUND - CLASS I
                                             ----------------------------      ----------------------------
                                                 2002             2001             2002            2001
OPERATIONS:                                  -----------      -----------      -----------      -----------
  Net investment income (loss) ............  $   (19,527)     $     2,142      $   (29,182)     $   (17,396)
  Realized gain (loss) ....................      (85,044)          (2,147)        (161,174)          30,834
  Change in unrealized gain (loss)
    on investments ........................     (410,168)          12,481       (1,381,943)        (119,140)
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from operations ...........     (514,739)          12,476       (1,572,299)        (105,702)
                                             -----------      -----------      -----------      -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      784,776          388,980        2,926,220        3,701,204
  Participant transfers from other
    funding options .......................      847,766          681,198          417,218        1,300,695
  Administrative charges ..................         (333)             (27)          (1,528)            (426)
  Contract surrenders .....................     (317,715)         (12,112)        (636,760)        (102,817)
  Participant transfers to other
    funding options .......................     (254,917)         (78,093)        (971,359)        (323,484)
  Other payments to participants ..........      104,532               --         (185,711)         (54,854)
                                             -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    1,164,109          979,946        1,548,080        4,520,318
                                             -----------      -----------      -----------      -----------

      Net increase (decrease) in net assets      649,370          992,422          (24,219)       4,414,616

NET ASSETS:
  Beginning of year .......................      992,422               --        5,893,981        1,479,365
                                             -----------      -----------      -----------      -----------
  End of year .............................  $ 1,641,792      $   992,422      $ 5,869,762      $ 5,893,981
                                             ===========      ===========      ===========      ===========

                        See Notes to Financial Statements

                                      -29-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                               SMITH BARNEY LARGE     STRONG MULTI CAP       MONTGOMERY VARIABLE
                                               CAP CORE PORTFOLIO       VALUE FUND II        SERIES: GROWTH FUND
                                             ---------------------  ---------------------   ---------------------
                                                2002        2001       2002        2001        2002        2001
                                             ---------   ---------  ---------   ---------   ---------   ---------
OPERATIONS:
  Net investment income (loss) ............  $    (115)  $      --  $  (5,535)  $  (8,818)  $    (800)  $      10
  Realized gain (loss) ....................     (2,492)         --        (68)      4,437     (67,512)   (139,586)
  Change in unrealized gain (loss)
    on investments ........................     (1,505)         --   (106,147)      8,950      48,603      23,081
                                             ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from operations ...........     (4,112)         --   (111,750)      4,569     (19,709)   (116,495)
                                             ---------   ---------  ---------   ---------   ---------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........     44,363          --         --     245,601          (4)      6,725
  Participant transfers from other
    funding options .......................     54,399          --     22,999       8,968       2,427      36,618
  Administrative charges ..................         (7)         --       (108)        (81)         (2)        (34)
  Contract surrenders .....................         --          --    (50,014)    (99,576)     (9,923)    (10,802)
  Participant transfers to other
    funding options .......................    (18,623)         --    (41,504)    (86,528)    (67,554)   (437,372)
  Other payments to participants ..........         --          --     (6,138)         --          --          --
                                             ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....     80,132          --    (74,765)     68,384     (75,056)   (404,865)
                                             ---------   ---------  ---------   ---------   ---------   ---------

      Net increase (decrease) in net assets     76,020          --   (186,515)     72,953     (94,765)   (521,360)

NET ASSETS:
  Beginning of year .......................         --          --    473,332     400,379      94,765     616,125
                                             ---------   ---------  ---------   ---------   ---------   ---------
  End of year .............................  $  76,020   $      --  $ 286,817   $ 473,332   $      --   $  94,765
                                             =========   =========  =========   =========   =========   =========

                        See Notes to Financial Statements

                                      -30-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                 DISCIPLINED MID CAP STOCK          DISCIPLINED SMALL CAP STOCK
                                                         PORTFOLIO                          PORTFOLIO
                                             ---------------------------------   --------------------------------
                                                  2002               2001              2002             2001
                                             ---------------   ---------------   ---------------  ---------------
OPERATIONS:
  Net investment income (loss) ............  $        (8,486)  $       (12,950)  $            --  $        (4,148)
  Realized gain (loss) ....................          (41,180)           36,150                --          (28,046)
  Change in unrealized gain (loss)
    on investments ........................          (58,596)          (95,724)               --           (7,050)
                                             ---------------   ---------------   ---------------  ---------------

    Net increase (decrease) in net assets
      resulting from operations ...........         (108,262)          (72,524)               --          (39,244)
                                             ---------------   ---------------   ---------------  ---------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            2,006           342,634                --           99,434
  Participant transfers from other
    funding options .......................           32,616            58,657                --            6,389
  Administrative charges ..................             (164)             (130)               --             (116)
  Contract surrenders .....................          (78,760)          (76,003)               --           (5,335)
  Participant transfers to other
    funding options .......................         (220,548)         (292,532)               --         (366,915)
  Other payments to participants ..........          (15,234)          (51,711)               --               --
                                             ---------------   ---------------   ---------------  ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....         (280,084)          (19,085)               --         (266,543)
                                             ---------------   ---------------   ---------------  ---------------

      Net increase (decrease) in net assets         (388,346)          (91,609)               --         (305,787)

NET ASSETS:
  Beginning of year .......................          824,121           915,730                --          305,787
                                             ---------------   ---------------   ---------------  ---------------
  End of year .............................  $       435,775   $       824,121   $            --  $            --
                                             ===============   ===============   ===============  ===============

                                                                                           JURIKA & VOYLES
                                               FEDERATED HIGH YIELD PORTFOLIO          CORE EQUITY PORTFOLIO
                                             ---------------------------------  --------------------------------
                                                   2002              2001             2002             2001
                                             ---------------   ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income (loss) ............  $        34,001   $            --  $            --  $          (546)
  Realized gain (loss) ....................           (2,792)               --               --          (32,127)
  Change in unrealized gain (loss)
    on investments ........................          (25,329)               --               --          (16,390)
                                             ---------------   ---------------  ---------------  ---------------

    Net increase (decrease) in net assets
      resulting from operations ...........            5,880                --               --          (49,063)
                                             ---------------   ---------------  ---------------  ---------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........          144,962                --               --           45,637
  Participant transfers from other
    funding options .......................          142,298                --               --           35,438
  Administrative charges ..................              (12)               --               --              (86)
  Contract surrenders .....................             (591)               --               --           (2,228)
  Participant transfers to other
    funding options .......................          (32,957)               --               --         (274,883)
  Other payments to participants ..........               --                --               --               --
                                             ---------------   ---------------  ---------------  ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          253,700                --               --         (196,122)
                                             ---------------   ---------------  ---------------  ---------------

      Net increase (decrease) in net assets          259,580                --               --         (245,185)

NET ASSETS:
  Beginning of year .......................               --                --               --          245,185
                                             ---------------   ---------------  ---------------  ---------------
  End of year .............................  $       259,580   $            --  $            --  $            --
                                             ===============   ===============  ===============  ===============

                        See Notes to Financial Statements

                                      -31-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                            LAZARD INTERNATIONAL           MFS EMERGING
                                                LARGE CAP PORTFOLIO            STOCK PORTFOLIO           GROWTH PORTFOLIO
                                             -------------------------   -------------------------   -------------------------
                                                 2002          2001          2002          2001          2002         2001
                                             -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ............  $   (62,995)  $   (77,450)  $     6,989   $   (56,417)  $    (2,160)  $      (703)
  Realized gain (loss) ....................     (618,124)     (590,352)     (371,448)     (969,778)       (6,553)        4,942
  Change in unrealized gain (loss)
    on investments ........................     (640,731)     (721,779)       (8,200)     (113,693)      (44,883)      (14,986)
                                             -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........   (1,321,850)   (1,389,581)     (372,659)   (1,139,888)      (53,596)      (10,747)
                                             -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      570,746     1,778,716       613,450       919,595        96,739       129,579
  Participant transfers from other
    funding options .......................      231,308       771,326     4,607,711     4,052,859         4,919           106
  Administrative charges ..................       (1,737)       (1,374)         (931)         (687)          (12)           (2)
  Contract surrenders .....................     (320,576)     (274,386)     (863,956)     (133,058)         (860)         (366)
  Participant transfers to other
    funding options .......................     (787,279)   (1,528,149)   (4,823,839)   (4,467,472)      (11,148)      (38,781)
  Other payments to participants ..........     (230,970)       (5,080)      (45,767)       (3,086)           --            --
                                             -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....     (538,508)      741,053      (513,332)      368,151        89,638        90,536
                                             -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets   (1,860,358)     (648,528)     (885,991)     (771,737)       36,042        79,789

NET ASSETS:
  Beginning of year .......................    5,658,065     6,306,593     3,314,496     4,086,233        79,789            --
                                             -----------   -----------   -----------   -----------   -----------   -----------
  End of year .............................  $ 3,797,707   $ 5,658,065   $ 2,428,505   $ 3,314,496   $   115,831   $    79,789
                                             ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                                      -32-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     MFS MID CAP
                                                  GROWTH PORTFOLIO           MFS RESEARCH PORTFOLIO
                                             --------------------------    --------------------------
                                                2002            2001           2002           2001
                                             -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ............  $   (50,199)   $   (64,460)   $   (28,893)   $   (60,772)
  Realized gain (loss) ....................     (862,640)       659,346       (640,139)      (114,103)
  Change in unrealized gain (loss)
    on investments ........................   (1,049,953)    (1,654,143)       (13,396)      (836,674)
                                             -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations ...........   (1,962,792)    (1,059,257)      (682,428)    (1,011,549)
                                             -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      734,163      2,306,440         40,296        540,385
  Participant transfers from other
    funding options .......................      627,054      1,097,352        190,410        391,237
  Administrative charges ..................         (821)          (698)          (729)          (682)
  Contract surrenders .....................     (224,823)      (117,505)      (208,472)      (112,893)
  Participant transfers to other
    funding options .......................     (841,352)      (688,092)      (888,407)      (835,624)
  Other payments to participants ..........      (19,191)       (10,727)       (17,762)            --
                                             -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      275,030      2,586,770       (884,664)       (17,577)
                                             -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets   (1,687,762)     1,527,513     (1,567,092)    (1,029,126)

NET ASSETS:
  Beginning of year .......................    3,939,868      2,412,355      2,957,621      3,986,747
                                             -----------    -----------    -----------    -----------
  End of year .............................  $ 2,252,106    $ 3,939,868    $ 1,390,529    $ 2,957,621
                                             ===========    ===========    ===========    ===========

                                                 MFS VALUE PORTFOLIO       STRATEGIC STOCK PORTFOLIO
                                             --------------------------    -------------------------
                                                 2002           2001           2002          2001
                                             -----------    -----------    -----------   -----------
OPERATIONS:
  Net investment income (loss) ............  $    11,799    $   (12,454)   $        --   $     5,225
  Realized gain (loss) ....................       52,067         55,583             --        (9,787)
  Change in unrealized gain (loss)
    on investments ........................     (323,424)       (58,440)            --       (13,328)
                                             -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........     (259,558)       (15,311)            --       (17,890)
                                             -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      813,029      1,004,256             --            (1)
  Participant transfers from other
    funding options .......................      403,667        285,108             --         1,755
  Administrative charges ..................         (514)          (124)            --           (77)
  Contract surrenders .....................     (301,906)       (89,771)            --       (14,193)
  Participant transfers to other
    funding options .......................     (266,020)      (671,417)            --      (247,459)
  Other payments to participants ..........      (41,666)            --             --            --
                                             -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      606,590        528,052             --      (259,975)
                                             -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets      347,032        512,741             --      (277,865)

NET ASSETS:
  Beginning of year .......................    1,633,195      1,120,454             --       277,865
                                             -----------    -----------    -----------   -----------
  End of year .............................  $ 1,980,227    $ 1,633,195    $        --   $        --
                                             ===========    ===========    ===========   ===========

                        See Notes to Financial Statements

                                      -33-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                            U.S. GOVERNMENT SECURITIES    AIM CAPITAL APPRECIATION
                                                     PORTFOLIO                   PORTFOLIO           ALLIANCE GROWTH PORTFOLIO
                                             -------------------------   -------------------------   -------------------------
                                                2002           2001          2002          2001          2002         2001
                                             -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ............  $   292,933   $   104,656   $   (47,858)  $   (67,590)  $    (1,713)  $    (2,687)
  Realized gain (loss) ....................      155,766        70,822      (940,924)      480,225       (28,658)     (116,403)
  Change in unrealized gain (loss)
    on investments ........................      158,947         2,100       215,261    (1,615,742)      (33,448)      (25,678)
                                             -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........      607,646       177,578      (773,521)   (1,203,107)      (63,819)     (144,768)
                                             -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........    1,677,466     2,364,158       199,254       678,645        23,754       107,109
  Participant transfers from other
    funding options .......................    1,282,887       845,236       398,992       389,964        29,428       634,760
  Administrative charges ..................       (1,493)         (577)       (1,326)         (986)          (45)           (2)
  Contract surrenders .....................     (415,796)     (174,709)     (231,799)     (218,737)      (49,585)      (28,201)
  Participant transfers to other
    funding options .......................   (1,549,181)   (1,609,471)     (632,909)     (716,988)       (5,042)     (385,772)
  Other payments to participants ..........     (153,589)      (92,688)     (102,730)       (8,220)           --            --
                                             -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      840,294     1,331,949      (370,518)      123,678        (1,490)      327,894
                                             -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets    1,447,940     1,509,527    (1,144,039)   (1,079,429)      (65,309)      183,126

NET ASSETS:
  Beginning of year .......................    4,666,260     3,156,733     3,275,144     4,354,573       183,126            --
                                             -----------   -----------   -----------   -----------   -----------   -----------
  End of year .............................  $ 6,114,200   $ 4,666,260   $ 2,131,105   $ 3,275,144   $   117,817   $   183,126
                                             ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                                      -34-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                SMITH BARNEY AGGRESSIVE        SMITH BARNEY HIGH INCOME
                                                   GROWTH PORTFOLIO                   PORTFOLIO
                                             ----------------------------    ----------------------------
                                                 2002            2001            2002            2001
                                             ------------    ------------    ------------    ------------
OPERATIONS:
  Net investment income (loss) ............  $    (97,266)   $    (69,376)   $    646,223    $    263,458
  Realized gain (loss) ....................      (449,450)        (12,949)       (210,644)       (142,110)
  Change in unrealized gain (loss)
    on investments ........................    (1,885,677)        (90,814)       (621,317)       (276,387)
                                             ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations ...........    (2,432,393)       (173,139)       (185,738)       (155,039)
                                             ------------    ------------    ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........     1,226,270       3,583,527         633,705       1,473,523
  Participant transfers from other
    funding options .......................       939,020       1,144,302         455,721         439,940
  Administrative charges ..................        (1,951)           (930)           (769)           (379)
  Contract surrenders .....................      (379,996)       (155,345)       (445,065)       (248,215)
  Participant transfers to other
    funding options .......................      (890,435)       (238,847)       (453,998)       (881,077)
  Other payments to participants ..........         7,660              --         (55,912)         (3,974)
                                             ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....       900,568       4,332,707         133,682         779,818
                                             ------------    ------------    ------------    ------------

      Net increase (decrease) in net assets    (1,531,825)      4,159,568         (52,056)        624,779

NET ASSETS:
  Beginning of year .......................     6,045,775       1,886,207       2,768,019       2,143,240
                                             ------------    ------------    ------------    ------------
  End of year .............................  $  4,513,950    $  6,045,775    $  2,715,963    $  2,768,019
                                             ============    ============    ============    ============

                                           SMITH BARNEY LARGE CAPITALIZATION      SMITH BARNEY MID CAP
                                                   GROWTH PORTFOLIO                  CORE PORTFOLIO
                                             ----------------------------    ----------------------------
                                                 2002            2001            2002            2001
                                             ------------    ------------    ------------    ------------
OPERATIONS:
  Net investment income (loss) ............  $   (151,837)   $   (204,939)   $    (36,543)   $     (8,060)
  Realized gain (loss) ....................      (815,828)       (331,299)        (24,807)           (291)
  Change in unrealized gain (loss)
    on investments ........................    (2,297,290)     (1,216,785)       (397,346)         98,176
                                             ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations ...........    (3,264,955)     (1,753,023)       (458,696)         89,825
                                             ------------    ------------    ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........     1,276,321       4,108,563       1,271,052       1,465,363
  Participant transfers from other
    funding options .......................     1,002,441       1,146,942         430,799         180,127
  Administrative charges ..................        (3,342)         (2,211)           (510)            (17)
  Contract surrenders .....................      (636,666)       (489,784)       (185,731)         (7,677)
  Participant transfers to other
    funding options .......................    (1,605,250)     (2,028,175)       (317,669)        (53,533)
  Other payments to participants ..........      (350,357)        (64,935)        (62,600)             --
                                             ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (316,853)      2,670,400       1,135,341       1,584,263
                                             ------------    ------------    ------------    ------------

      Net increase (decrease) in net assets    (3,581,808)        917,377         676,645       1,674,088

NET ASSETS:
  Beginning of year .......................    11,964,336      11,046,959       1,674,088              --
                                             ------------    ------------    ------------    ------------
  End of year .............................  $  8,382,528    $ 11,964,336    $  2,350,733    $  1,674,088
                                             ============    ============    ============    ============

                        See Notes to Financial Statements

                                      -35-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                              SMITH BARNEY MONEY MARKET      TRAVELERS MANAGED INCOME    EMERGING GROWTH PORTFOLIO
                                                     PORTFOLIO                       PORTFOLIO              -- CLASS II SHARES
                                             ---------------------------   ---------------------------  ---------------------------
                                                 2002           2001           2002           2001          2002           2001
                                             ------------   ------------   ------------   ------------  ------------   ------------
OPERATIONS:
  Net investment income (loss) ............  $    (49,972)  $     44,075   $    861,290   $    201,761  $     (2,128)  $       (527)
  Realized gain (loss) ....................            --             --         34,329        131,856       (14,190)           (58)
  Change in unrealized gain (loss)
    on investments ........................            --             --       (877,589)       (71,033)      (38,848)          (135)
                                             ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations ...........       (49,972)        44,075         18,030        262,584       (55,166)          (720)
                                             ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........    13,108,284      5,922,623      2,593,614      4,998,420        60,764         91,772
  Participant transfers from other
    funding options .......................    25,156,474     17,923,563        886,969      3,306,251         9,660          6,506
  Administrative charges ..................        (1,417)          (386)        (2,738)        (1,498)          (25)           (11)
  Contract surrenders .....................    (4,598,392)      (779,599)      (958,234)      (391,401)       (7,621)          (384)
  Participant transfers to other
    funding options .......................   (23,296,532)   (17,781,292)    (1,887,122)    (4,716,954)      (43,355)            --
  Other payments to participants ..........       (43,706)       (21,843)      (319,276)       (10,969)       34,844             --
                                             ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    10,324,711      5,263,066        313,213      3,183,849        54,267         97,883
                                             ------------   ------------   ------------   ------------  ------------   ------------

      Net increase (decrease) in net assets    10,274,739      5,307,141        331,243      3,446,433          (899)        97,163

NET ASSETS:
  Beginning of year .......................     6,763,658      1,456,517      9,274,945      5,828,512        97,163             --
                                             ------------   ------------   ------------   ------------  ------------   ------------
  End of year .............................  $ 17,038,397   $  6,763,658   $  9,606,188   $  9,274,945  $     96,264   $     97,163
                                             ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                                      -36-

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                             SMITH BARNEY SMALL CAP GROWTH            MID CAP PORTFOLIO
                                                OPPORTUNITIES PORTFOLIO              -- SERVICE CLASS 2
                                             ------------------------------    ------------------------------
                                                  2002             2001            2002            2001
                                             -------------    -------------    -------------    -------------
OPERATIONS:
  Net investment income (loss) ............  $      (6,794)   $      (1,856)   $     (13,000)   $      (1,564)
  Realized gain (loss) ....................        (14,196)            (751)         (22,757)              41
  Change in unrealized gain (loss)
    on investments ........................        (98,663)           3,310         (111,994)          10,588
                                             -------------    -------------    -------------    -------------

    Net increase (decrease) in net assets
      resulting from operations ...........       (119,653)             703         (147,751)           9,065
                                             -------------    -------------    -------------    -------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        171,515          134,444          507,431          206,741
  Participant transfers from other
    funding options .......................         71,623          186,617          635,282           91,881
  Administrative charges ..................           (168)             (65)            (221)              (8)
  Contract surrenders .....................        (21,790)          (1,348)         (21,859)              --
  Participant transfers to other
    funding options .......................        (72,968)         (13,249)        (200,959)          (1,141)
  Other payments to participants ..........             --               --           34,844               --
                                             -------------    -------------    -------------    -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....        148,212          306,399          954,518          297,473
                                             -------------    -------------    -------------    -------------

      Net increase (decrease) in net assets         28,559          307,102          806,767          306,538

NET ASSETS:
  Beginning of year .......................        307,102               --          306,538               --
                                             -------------    -------------    -------------    -------------
  End of year .............................  $     335,661    $     307,102    $   1,113,305    $     306,538
                                             =============    =============    =============    =============

                                                        COMBINED
                                             ------------------------------
                                                  2002               2001
                                             -------------    -------------
OPERATIONS:
  Net investment income (loss) ............  $   1,109,070    $    (247,660)
  Realized gain (loss) ....................     (7,232,338)      (2,446,187)
  Change in unrealized gain (loss)
    on investments ........................    (14,774,865)      (8,523,875)
                                             -------------    -------------

    Net increase (decrease) in net assets
      resulting from operations ...........    (20,898,133)     (11,217,722)
                                             -------------    -------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........     49,740,884       56,070,067
  Participant transfers from other
    funding options .......................     62,157,329       53,035,602
  Administrative charges ..................        (31,323)         (15,853)
  Contract surrenders .....................    (16,935,340)      (4,573,620)
  Participant transfers to other
    funding options .......................    (62,156,270)     (53,047,190)
  Other payments to participants ..........     (1,934,934)        (342,024)
                                             -------------    -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....     30,840,346       51,126,982
                                             -------------    -------------

      Net increase (decrease) in net assets      9,942,213       39,909,260

NET ASSETS:
  Beginning of year .......................    109,347,139       69,437,879
                                             -------------    -------------
  End of year .............................  $ 119,289,352    $ 109,347,139
                                             =============    =============

                        See Notes to Financial Statements

                                      -37-

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account TM for Variable Annuities ("Separate Account TM")
is a separate account of The Travelers Insurance Company ("The Company"), an
indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account TM is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account TM is comprised of the Travelers Marquis
Portfolio product.

Participant purchase payments applied to Separate Account TM are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2002, the investments comprising Separate Account TM were:

     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
     Alliance Variable Product Series Fund, Inc., Maryland business trust
         Growth & Income Portfolio - Class B
         Premier Growth Portfolio - Class B
     Credit Suisse Trust (Formerly Credit Suisse Warburg Pincus Trust),
         Massachusetts business trust
         Credit Suisse Emerging Markets Portfolio (Formerly Credit Suisse Trust
             Emerging Markets Portfolio)
     Delaware VIP Trust (Formerly Delaware Group Premium Fund), Maryland
         business trust
         VIP REIT Series - Standard Class (Formerly REIT Series)
         VIP Small Cap Value Series - Standard Class (Formerly Small Cap
             Value Series)
     Dreyfus Variable Investment Fund, Maryland business trust
         Appreciation Portfolio - Initial Shares
         Small Cap Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
         business trust
         Franklin Small Cap Fund - Class 2
         Mutual Shares Securities Fund - Class 2
         Templeton Developing Markets Securities Fund - Class 2
         Templeton Foreign Securities Fund - Class 2 (Formerly Templeton
         International Securities Fund - Class 2)
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
         The Company
         Appreciation Portfolio
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Aggressive Growth Portfolio - Service Shares
         Growth and Income Portfolio - Service Shares
         International Growth Portfolio - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class (Formerly Total Return
             Bond Portfolio)
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Growth Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
         Putnam VT Voyager II Fund - Class IB Shares
     Salomon Brothers Variable Series Fund Inc., Maryland business trust,
         Affiliate of The Company
         Capital Fund - Class I (Formerly Capital Fund)
         Investors Fund - Class I (Formerly Investors Fund)
     Smith Barney Investment Series, Massachusetts business trust,
         Affiliate of The Company
         Smith Barney Large Cap Core Portfolio
     Strong Variable Insurance Funds, Inc., Wisconsin business trust
         Strong Multi Cap Value Fund II

                                      -38-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The Company
         Disciplined Mid Cap Stock Portfolio
         Federated High Yield Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Research Portfolio
         MFS Value Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of
         The Company
         AIM Capital Appreciation Portfolio
         Alliance Growth Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Travelers Managed Income Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of
         The Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account TM in the preparation of its financial statements.

On July 12, 2002, AIM Capital Appreciation Portfolio of the Travelers Series
Fund Inc. was substituted in place of Montgomery Variable Series: Growth Fund of
The Montgomery Funds III and Equity Portfolio of The OCC Accumulation Trust,
which are no longer available in this Separate Account.

Effective October 26, 2001, the assets of Jurika & Voyles Core Equity Portfolio were combined into Investors Fund of Salomon Brothers Variable Series Fund Inc.
At the effective date Separate Account TM held 24,208 shares of Jurika & Voyles
Core Equity Portfolio having a market value of $222,831, which were exchanged for 18,235 shares of Investors Fund equal in value.

Effective October 26, 2001, the assets of Strategic Stock Portfolio were combined into Investors Fund of Salomon Brothers Variable Series Fund Inc. At
the effective date Separate Account TM held 26,541 shares of Strategic Stock
Portfolio having a market value of $237,603, which were exchanged for 19,444 shares of Investors Fund equal in value.

Effective October 26, 2001, the assets of Disciplined Small Cap Stock Portfolio were liquidated. At the effective date, Separate Account TM held 23,950 shares of Disciplined Small Cap Stock Portfolio having a market value of $210,276, which were used to purchase 210,276 shares of Smith Barney Money Market
Portfolio of the Travelers Series Fund Inc., equal in value.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date

                                      -39-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES. The operations of Separate Account TM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account TM. Separate Account TM is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account TM adopted the financial highlights disclosure recommended by the American Institute of Certified Public
Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA
Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were
$106,640,418 and $74,136,021, respectively, for the year ended December 31,
2002. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $148,626,666 at December 31, 2002. Gross unrealized appreciation for all investments at
December 31, 2002 was $570,177. Gross unrealized depreciation for all investments at December 31, 2002 was $29,889,384.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by The
Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.55% and 1.70% of the amounts held in each funding option for the Standard Death Benefit and the Enhanced
Death Benefit, respectively.

For contract holders who elect the Enhanced Stepped-Up Provision (E.S.P.), there is an additional charge, on an annual basis, of 0.25% of the amounts held in each funding option. This charge is also deducted each business day and reflected in the calculation of accumulation unit values.

Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 (prorated for partial periods) is deducted from participant account balances and paid to The Company to cover contract administrative charges.

                                      -40-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2002
                                                                  -------------------------------------------------------
                                                                    ACCUMULATION          UNIT
                                                                       UNITS              VALUE           NET ASSETS
                                                                  ----------------    -------------   -------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I
      Standard Death Benefit                                             71,514       $    0.606             $ 43,305
      Standard Death Benefit E.S.P. 25                                       --            0.781                   --
      Enhanced Death Benefit                                            292,466            0.604              176,657
      Enhanced Death Benefit E.S.P. 25                                   23,369            0.780               18,217

Alliance Variable Product Series Fund, Inc.
   Growth & Income Portfolio - Class B
      Standard Death Benefit                                            451,412            0.706              318,775
      Standard Death Benefit E.S.P. 25                                       --            0.872                   --
      Enhanced Death Benefit                                          2,292,731            0.704            1,614,995
      Enhanced Death Benefit E.S.P. 25                                  145,936            0.871              127,070
   Premier Growth Portfolio - Class B
      Standard Death Benefit                                            254,433            0.580              147,643
      Standard Death Benefit E.S.P. 25                                       --            0.802                   --
      Enhanced Death Benefit                                            423,365            0.579              245,061
      Enhanced Death Benefit E.S.P. 25                                  306,287            0.801              245,185

Credit Suisse Trust
   Credit Suisse Emerging Markets Portfolio
      Standard Death Benefit                                            199,865            0.781              156,125
      Standard Death Benefit E.S.P. 25                                       --            1.048                   --
      Enhanced Death Benefit                                            858,132            0.776              665,880
      Enhanced Death Benefit E.S.P. 25                                   36,682            1.046               38,371

Delaware VIP Trust
   VIP REIT Series - Standard Class
      Standard Death Benefit                                            497,132            1.302              647,247
      Standard Death Benefit E.S.P. 25                                       --            1.128                   --
      Enhanced Death Benefit                                          1,115,385            1.293            1,442,596
      Enhanced Death Benefit E.S.P. 25                                  105,316            1.126              118,538
   VIP Small Cap Value Series - Standard Class
      Standard Death Benefit                                            266,573            1.115              297,218
      Standard Death Benefit E.S.P. 25                                       --            1.105                   --
      Enhanced Death Benefit                                          1,048,352            1.108            1,161,150
      Enhanced Death Benefit E.S.P. 25                                      598            1.103                  659

Dreyfus Variable Investment Fund
   Appreciation Portfolio - Initial Shares
      Standard Death Benefit                                            664,780            0.844              560,742
      Standard Death Benefit E.S.P. 25                                       --            0.910                   --
      Enhanced Death Benefit                                          6,549,091            0.838            5,487,674
      Enhanced Death Benefit E.S.P. 25                                  212,634            0.909              193,207
   Small Cap Portfolio - Initial Shares
      Standard Death Benefit                                            459,177            0.982              451,061
      Standard Death Benefit E.S.P. 25                                       --            0.940                   --
      Enhanced Death Benefit                                          2,966,333            0.976            2,894,617
      Enhanced Death Benefit E.S.P. 25                                   77,768            0.938               72,954

                                      -41-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                       DECEMBER 31, 2002
                                                                  -------------------------------------------------------
                                                                    ACCUMULATION          UNIT
                                                                       UNITS              VALUE           NET ASSETS
                                                                  ----------------    -------------   -------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2
      Standard Death Benefit                                            280,424       $    0.881            $ 246,947
      Standard Death Benefit E.S.P. 25                                       --            0.858                   --
      Enhanced Death Benefit                                            951,215            0.875              832,105
      Enhanced Death Benefit E.S.P. 25                                   87,881            0.857               75,280
   Mutual Shares Securities Fund - Class 2
      Standard Death Benefit                                             37,702            0.843               31,785
      Standard Death Benefit E.S.P. 25                                       --            0.842                   --
      Enhanced Death Benefit                                            252,972            0.842              213,056
      Enhanced Death Benefit E.S.P. 25                                   10,962            0.841                9,217
   Templeton Developing Markets Securities Fund - Class 2
      Standard Death Benefit                                            126,277            0.910              114,863
      Standard Death Benefit E.S.P. 25                                       --            1.115                   --
      Enhanced Death Benefit                                            313,884            0.904              283,627
      Enhanced Death Benefit E.S.P. 25                                    1,793            1.113                1,995
   Templeton Foreign Securities Fund - Class 2
      Standard Death Benefit                                            625,285            0.718              448,794
      Standard Death Benefit E.S.P. 25                                       --            0.906                   --
      Enhanced Death Benefit                                          1,817,725            0.713            1,296,028
      Enhanced Death Benefit E.S.P. 25                                   32,833            0.904               29,677

Greenwich Street Series Fund
   Appreciation Portfolio
      Standard Death Benefit                                            496,262            0.760              377,373
      Standard Death Benefit E.S.P. 25                                       --            0.919                   --
      Enhanced Death Benefit                                          2,240,596            0.759            1,699,566
      Enhanced Death Benefit E.S.P. 25                                   57,650            0.917               52,889
   Fundamental Value Portfolio
      Standard Death Benefit                                          1,151,580            0.711              818,514
      Standard Death Benefit E.S.P. 25                                       --            0.905                   --
      Enhanced Death Benefit                                          3,911,112            0.709            2,772,926
      Enhanced Death Benefit E.S.P. 25                                  109,611            0.903               98,988

Janus Aspen Series
   Aggressive Growth Portfolio - Service Shares
      Standard Death Benefit                                            887,901            0.282              250,548
      Standard Death Benefit E.S.P. 25                                       --            0.816                   --
      Enhanced Death Benefit                                          2,460,041            0.281              691,408
      Enhanced Death Benefit E.S.P. 25                                       --            0.815                   --
   Growth and Income Portfolio - Service Shares
      Standard Death Benefit                                            432,929            0.553              239,427
      Standard Death Benefit E.S.P. 25                                       --            0.864                   --
      Enhanced Death Benefit                                          1,720,497            0.551              947,715
      Enhanced Death Benefit E.S.P. 25                                       --            0.862                   --
   International Growth Portfolio - Service Shares
      Standard Death Benefit                                            716,213            0.432              309,349
      Standard Death Benefit E.S.P. 25                                       --            0.853                   --
      Enhanced Death Benefit                                          2,550,689            0.430            1,097,302
      Enhanced Death Benefit E.S.P. 25                                       --            0.851                   --

                                      -42-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                       DECEMBER 31, 2002
                                                                  -------------------------------------------------------
                                                                    ACCUMULATION          UNIT
                                                                       UNITS              VALUE           NET ASSETS
                                                                  ----------------    -------------   -------------------
PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class
      Standard Death Benefit                                           1,826,598       $    1.127          $ 2,058,163
      Standard Death Benefit E.S.P. 25                                        --            1.072                   --
      Enhanced Death Benefit                                           7,439,208            1.124            8,361,382
      Enhanced Death Benefit E.S.P. 25                                   603,634            1.070              646,072

Putnam Variable Trust
   Putnam VT International Growth Fund - Class IB Shares
      Standard Death Benefit                                             164,372            0.693              113,847
      Standard Death Benefit E.S.P. 25                                        --            0.918                   --
      Enhanced Death Benefit                                           3,348,588            0.691            2,313,514
      Enhanced Death Benefit E.S.P. 25                                   129,081            0.917              118,317
   Putnam VT Small Cap Value Fund - Class IB Shares
      Standard Death Benefit                                             249,544            0.873              217,807
      Standard Death Benefit E.S.P. 25                                        --            0.978                   --
      Enhanced Death Benefit                                             344,550            0.871              299,976
      Enhanced Death Benefit E.S.P. 25                                     8,644            0.976                8,440
   Putnam VT Voyager II Fund - Class IB Shares
      Standard Death Benefit                                               7,755            0.557                4,317
      Standard Death Benefit E.S.P. 25                                        --            0.851                   --
      Enhanced Death Benefit                                              58,395            0.555               32,429
      Enhanced Death Benefit E.S.P. 25                                        --            0.850                   --

Salomon Brothers Variable Series Fund Inc.
   Capital Fund - Class I
      Standard Death Benefit                                             366,681            0.694              254,491
      Standard Death Benefit E.S.P. 25                                        --            0.828                   --
      Enhanced Death Benefit                                           1,923,930            0.692            1,331,952
      Enhanced Death Benefit E.S.P. 25                                    66,953            0.827               55,349
   Investors Fund - Class I
      Standard Death Benefit                                             700,557            0.919              643,804
      Standard Death Benefit E.S.P. 25                                        --            0.855                   --
      Enhanced Death Benefit                                           5,470,812            0.913            4,994,359
      Enhanced Death Benefit E.S.P. 25                                   271,336            0.854              231,599

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio
      Standard Death Benefit                                              17,892            0.806               14,415
      Standard Death Benefit E.S.P. 25                                        --            0.804                   --
      Enhanced Death Benefit                                              76,545            0.805               61,605
      Enhanced Death Benefit E.S.P. 25                                        --            0.803                   --

                                      -43-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                       DECEMBER 31, 2002
                                                                  -------------------------------------------------------
                                                                    ACCUMULATION          UNIT
                                                                       UNITS              VALUE           NET ASSETS
                                                                  ----------------    -------------   -------------------
Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II
      Standard Death Benefit                                            139,192       $    0.811            $ 112,824
      Standard Death Benefit E.S.P. 25                                       --            0.899                   --
      Enhanced Death Benefit                                            216,085            0.805              173,993
      Enhanced Death Benefit E.S.P. 25                                       --            0.897                   --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio
      Standard Death Benefit                                            132,421            1.120              148,350
      Standard Death Benefit E.S.P. 25                                       --            1.003                   --
      Enhanced Death Benefit                                            258,273            1.113              287,425
      Enhanced Death Benefit E.S.P. 25                                       --            1.001                   --
   Federated High Yield Portfolio
      Standard Death Benefit                                             60,502            0.976               59,072
      Standard Death Benefit E.S.P. 25                                       --            0.975                   --
      Enhanced Death Benefit                                            181,353            0.975              176,888
      Enhanced Death Benefit E.S.P. 25                                   24,257            0.974               23,620
   Large Cap Portfolio
      Standard Death Benefit                                          1,836,295            0.741            1,360,860
      Standard Death Benefit E.S.P. 25                                       --            0.861                   --
      Enhanced Death Benefit                                          3,285,189            0.736            2,418,480
      Enhanced Death Benefit E.S.P. 25                                   21,372            0.859               18,367
   Lazard International Stock Portfolio
      Standard Death Benefit                                          1,133,470            0.597              676,706
      Standard Death Benefit E.S.P. 25                                       --            0.904                   --
      Enhanced Death Benefit                                          2,460,214            0.593            1,459,021
      Enhanced Death Benefit E.S.P. 25                                  324,651            0.902              292,778
   MFS Emerging Growth Portfolio
      Standard Death Benefit                                             76,383            0.523               39,985
      Standard Death Benefit E.S.P. 25                                       --            0.786                   --
      Enhanced Death Benefit                                            145,253            0.522               75,846
      Enhanced Death Benefit E.S.P. 25                                       --            0.784                   --
   MFS Mid Cap Growth Portfolio
      Standard Death Benefit                                          1,305,919            0.369              481,960
      Standard Death Benefit E.S.P. 25                                       --            0.613                   --
      Enhanced Death Benefit                                          4,329,824            0.368            1,591,556
      Enhanced Death Benefit E.S.P. 25                                  291,957            0.612              178,590
   MFS Research Portfolio
      Standard Death Benefit                                            562,002            0.656              368,883
      Standard Death Benefit E.S.P. 25                                       --            0.845                   --
      Enhanced Death Benefit                                          1,566,894            0.652            1,021,646
      Enhanced Death Benefit E.S.P. 25                                       --            0.843                   --

                                      -44-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                       DECEMBER 31, 2002
                                                                  -------------------------------------------------------
                                                                    ACCUMULATION          UNIT
                                                                       UNITS              VALUE           NET ASSETS
                                                                  ----------------    -------------   -------------------
The Travelers Series Trust (continued)
   FS Value Portfolio
      Standard Death Benefit                                             639,840       $    0.946            $ 605,226
      Standard Death Benefit E.S.P. 25                                        --            0.959                   --
      Enhanced Death Benefit                                           1,302,063            0.940            1,223,475
      Enhanced Death Benefit E.S.P. 25                                   158,316            0.957              151,526
   U.S. Government Securities Portfolio
      Standard Death Benefit                                           1,518,786            1.289            1,957,622
      Standard Death Benefit E.S.P. 25                                        --            1.112                   --
      Enhanced Death Benefit                                           3,244,509            1.280            4,154,329
      Enhanced Death Benefit E.S.P. 25                                     2,026            1.110                2,249

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Standard Death Benefit                                             760,548            0.746              567,003
      Standard Death Benefit E.S.P. 25                                        --            0.900                   --
      Enhanced Death Benefit                                           2,109,086            0.741            1,561,940
      Enhanced Death Benefit E.S.P. 25                                     2,406            0.899                2,162
   Alliance Growth Portfolio
      Standard Death Benefit                                              69,419            0.533               37,030
      Standard Death Benefit E.S.P. 25                                        --            0.748                   --
      Enhanced Death Benefit                                             151,837            0.532               80,787
      Enhanced Death Benefit E.S.P. 25                                        --            0.746                   --
   Smith Barney Aggressive Growth Portfolio
      Standard Death Benefit                                           1,499,808            0.637              954,740
      Standard Death Benefit E.S.P. 25                                        --            0.801                   --
      Enhanced Death Benefit                                           5,464,999            0.634            3,465,077
      Enhanced Death Benefit E.S.P. 25                                   117,751            0.799               94,133
   Smith Barney High Income Portfolio
      Standard Death Benefit                                             925,354            0.779              721,095
      Standard Death Benefit E.S.P. 25                                        --            0.984                   --
      Enhanced Death Benefit                                           2,576,967            0.774            1,994,868
      Enhanced Death Benefit E.S.P. 25                                        --            0.982                   --
   Smith Barney Large Capitalization Growth Portfolio
      Standard Death Benefit                                           2,604,167            0.872            2,270,058
      Standard Death Benefit E.S.P. 25                                        --            0.871                   --
      Enhanced Death Benefit                                           7,036,897            0.866            6,093,515
      Enhanced Death Benefit E.S.P. 25                                    21,795            0.870               18,955

                                      -45-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                       DECEMBER 31, 2002
                                                                  -------------------------------------------------------
                                                                    ACCUMULATION          UNIT
                                                                       UNITS              VALUE           NET ASSETS
                                                                  ----------------    -------------   -------------------
Travelers Series Fund Inc. (continued)
   Smith Barney Mid Cap Core Portfolio
      Standard Death Benefit                                             334,013       $    0.744            $ 248,538
      Standard Death Benefit E.S.P. 25                                        --            0.978                  --
      Enhanced Death Benefit                                           2,697,675            0.742            2,002,312
      Enhanced Death Benefit E.S.P. 25                                   102,369            0.976               99,883
   Smith Barney Money Market Portfolio
      Standard Death Benefit                                          10,584,421            1.105           11,691,112
      Standard Death Benefit E.S.P. 25                                        --            0.993                   --
      Enhanced Death Benefit                                           4,725,650            1.097            5,185,183
      Enhanced Death Benefit E.S.P. 25                                   163,483            0.992              162,102
   Travelers Managed Income Portfolio
      Standard Death Benefit                                           2,627,482            1.106            2,906,898
      Standard Death Benefit E.S.P. 25                                        --            0.982                   --
      Enhanced Death Benefit                                           5,399,854            1.099            5,934,540
      Enhanced Death Benefit E.S.P. 25                                   779,899            0.981              764,750

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares
      Standard Death Benefit                                              69,091            0.538               37,181
      Standard Death Benefit E.S.P. 25                                        --            0.748                   --
      Enhanced Death Benefit                                             110,067            0.537               59,083
      Enhanced Death Benefit E.S.P. 25                                        --            0.747                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Standard Death Benefit                                              63,778            0.689               43,968
      Standard Death Benefit E.S.P. 25                                        --            0.886                   --
      Enhanced Death Benefit                                             375,220            0.688              258,028
      Enhanced Death Benefit E.S.P. 25                                    38,080            0.884               33,665

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2
      Standard Death Benefit                                             428,077            0.908              388,547
      Standard Death Benefit E.S.P. 25                                        --            0.991                  --
      Enhanced Death Benefit                                             800,501            0.905              724,758
      Enhanced Death Benefit E.S.P. 25                                        --            0.989                  --
                                                                                                         -------------

   Net Contract Owners' Equity                                                                           $ 119,289,352
                                                                                                         =============

                                      -46-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS

                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                            -----------------------------------------------------
INVESTMENTS                                                                   NO. OF         MARKET        COST OF      PROCEEDS
                                                                              SHARES         VALUE       PURCHASES     FROM SALES
                                                                            -----------   -----------   -----------   -----------
AIM VARIABLE INSURANCE FUNDS (0.2%)
   AIM V.I. Premier Equity Fund - Series I
      Total (Cost $323,294) .............................................        14,687   $   238,227   $   146,580   $   226,804
                                                                            -----------   -----------   -----------   -----------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (2.2%)
   Growth & Income Portfolio - Class B (Cost $2,624,815) ................       125,000     2,061,254     1,696,276       693,477
   Premier Growth Portfolio - Class B (Cost $817,337) ...................        36,901       638,022       581,573       148,352
                                                                            -----------   -----------   -----------   -----------
      Total (Cost $3,442,152) ...........................................       161,901     2,699,276     2,277,849       841,829
                                                                            -----------   -----------   -----------   -----------

CREDIT SUISSE TRUST (0.7%)
   Credit Suisse Emerging Markets Portfolio
      Total (Cost $1,151,778) ...........................................       115,665       860,551       737,043       694,081
                                                                            -----------   -----------   -----------   -----------

DELAWARE VIP TRUST (3.1%)
   VIP REIT Series - Standard Class (Cost $2,148,523) ...................       188,305     2,208,819     1,529,942       529,311
   VIP Small Cap Value Series - Standard Class (Cost $1,526,676) ........        80,447     1,459,316       982,175       430,665
                                                                            -----------   -----------   -----------   -----------
      Total (Cost $3,675,199) ...........................................       268,752     3,668,135     2,512,117       959,976
                                                                            -----------   -----------   -----------   -----------

DREYFUS VARIABLE INVESTMENT FUND (8.1%)
   Appreciation Portfolio - Initial Shares (Cost $7,460,077) ............       216,917     6,242,877     3,610,585       739,869
   Small Cap Portfolio - Initial Shares (Cost $5,040,577) ...............       120,399     3,419,318     1,172,209       859,249
                                                                            -----------   -----------   -----------   -----------
      Total (Cost $12,500,654) ..........................................       337,316     9,662,195     4,782,794     1,599,118
                                                                            -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (3.0%)
   Franklin Small Cap Fund - Class 2 (Cost $1,858,905) ..................        90,911     1,154,565       479,983       413,086
   Mutual Shares Securities Fund - Class 2 (Cost $265,278) ..............        21,140       254,109       274,938         8,710
   Templeton Developing Markets Securities Fund - Class 2 (Cost $400,391)        85,408       400,564     4,902,708     5,354,756
   Templeton Foreign Securities Fund - Class 2 (Cost $2,121,185) ........       188,413     1,774,849     5,420,700     5,680,204
                                                                            -----------   -----------   -----------   -----------
      Total (Cost $4,645,759) ...........................................       385,872     3,584,087    11,078,329    11,456,756
                                                                            -----------   -----------   -----------   -----------

GREENWICH STREET SERIES FUND (4.9%)
   Appreciation Portfolio (Cost $2,451,892) .............................       121,175     2,130,251     1,839,323       284,596
   Fundamental Value Portfolio (Cost $4,799,449) ........................       253,514     3,691,160     2,656,929     1,157,732
                                                                            -----------   -----------   -----------   -----------
      Total (Cost $7,251,341) ...........................................       374,689     5,821,411     4,496,252     1,442,328
                                                                            -----------   -----------   -----------   -----------

JANUS ASPEN SERIES (3.0%)
   Aggressive Growth Portfolio - Service Shares (Cost $2,168,812) .......        60,316       942,142       188,478       290,833
   Growth and Income Portfolio - Service Shares (Cost $1,693,507) .......       102,714     1,187,377       613,077       401,736
   International Growth Portfolio - Service Shares (Cost $2,343,647) ....        81,893     1,406,929       321,940     1,189,626
                                                                            -----------   -----------   -----------   -----------
      Total (Cost $6,205,966) ...........................................       244,923     3,536,448     1,123,495     1,882,195
                                                                            -----------   -----------   -----------   -----------

OCC ACCUMULATION TRUST (0.0%)
   Equity Portfolio
      Total (Cost $0) ...................................................            --            --         8,548       419,369
                                                                            -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (9.3%)
   Total Return Portfolio - Administrative Class
      Total (Cost $10,858,769) ..........................................     1,081,900    11,067,841     7,331,414     1,035,316
                                                                            -----------   -----------   -----------   -----------

                                      -47-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                               ----------------------------------------------------
                                                                                 NO. OF        MARKET       COST OF       PROCEEDS
                                                                                 SHARES        VALUE       PURCHASES    FROM SALES
                                                                               ----------   -----------   -----------   -----------
PUTNAM VARIABLE TRUST (2.6%)
   Putnam VT International Growth Fund - Class IB Shares (Cost $2,898,851) .      252,098   $ 2,546,188   $ 6,417,427   $ 5,413,002
   Putnam VT Small Cap Value Fund - Class IB Shares (Cost $638,481) ........       43,283       526,326       516,720       163,744
   Putnam VT Voyager II Fund - Class IB Shares (Cost $47,831) ..............       10,501        36,754        27,083        28,907
                                                                               ----------   -----------   -----------   -----------
      Total (Cost $3,585,163) ..............................................      305,882     3,109,268     6,961,230     5,605,653
                                                                               ----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (6.3%)
   Capital Fund - Class I (Cost $2,039,806) ................................      145,837     1,642,119     1,729,160       584,402
   Investors Fund - Class I (Cost $7,326,438) ..............................      604,628     5,870,938     2,871,202     1,352,015
                                                                               ----------   -----------   -----------   -----------
      Total (Cost $9,366,244) ..............................................      750,465     7,513,057     4,600,362     1,936,417
                                                                               ----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
   Smith Barney Large Cap Core Portfolio
      Total (Cost $77,539) .................................................       10,785        76,034        97,350        17,319
                                                                               ----------   -----------   -----------   -----------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.2%)
   Strong Multi Cap Value Fund II
      Total (Cost $375,707) ................................................       39,352       286,873        45,232       104,359
                                                                               ----------   -----------   -----------   -----------

THE MONTGOMERY FUNDS III (0.0%)
   Montgomery Variable Series: Growth Fund
      Total (Cost $0) ......................................................           --            --           225        76,095
                                                                               ----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (15.7%)
   Disciplined Mid Cap Stock Portfolio (Cost $537,376) .....................       33,246       435,861        35,272       323,256
   Federated High Yield Portfolio (Cost $284,960) ..........................       35,228       259,631       318,900        31,148
   Large Cap Portfolio (Cost $6,360,250) ...................................      358,007     3,798,453       593,772     1,195,372
   Lazard International Stock Portfolio (Cost $2,822,832) ..................      307,078     2,428,986     5,105,726     5,612,073
   MFS Emerging Growth Portfolio (Cost $175,722) ...........................       16,002       115,854       101,245        13,756
   MFS Mid Cap Growth Portfolio (Cost $5,170,167) ..........................      448,717     2,252,558     1,125,056       900,372
   MFS Research Portfolio (Cost $2,489,563) ................................      213,313     1,390,803       184,904     1,098,631
   MFS Value Portfolio (Cost $2,267,818) ...................................      225,070     1,980,620     1,267,610       578,669
   U.S. Government Securities Portfolio (Cost $5,814,773) ..................      465,404     6,115,408     2,942,940     1,769,140
                                                                               ----------   -----------   -----------   -----------
      Total (Cost $25,923,461) .............................................    2,102,065    18,778,174    11,675,425    11,522,417
                                                                               ----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (39.3%)
   AIM Capital Appreciation Portfolio (Cost $4,321,634) ....................      273,975     2,131,528       559,483       977,927
   Alliance Growth Portfolio (Cost $176,966) ...............................        9,683       117,840        52,646        55,854
   Smith Barney Aggressive Growth Portfolio (Cost $6,562,234) ..............      499,431     4,514,852     1,817,352     1,014,070
   Smith Barney High Income Portfolio (Cost $3,904,229) ....................      433,946     2,716,502     1,613,281       833,246
   Smith Barney Large Capitalization Growth Portfolio (Cost $12,425,447) ...      860,800     8,384,195     1,610,776     2,079,604
   Smith Barney Mid Cap Core Portfolio (Cost $2,650,376) ...................      235,592     2,351,206     1,594,287       495,270
   Smith Barney Money Market Portfolio (Cost $17,036,110) ..................   17,036,110    17,036,111    36,138,545    25,863,419
   Travelers Managed Income Portfolio (Cost $10,385,365) ...................      868,726     9,608,112     3,905,510     2,657,579
                                                                               ----------   -----------   -----------   -----------
      Total (Cost $57,462,361) .............................................   20,218,263    46,860,346    47,291,880    33,976,969
                                                                               ----------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
   Emerging Growth Portfolio - Class II Shares
      Total (Cost $135,266) ................................................        5,054        96,283       107,388        55,245
                                                                               ----------   -----------   -----------   -----------

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                               FOR THE YEAR ENDED DECEMBER 31, 2002
                                                           ---------------------------------------------------------
                                                              NO. OF         MARKET         COST OF        PROCEEDS
                                                              SHARES         VALUE         PURCHASES      FROM SALES
                                                           ------------   ------------   ------------   ------------
VARIABLE ANNUITY PORTFOLIOS (0.3%)
   Smith Barney Small Cap Growth Opportunities Portfolio
      Total (Cost $431,084) ............................         47,286   $    335,730   $    230,419   $     88,979
                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.9%)
   Mid Cap Portfolio - Service Class 2

      Total (Cost $1,214,929) ..........................         64,032      1,113,523      1,136,486        194,796
                                                           ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
   (COST $148,626,666) .................................                  $119,307,459   $106,640,418   $ 74,136,021
                                                                          ============   ============   ============

                                      -49-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                                YEAR             UNIT VALUE     NET   INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                               ENDED    UNITS    LOWEST TO    ASSETS   INCOME        LOWEST TO       LOWEST TO
                                               DEC 31   (000S)  HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)     HIGHEST (%)*
                                               ------   -----   ------------- ------- ----------   -------------  ------------------
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund
  - Series I                                   2002       387   0.604 - 0.780    238     0.34       1.70 - 2.10    (31.52) - (26.55)
                                               2001       482   0.882 - 0.883    425     0.45       1.70 - 1.85     (11.80) - (7.25)
ALLIANCE VARIABLE PRODUCT SERIES
   FUND, INC.
   Growth & Income Portfolio - Class B         2002     2,890   0.704 - 0.871  2,061     0.58       1.70 - 2.10    (23.73) - (21.88)
                                               2001     1,873   0.923 - 0.924  1,729     0.16       1.70 - 1.85      (8.61) - (7.70)

   Premier Growth Portfolio - Class B          2002       984   0.579 - 0.801    638       --       1.70 - 2.10    (32.12) - (25.97)
                                               2001       465   0.853 - 0.854    397       --       1.70 - 1.85     (14.70) - (7.58)
CREDIT SUISSE TRUST
   Credit Suisse Emerging Markets Portfolio    2002     1,095   0.776 - 1.046    860     0.18       1.70 - 2.10    (23.09) - (13.03)
                                               2001     1,047   0.894 - 0.898    936       --       1.70 - 1.85    (11.31) - (11.26)
DELAWARE VIP TRUST
   VIP REIT Series - Standard Class            2002     1,718   1.126 - 1.302  2,208     2.52       1.70 - 2.10          2.36 - 2.76
                                               2001       993   1.100 - 1.267  1,252     1.51       1.70 - 2.10          2.61 - 6.92
VIP Small Cap Value Series - Standard Class    2002     1,316   1.103 - 1.115  1,459     0.43       1.70 - 2.10      (7.28) - (5.89)
                                               2001       916   1.195 - 1.201  1,096     0.64       1.70 - 1.85          9.73 - 9.88
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio - Initial Shares     2002     7,427   0.838 - 0.909  6,242     1.42       1.70 - 2.10    (18.40) - (18.06)
                                               2001     4,299   1.025 - 1.114  4,416     1.15       1.70 - 2.10     (10.95) - (1.15)
   Small Cap Portfolio - Initial Shares        2002     3,503   0.938 - 0.982  3,419     0.05       1.70 - 2.10    (20.84) - (20.49)
                                               2001     3,150   1.185 - 1.235  3,876     0.49       1.70 - 2.10       (7.87) - 11.37

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2           2002     1,320   0.857 - 0.881  1,154     0.25       1.70 - 2.10    (30.00) - (21.95)
                                               2001     1,253   1.250 - 1.256  1,567     0.39       1.70 - 1.85    (16.78) - (16.71)
   Mutual Shares Securities Fund - Class 2     2002       302   0.841 - 0.843    254     0.51       1.70 - 2.10     (15.80) - (0.24)
   Templeton Developing Markets
      Securities Fund - Class 2                2002       442   0.904 - 1.113    400     1.23       1.70 - 2.10     (13.52) - (1.83)
                                               2001       854   0.922 - 0.927    789     0.76       1.70 - 1.85      (9.78) - (9.56)

Templeton Foreign Securities Fund - Class 2    2002     2,476   0.713 - 0.904  1,774     1.58       1.70 - 2.10    (22.93) - (19.87)
                                               2001     2,692   0.892 - 0.896  2,407     2.53       1.70 - 1.85    (17.56) - (17.50)

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                      2002     2,795   0.759 - 0.917  2,130     1.89       1.70 - 2.10    (19.00) - (16.71)
                                               2001       992   0.937 - 0.938    929     0.56       1.70 - 1.85      (6.76) - (6.30)
   Fundamental Value Portfolio                 2002     5,172   0.709 - 0.903  3,690     1.11       1.70 - 2.10    (22.95) - (22.63)
                                               2001     3,701   0.918 - 1.172  3,413     0.52       1.70 - 2.10       (12.31) - 2.54
JANUS ASPEN SERIES
   Aggressive Growth Portfolio - Service
      Shares                                   2002     3,348   0.281 - 0.282    942       --       1.70 - 1.85    (29.40) - (29.32)
                                               2001     3,610   0.398 - 0.399  1,439       --       1.70 - 1.85    (40.77) - (40.71)
   Growth and Income Portfolio - Service
      Shares                                   2002     2,153   0.551 - 0.553  1,187     0.59       1.70 - 1.85    (23.15) - (23.09)
                                               2001     1,903   0.717 - 0.719  1,366     0.89       1.70 - 1.85    (15.25) - (15.01)
   International Growth Portfolio -
      Service Shares                           2002     3,267   0.430 - 0.432  1,407     0.58       1.70 - 1.85    (27.12) - (27.03)
                                               2001     4,885   0.590 - 0.592  2,885     0.76       1.70 - 1.85    (24.84) - (24.68)

                                      -50-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                YEAR             UNIT VALUE     NET   INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                               ENDED    UNITS    LOWEST TO    ASSETS   INCOME        LOWEST TO       LOWEST TO
                                               DEC 31   (000S)  HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)     HIGHEST (%)*
                                               ------   -----   ------------- ------- ----------   -------------  ------------------
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio -
      Administrative Class                      2002     9,869   1.070 - 1.127 11,066     4.06      1.70 - 2.10         6.79 - 7.23
                                                2001     4,286   1.002 - 1.051  4,493     2.76      1.70 - 2.10       (0.50) - 5.52
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund -        2002     3,642   0.691 - 0.917  2,546     0.62      1.70 - 2.10   (19.35) - (19.04)
      Class IB Shares                           2001     2,219   0.855 - 1.137  1,906       --      1.70 - 2.10      (14.50) - 3.46

Putnam VT Small Cap Value Fund - Class          2002       603   0.871 - 0.976    526     0.16      1.70 - 2.10   (20.00) - (19.61)
      IB Shares                                 2001       289   1.085 - 1.220    315       --      1.70 - 2.10         3.43 - 8.50

   Putnam VT Voyager II Fund - Class IB Shares  2002        66   0.555 - 0.557     37       --      1.70 - 1.85   (30.88) - (30.72)
                                                2001        68   0.803 - 0.804     54       --      1.70 - 1.85     (19.70) - 26.81

SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund - Class I                       2002     2,358   0.692 - 0.827  1,642     0.54      1.70 - 2.10   (26.62) - (26.33)
                                                2001     1,046   0.941 - 1.127    992     1.79      1.70 - 2.10       (5.90) - 6.72

   Investors Fund - Class I                     2002     6,443   0.854 - 0.919  5,870     1.34      1.70 - 2.10   (24.62) - (24.36)
                                                2001     4,877   1.133 - 1.215  5,894     1.29      1.70 - 2.10       (5.91) - 3.00

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core Portfolio        2002        94   0.805 - 0.806     76     0.92      1.70 - 1.85   (19.50) - (13.33)

STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Multi Cap Value Fund II               2002       355   0.805 - 0.811    287     0.39      1.70 - 1.85   (24.63) - (24.42)
                                                2001       442   1.068 - 1.073    473       --      1.70 - 1.85         2.30 - 2.39
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio          2002       391   1.113 - 1.120    436     0.47      1.70 - 1.85   (15.87) - (15.79)
                                                2001       622   1.323 - 1.330    824     0.27      1.70 - 1.85     (5.84) - (5.67)

   Federated High Yield Portfolio               2002       266   0.974 - 0.976    260    25.96      1.70 - 2.10     (2.50) - (1.61)

   Large Cap Portfolio                          2002     5,143   0.736 - 0.859  3,798     0.45      1.70 - 2.10   (24.20) - (19.64)
                                                2001     5,813   0.971 - 0.976  5,658     0.48      1.70 - 1.85   (18.88) - (18.73)

   Lazard International Stock Portfolio         2002     3,918   0.593 - 0.902  2,429     2.07      1.70 - 2.10   (14.99) - (14.47)
                                                2001     4,765   0.694 - 0.698  3,314     0.16      1.70 - 1.85   (27.56) - (27.44)

   MFS Emerging Growth Portfolio                2002       222   0.522 - 0.523    116       --      1.70 - 1.85   (35.48) - (35.43)
                                                2001        99   0.809 - 0.810     80       --      1.70 - 1.85   (19.10) - (11.86)

   MFS Mid Cap Growth Portfolio                 2002     5,928   0.368 - 0.612  2,252       --      1.70 - 2.10   (49.73) - (42.26)
                                                2001     5,381   0.732 - 0.734  3,940       --      1.70 - 1.85   (25.08) - (24.95)

   MFS Research Portfolio                       2002     2,129   0.652 - 0.656  1,391     0.47      1.70 - 1.85   (26.49) - (26.46)
                                                2001     3,330   0.887 - 0.892  2,958     0.04      1.70 - 1.85   (23.93) - (23.76)

   MFS Value Portfolio                          2002     2,100   0.940 - 0.957  1,980     2.53      1.70 - 2.10   (17.36) - (14.62)
                                                2001     1,480   1.102 - 1.108  1,633     0.73      1.70 - 1.85     (0.90) - (0.72)

   U.S. Government Securities Portfolio         2002     4,765   1.110 - 1.289  6,114     7.19      1.70 - 2.10       11.22 - 11.70
                                                2001     4,060   0.998 - 1.154  4,666     4.30      1.70 - 2.10         0.10 - 4.06

                                      -51-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                YEAR             UNIT VALUE     NET   INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                               ENDED    UNITS    LOWEST TO    ASSETS   INCOME        LOWEST TO       LOWEST TO
                                               DEC 31   (000S)  HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)     HIGHEST (%)*
                                               ------   -----   ------------- ------- ----------   -------------  ------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio            2002    2,872   0.741 - 0.899  2,131       --       1.70 - 2.10   (25.23) - (19.15)
                                                 2001    3,300   0.991 - 0.996  3,275       --       1.70 - 1.85   (25.21) - (25.06)

   Alliance Growth Portfolio                     2002      221   0.532 - 0.533    118     0.58       1.70 - 1.85   (34.80) - (34.76)
                                                 2001      224   0.816 - 0.817    183     0.34       1.70 - 1.85      (18.40) - 0.49

   Smith Barney Aggressive Growth Portfolio      2002    7,083   0.634 - 0.799  4,514       --       1.70 - 2.10   (34.08) - (33.71)
                                                 2001    6,281   0.959 - 1.212  6,046     0.34       1.70 - 2.10       (5.80) - 2.02

   Smith Barney High Income Portfolio            2002    3,502   0.774 - 0.779  2,716    23.55       1.70 - 1.85     (5.03) - (4.88)
                                                 2001    3,387   0.815 - 1.037  2,768    12.44       1.70 - 2.10     (5.56) - (1.33)

   Smith Barney Large Capitalization
      Growth Portfolio                           2002    9,663   0.866 - 0.872  8,383     0.34       1.70 - 2.10   (26.33) - (26.04)
                                                 2001   10,189   1.173 - 1.181 11,964       --       1.70 - 2.10      (14.13) - 6.30

   Smith Barney Mid Cap Core Portfolio           2002    3,134   0.742 - 0.976  2,351     0.11       1.70 - 2.10   (20.78) - (20.51)
                                                 2001    1,785   0.935 - 1.232  1,674       --       1.70 - 2.10      (9.30) - 11.80

   Smith Barney Money Market Portfolio           2002   15,474   0.992 - 1.105 17,038     1.21       1.70 - 2.10     (0.80) - (0.36)
                                                 2001    6,122   1.000 - 1.109  6,764     2.94       1.70 - 2.10         0.00 - 1.93

   Travelers Managed Income Portfolio            2002    8,807   0.981 - 1.106  9,606    11.02       1.70 - 2.10         0.10 - 0.45
                                                 2001    8,456   0.980 - 1.101  9,275     4.16       1.70 - 2.10       (0.91) - 4.96

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class II Shares   2002      179   0.537 - 0.538     96     0.04       1.70 - 1.85   (33.87) - (33.83)
                                                 2001      120   0.812 - 0.813     97       --       1.70 - 1.85   (18.80) - (11.53)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
      Opportunities Portfolio                    2002      477   0.688 - 0.884    336       --       1.70 - 2.10   (26.96) - (26.21)
                                                 2001      326   0.942 - 0.943    307       --       1.70 - 1.85     (6.73) - (5.80)
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio - Service Class 2           2002    1,229   0.905 - 0.908  1,113     0.36       1.70 - 1.85   (11.71) - (11.50)
                                                 2001      299   1.025 - 1.026    307       --       1.70 - 1.85         0.98 - 2.50

*    Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -52-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                AIM V.I. PREMIER EQUITY    GROWTH & INCOME PORTFOLIO    PREMIER GROWTH PORTFOLIO
                                                     FUND - SERIES I             - CLASS B                     - CLASS B
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...      482,052            --     1,872,582            --       465,203            --
     Accumulation units purchased and
       transferred from other funding options      195,569       496,410     1,933,648     1,960,024       742,187       466,530
     Accumulation units redeemed and
       transferred to other funding options .     (290,272)      (14,358)     (916,151)      (87,442)     (223,305)       (1,327)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........      387,349       482,052     2,890,079     1,872,582       984,085       465,203
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                                 CREDIT SUISSE EMERGING             VIP REIT               VIP SMALL CAP VALUE
                                                    MARKETS PORTFOLIO       SERIES - STANDARD CLASS      SERIES - STANDARD CLASS
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...    1,046,708     1,195,363       993,341       492,873       916,011       339,944
     Accumulation units purchased and
       transferred from other funding options      880,539       365,988     1,309,071       653,804       830,092       634,727
     Accumulation units redeemed and
       transferred to other funding options .     (832,568)     (514,643)     (584,579)     (153,336)     (430,580)      (58,660)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........    1,094,679     1,046,708     1,717,833       993,341     1,315,523       916,011
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                                 APPRECIATION PORTFOLIO       SMALL CAP PORTFOLIO       FRANKLIN SMALL CAP FUND
                                                    - INITIAL SHARES            - INITIAL SHARES               - CLASS 2
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...    4,299,117     2,307,772     3,150,443     1,884,683     1,252,728     1,356,944
     Accumulation units purchased and
       transferred from other funding options    4,383,573     2,383,656     1,382,025     1,756,913       467,698       517,254
     Accumulation units redeemed and
       transferred to other funding options .   (1,256,185)     (392,311)   (1,029,190)     (491,153)     (400,906)     (621,470)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........    7,426,505     4,299,117     3,503,278     3,150,443     1,319,520     1,252,728
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                                                             TEMPLETON DEVELOPING
                                               MUTUAL SHARES SECURITIES     MARKETS SECURITIES FUND   TEMPLETON FOREIGN SECURITIES
                                                     FUND - CLASS 2                -- CLASS 2                FUND - CLASS 2
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...           --            --       853,635       315,639     2,692,332     1,215,384
     Accumulation units purchased and
       transferred from other funding options      308,457            --     5,215,283     3,098,392     6,451,028     5,726,264
     Accumulation units redeemed and
       transferred to other funding options .       (6,821)           --    (5,626,964)   (2,560,396)   (6,667,517)   (4,249,316)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........      301,636            --       441,954       853,635     2,475,843     2,692,332
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                                                      AGGRESSIVE GROWTH PORTFOLIO
                                                 APPRECIATION PORTFOLIO   FUNDAMENTAL VALUE PORTFOLIO       - SERVICE SHARES
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...      991,622            --     3,701,283            --     3,609,989     3,127,686
     Accumulation units purchased and
       transferred from other funding options    2,112,022     1,028,435     3,097,003     4,340,160       680,331     2,083,482
     Accumulation units redeemed and
       transferred to other funding options .     (309,136)      (36,813)   (1,625,983)     (638,877)     (942,378)   (1,601,179)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........    2,794,508       991,622     5,172,303     3,701,283     3,347,942     3,609,989
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                              GROWTH AND INCOME PORTFOLIO    INTERNATIONAL GROWTH
                                                   - SERVICE SHARES        PORTFOLIO - SERVICE SHARES       EQUITY PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                  2002           2001          2002         2001           2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...    1,902,778     1,510,549     4,884,598     2,653,656       467,503       850,281
     Accumulation units purchased and
       transferred from other funding options      921,443     1,172,955       690,875     3,191,397         2,071        99,358
     Accumulation units redeemed and
       transferred to other funding options .     (670,795)     (780,726)   (2,308,571)     (960,455)     (469,574)     (482,136)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........    2,153,426     1,902,778     3,266,902     4,884,598            --       467,503
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                                                            PUTNAM VT INTERNATIONAL      PUTNAM VT SMALL CAP
                                                 TOTAL RETURN PORTFOLIO          GROWTH FUND --              VALUE FUND --
                                                 - ADMINISTRATIVE CLASS         CLASS IB SHARES             CLASS IB SHARES
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...    4,285,612            --     2,219,360            --       289,155            --
     Accumulation units purchased and
       transferred from other funding options    7,399,995     4,468,514     8,113,993     6,116,563       502,567       339,317
     Accumulation units redeemed and
       transferred to other funding options .   (1,816,167)     (182,902)   (6,691,312)   (3,897,203)     (188,984)      (50,162)
                                               -----------   -----------   -----------   -----------   -----------   -----------

     Accumulation units end of year .........    9,869,440     4,285,612     3,642,041     2,219,360       602,738       289,155
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                               PUTNAM VT VOYAGER II FUND
                                                   - CLASS IB SHARES         CAPITAL FUND - CLASS I     INVESTORS FUND - CLASS I
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...       67,803            --     1,046,191            --     4,876,935     1,150,281
     Accumulation units purchased and
       transferred from other funding options       43,855       308,939     1,934,769     1,145,160     3,289,119     4,117,502
     Accumulation units redeemed and
       transferred to other funding options .      (45,508)     (241,136)     (623,396)      (98,969)   (1,723,349)     (390,848)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........       66,150        67,803     2,357,564     1,046,191     6,442,705     4,876,935
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                SMITH BARNEY LARGE CAP          STRONG MULTI CAP          MONTGOMERY VARIABLE
                                                    CORE PORTFOLIO                VALUE FUND II           SERIES: GROWTH FUND
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...           --            --       442,440       382,701       111,113       562,760
     Accumulation units purchased and
       transferred from other funding options      116,783            --        27,453       236,001         3,098        42,127
     Accumulation units redeemed and
       transferred to other funding options .      (22,346)           --      (114,616)     (176,262)     (114,211)     (493,774)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........       94,437            --       355,277       442,440            --       111,113
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                               DISCIPLINED MID CAP STOCK     DISCIPLINED SMALL CAP            FEDERATED
                                                       PORTFOLIO                STOCK PORTFOLIO          HIGH YIELD PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...      621,554       651,103            --       259,504            --            --
     Accumulation units purchased and
       transferred from other funding options       26,213       306,996            --        92,483       302,173            --
     Accumulation units redeemed and
       transferred to other funding options .     (257,073)     (336,545)           --      (351,987)      (36,061)           --
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........      390,694       621,554            --            --       266,112            --
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                                 JURIKA & VOYLES CORE                                    LAZARD INTERNATIONAL
                                                    EQUITY PORTFOLIO          LARGE CAP PORTFOLIO          STOCK PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...           --       184,961     5,813,323     5,261,880     4,765,290     4,261,497
     Accumulation units purchased and
       transferred from other funding options           --        63,621       935,324     2,338,190     7,622,108     6,940,146
     Accumulation units redeemed and
       transferred to other funding options .           --      (248,582)   (1,605,791)   (1,786,747)   (8,469,063)   (6,436,353)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........           --            --     5,142,856     5,813,323     3,918,335     4,765,290
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                                  MFS EMERGING GROWTH          MFS MID CAP GROWTH            MFS RESEARCH
                                                       PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...       98,620            --     5,380,780     2,469,283     3,329,507     3,417,694
     Accumulation units purchased and
       transferred from other funding options      145,373       148,753     2,754,193     4,007,663       294,787       961,840
     Accumulation units redeemed and
       transferred to other funding options .      (22,357)      (50,133)   (2,207,273)   (1,096,166)   (1,495,398)   (1,050,027)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........      221,636        98,620     5,927,700     5,380,780     2,128,896     3,329,507
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                                                            U.S. GOVERNMENT
                                                   MFS VALUE PORTFOLIO     STRATEGIC STOCK PORTFOLIO      SECURITIES PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...    1,480,207     1,007,150            --       249,366     4,059,561     2,854,114
     Accumulation units purchased and
       transferred from other funding options    1,207,891     1,157,726            --         1,572     2,451,804     2,853,971
     Accumulation units redeemed and
       transferred to other funding options .     (587,879)     (684,669)           --      (250,938)   (1,746,044)   (1,648,524)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........    2,100,219     1,480,207            --            --     4,765,321     4,059,561
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                                AIM CAPITAL APPRECIATION                                SMITH BARNEY AGGRESSIVE
                                                        PORTFOLIO          ALLIANCE GROWTH PORTFOLIO        GROWTH PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...    3,299,592     3,283,899       224,386            --     6,280,750     1,851,718
     Accumulation units purchased and
       transferred from other funding options      754,253       936,705        90,495       769,793     2,703,947     4,843,162
     Accumulation units redeemed and
       transferred to other funding options .   (1,181,805)     (921,012)      (93,625)     (545,407)   (1,902,139)     (414,130)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........    2,872,040     3,299,592       221,256       224,386     7,082,558     6,280,750
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                                     SMITH BARNEY             SMITH BARNEY LARGE             SMITH BARNEY
                                                      HIGH INCOME                CAPITALIZATION                MID CAP
                                                       PORTFOLIO                GROWTH PORTFOLIO            CORE PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...    3,387,300     2,481,944    10,188,925     8,082,652     1,784,559            --
     Accumulation units purchased and
       transferred from other funding options    1,359,147     2,226,068     2,219,453     4,317,905     2,028,212     1,852,465
     Accumulation units redeemed and
       transferred to other funding options .   (1,244,126)   (1,320,712)   (2,745,519)   (2,211,632)     (678,714)      (67,906)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........    3,502,321     3,387,300     9,662,859    10,188,925     3,134,057     1,784,559
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                               SMITH BARNEY MONEY MARKET       TRAVELERS MANAGED        EMERGING GROWTH PORTFOLIO
                                                       PORTFOLIO                INCOME PORTFOLIO           - CLASS II SHARES
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...    6,122,076     1,341,918     8,455,601     5,567,590       119,609            --
     Accumulation units purchased and
       transferred from other funding options   34,601,836    21,563,837     3,317,977     7,606,143        97,127       120,101
     Accumulation units redeemed and
       transferred to other funding options .  (25,250,358)  (16,783,679)   (2,966,343)   (4,718,132)      (37,578)         (492)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........   15,473,554     6,122,076     8,807,235     8,455,601       179,158       119,609
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                   SMITH BARNEY SMALL
                                                CAP GROWTH OPPORTUNITIES      MID CAP PORTFOLIO
                                                       PORTFOLIO              - SERVICE CLASS 2                COMBINED
                                               -------------------------   -------------------------   -------------------------
                                                  2002          2001           2002          2001          2002         2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units beginning of year ...      325,865            --       298,920            --   112,956,959    62,572,789
     Accumulation units purchased and
       transferred from other funding options      271,095       341,593     1,140,704       300,094   117,358,659   110,500,699
     Accumulation units redeemed and
       transferred to other funding options .     (119,882)      (15,728)     (211,046)       (1,174)  (88,789,438)  (60,116,529)
                                               -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .........      477,078       325,865     1,228,578       298,920   141,526,180   112,956,959
                                               ===========   ===========   ===========   ===========   ===========   ===========

                                      -57-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
    Owners of Variable Annuity Contracts of The Travelers Separate
    Account TM for Variable Annuities:

We have audited the accompanying statements of assets and liabilities of The
Travelers Separate Account TM for Variable Annuities as of December 31, 2002,
and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Travelers Separate Account TM for Variable Annuities as of December 31, 2002,
the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -58-

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS

                                    KPMG LLP

                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account TM for Variable
Annuities or shares of Separate Account TM's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for
The Travelers Separate Account TM for Variable Annuities product(s) offered by
The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

Sep TM    (Annual)    (12-02)    Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31,
2002. These consolidated financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. As discussed in
Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                                       2002       2001       2000
                                                                                      ----       ----       ----
REVENUES
Premiums                                                                             $1,924     $2,102     $1,966
Net investment income                                                                 2,936      2,831      2,730
Realized investment gains (losses)                                                     (322)       125        (77)
Fee income                                                                              560        537        528
Other revenues                                                                          136        107        107
--------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                   5,234      5,702      5,254
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                 1,711      1,862      1,752
Interest credited to contractholders                                                  1,220      1,179      1,038
Amortization of deferred acquisition costs                                              393        379        347
General and administrative expenses                                                     407        371        463
--------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                      3,731      3,791      3,600
--------------------------------------------------------------------------------------------------------------------

Income from operations before federal income taxes and cumulative effects of
   changes in accounting principles                                                   1,503      1,911      1,654
--------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                            236        471        462
     Deferred                                                                           185        159         89
--------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                         421        630        551
--------------------------------------------------------------------------------------------------------------------
Income before cumulative effects of changes in accounting principles                  1,082      1,281      1,103

Cumulative effect of change in accounting for derivative instruments and
   hedging activities, net of tax                                                        --         (6)        --
Cumulative effect of change in accounting for securitized financial assets,
   net of tax                                                                            --         (3)        --
--------------------------------------------------------------------------------------------------------------------
Net Income                                                                           $1,082     $1,272     $1,103
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-2

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                               2002       2001
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,687 and $2,330 subject to securities
  lending agreements) (cost $35,428; $31,730)                $36,434    $32,072
Equity securities, at fair value (cost $328; $471)               332        472
Mortgage loans                                                 1,985      1,995
Real estate                                                       36         55
Policy loans                                                   1,168      1,208
Short-term securities                                          4,414      3,053
Trading securities, at fair value                              1,531      1,880
Other invested assets                                          4,909      2,485
--------------------------------------------------------------------------------
     Total Investments                                        50,809     43,220
--------------------------------------------------------------------------------

Cash                                                             186        146
Investment income accrued                                        525        487
Premium balances receivable                                      151        137
Reinsurance recoverables                                       4,301      4,163
Deferred acquisition costs                                     3,936      3,461
Separate and variable accounts                                21,620     24,837
Other assets                                                   1,467      1,415
--------------------------------------------------------------------------------
     Total Assets                                            $82,995    $77,866
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $26,634    $22,810
Future policy benefits and claims                             15,009     14,221
Separate and variable accounts                                21,620     24,837
Deferred federal income taxes                                  1,448        409
Trading securities sold not yet purchased, at fair value         598        891
Other liabilities                                              6,051      5,518
--------------------------------------------------------------------------------
     Total Liabilities                                        71,360     68,686
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                         100        100
Additional paid-in capital                                     5,443      3,864
Retained earnings                                              5,638      5,142
Accumulated other changes in equity from nonowner sources        454         74
--------------------------------------------------------------------------------
     Total Shareholder's Equity                               11,635      9,180
--------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity              $82,995    $77,866
================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-3

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------
COMMON STOCK                                           2002       2001       2000
-------------------------------------------------------------------------------------
Balance, beginning of year                              $100       $100       $100
Changes in common stock                                   --         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                    $100       $100       $100
=====================================================================================

-------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-------------------------------------------------------------------------------------
Balance, beginning of year                            $3,864     $3,843     $3,819
Stock option tax benefit (expense)                      (17)         21         24
Capital contributed by parent                          1,596         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,443     $3,864     $3,843
=====================================================================================

-------------------------------------------------------------------------------------
RETAINED EARNINGS
-------------------------------------------------------------------------------------

Balance, beginning of year                            $5,142     $4,342     $4,099
Net income                                             1,082      1,272      1,103
Dividends to parent                                     (586)      (472)      (860)
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,638     $5,142     $4,342
=====================================================================================

-------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Balance, beginning of year                               $74       $104      $(398)
Cumulative effect of accounting for
  derivative instruments and hedging activities,
  net of tax                                              --       (29)         --
Unrealized gains, net of tax                             455         68         501
Foreign currency translation, net of tax                   3         (3)         1
Derivative instrument hedging activity losses,
  net of tax                                             (78)       (66)        --
-------------------------------------------------------------------------------------
Balance, end of year                                    $454      $  74       $104
=====================================================================================

-------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Net income                                            $1,082     $1,272     $1,103
Other changes in equity from nonowner sources            380        (30)       502
-------------------------------------------------------------------------------------
Total changes in equity from nonowner sources         $1,462     $1,242     $1,605
=====================================================================================

-------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-------------------------------------------------------------------------------------
Changes in total shareholders' equity                 $2,455     $  791     $  769
Balance, beginning of year                             9,180      8,389      7,620
-------------------------------------------------------------------------------------
Balance, end of year                                 $11,635     $9,180     $8,389
=====================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-4

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                 2002        2001        2000
---------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $  1,917    $  2,109    $  1,986
     Net investment income received                             2,741       2,430       2,489
     Other revenues received                                      384         867         865
     Benefits and claims paid                                  (1,218)     (1,176)     (1,193)
     Interest credited to contractholders                      (1,220)     (1,159)     (1,046)
     Operating expenses paid                                   (1,022)     (1,000)       (970)
     Income taxes paid                                           (197)       (472)       (490)
     Trading account investments (purchases), sales, net           76         (92)       (143)
     Other                                                       (393)       (227)       (258)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities              1,068       1,280       1,240
---------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                       4,459       3,706       4,257
         Mortgage loans                                           374         455         380
     Proceeds from sales of investments
         Fixed maturities                                      15,472      14,110      10,840
         Equity securities                                        945         112         397
         Real estate held for sale                                 26           6         244
     Purchases of investments
         Fixed maturities                                     (23,623)    (22,556)    (17,836)
         Equity securities                                       (867)        (50)         (7)
         Mortgage loans                                          (355)       (287)       (264)
     Policy loans, net                                             39          41           9
     Short-term securities purchases, net                      (1,320)       (914)       (810)
     Other investments (purchases), sales, net                    (69)        103        (461)
     Securities transactions in course of settlement, net         529       1,086         944
---------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                     (4,390)     (4,188)     (2,307)
---------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                               8,505       8,308       6,022
     Contractholder fund withdrawals                           (4,729)     (4,932)     (4,030)
     Capital contribution by parent                               172          --          --
     Dividends to parent company                                 (586)       (472)       (860)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities              3,362       2,904       1,132
---------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                    40          (4)         65
Cash at December 31, previous year                                146         150          85
---------------------------------------------------------------------------------------------
Cash at December 31, current year                            $    186    $    146    $    150
=============================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-5

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the
Company), is a wholly owned subsidiary of Citigroup Insurance Holding
Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc.
(Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica
Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life
Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National
Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated.

At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers
Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to
Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to
Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 15.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS Effective January 1,
2002, the Company adopted the Financial Accounting Standards Board (FASB)
Statements of Financial Accounting Standards No. 141, "Business Combinations"
(FAS 141) and No. 142, "Goodwill and Other Intangible Assets" (FAS 142). These
standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 6.

                                       F-6

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company stopped amortizing goodwill on January 1, 2002. During 2001, the
Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the twelve months ended December 31,
2001 is as follows:

                                                      Twelve Months
                                                          Ended
     ($ IN MILLIONS)                                December 31, 2001
                                                    -----------------
     Net income:
         Reported net income                             $1,272
         Negative goodwill reversal                          (8)
         Goodwill amortization                                7
                                                         ------
         Adjusted net income                             $1,271
                                                         ======

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted the FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively.

There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted the FASB Statement of Financial
Accounting Standards No. 146, "Accounting for Costs Associated with Exit or
Disposal Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that FAS 146 will materially affect the Company's consolidated financial statements.

                                       F-7

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation - Transition and Disclosure,"
issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   ($ IN MILLIONS)
   -----------------------------------------------------------------------------
   Net income, as reported                         $1,082     $1,272     $1,103
   FAS 123 pro forma adjustments, after tax            (9)       (15)       (19)
   -----------------------------------------------------------------------------
   Net income, pro forma                           $1,073     $1,257     $1,084
   -----------------------------------------------------------------------------

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   -----------------------------------------------------------------------------
   Expected volatility of Citigroup Stock           36.98%     38.31%      41.5%
   Risk-free interest rate                           3.65%      4.42%      6.23%
   -----------------------------------------------------------------------------
   Expected annual dividend per Citigroup share     $0.92      $0.92      $0.78
   -----------------------------------------------------------------------------
   Expected annual forfeiture rate                      7%         5%         5%
   -----------------------------------------------------------------------------

The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46 "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                                       F-8

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $1.3 billion and primarily consists of interests in security and real estate investment funds, and below investment grade asset-backed and mortgage-backed securities, and a collateralized bond obligation. The Company is evaluating the impact of applying FIN 46 to existing VIEs in which it has variable interests and has not yet completed this analysis. However, at this time, it is anticipated that the effect on the Company's Consolidated Balance Sheets could be an increase of less than $1 billion to assets and liabilities. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 4), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these values.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

                                       F-9

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2002 and 2001.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 14.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies. (See Note 12 for a more detailed description of the
Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported on other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

                                       F-10

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company primarily hedges foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

Derivatives that are used to hedge instruments that are carried at fair value, do not qualify or are not designated as hedges, are also carried at fair value with changes in value reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES:

The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses.
Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value

                                       F-11

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the associated risk management strategy. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains and losses.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging available for sale securities were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains and losses. Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains and losses and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: Statement of Financial Accounting Standards No. 60, "Accounting
and Reporting by Insurance Enterprises" (FAS 60), Statement of Financial
Accounting Standards No. 91, "Accounting for Nonrefundable Fees and Costs
Associated with Originating or Acquiring Loans and Initial Direct Costs of
Leases" (FAS 91) and Statement of Financial Accounting Standards No. 97,
"Accounting and Reporting by Insurance Enterprises for Certain Long Duration
Contracts and for Realized Gains and Losses from the Sale of Investments"
(FAS 97).

                                       F-12

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years.

DAC for universal life and COLI are amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per
FAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over
16-25 years.

DAC relating to traditional life, including term insurance, and health insurance are amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 6.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that was recorded in 1993 at the time of acquisition of the Company by Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate.
The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to
18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits;
and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 6.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

                                       F-13

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141, "Business
Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible Assets"
(FAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is regularly reviewed for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis. See Note 6.

Upon adoption of FAS 141 and FAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting
Policies, Accounting Changes.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life,
COLI, pension investment, guaranteed investment contracts (GIC), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 4.1% to 6.6%, with a weighted average interest rate of 4.5%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts.
Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.45% to 10.0% with a weighted average interest rate of 4.9%.

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.1% for these products. Traditional life products include whole life and term insurance.
Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 3.6%. Assumptions established at policy issue as to mortality and persistency are based on the
Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

                                       F-14

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (CONTINUED)

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company had a liability of $22.6 million and $22.3 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.2 million and $4.3 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and
Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

                                       F-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICS and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

STOCK-BASED COMPENSATION

Prior to January 1, 2003, the Company applied Accounting Principles Board
Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB
25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date.
Alternatively, FAS No. 123, "Accounting for Stock-Based Compensation" (FAS 123),
allows companies to recognize compensation expense over the related service period based on the grant date fair value of the stock award.

2.  BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. The proceeds were
$410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain is amortized in relation to anticipated premiums.
After-tax amortization amounted to $20 million, $21 million and $5 million in
2002, 2001 and 2000, respectively. Earned premiums were $24 million, $25 million and $138 million in 2002, 2001 and 2000, respectively.

3.  OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts,

                                       F-16

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

with the result that the deposits collected are reported as liabilities and are not included in revenues.

The PRIMERICA LIFE INSURANCE business segment consolidates the business of
Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL.
The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately
107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long- lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                                       F-17

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2002                                  TRAVELERS LIFE &   PRIMERICA LIFE
 ($ IN MILLIONS)                                             ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   730          $ 1,194          $ 1,924
     Deposits                                                 11,906               --           11,906
                                                             -------          -------          -------
Total business volume                                        $12,636          $ 1,194          $13,830
Net investment income                                          2,646              290            2,936
Interest credited to contractholders                           1,220               --            1,220
Amortization of deferred acquisition costs                       174              219              393
Total expenditures for deferred acquisition costs                556              323              879
Federal income taxes (FIT) on operating income                   325              209              534
Operating income (excludes realized gains or
      losses and the related FIT)                            $   884          $   407          $ 1,291
Segment Assets                                               $74,562          $ 8,433          $82,995
-------------------------------------------------------------------------------------------------------

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2001                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   957          $ 1,145          $ 2,102
     Deposits                                                 13,067               --           13,067
                                                             -------          -------          -------
Total business volume                                        $14,024          $ 1,145          $15,169
Net investment income                                          2,530              301            2,831
Interest credited to contractholders                           1,179               --            1,179
Amortization of deferred acquisition costs                       171              208              379
Total expenditures for deferred acquisition costs                553              298              851
Federal income taxes (FIT) on operating income                   377              209              586
Operating income (excludes realized gains or
      losses and the related FIT)                            $   801          $   399          $ 1,200
Segment Assets                                               $69,836          $ 8,030          $77,866
-------------------------------------------------------------------------------------------------------

                                       F-18

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2000                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   860          $ 1,106          $ 1,966
     Deposits                                                 11,536               --           11,536
                                                             -------          -------          -------
Total business volume                                        $12,396          $ 1,106          $13,502
Net investment income                                          2,450              280            2,730
Interest credited to contractholders                           1,038               --            1,038
Amortization of deferred acquisition costs                       166              181              347
Total expenditures for deferred acquisition costs                520              272              792
Federal income taxes (FIT) on operating income                   381              197              578
Operating income (excludes realized gains or
     losses and the related FIT)                             $   777          $   376          $ 1,153
Segment Assets                                               $62,771          $ 7,522          $70,293
-------------------------------------------------------------------------------------------------------

                                       F-19

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

----------------------------------------------------------------------------------------------
BUSINESS SEGMENT RECONCILIATION:
($ IN MILLIONS)                                          AT AND FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------

BUSINESS VOLUME AND REVENUES                                   2002         2001         2000
----------------------------------------------------------------------------------------------
Total business volume                                       $ 13,830     $ 15,169     $ 13,502
Other revenues, including fee income                             696          644          635
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
                                                            --------     --------     --------
Revenue from external sources                                  2,620        2,746        2,601
Net investment income                                          2,936        2,831        2,730
Realized investment gains (losses)                              (322)         125          (77)
==============================================================================================
      Total revenues                                        $  5,234     $  5,702     $  5,254
==============================================================================================

OPERATING INCOME
----------------------------------------------------------------------------------------------
Total operating income of business segments                 $  1,291     $  1,200     $  1,153
Realized investment gains (losses), net of tax                  (209)          81          (50)
Cumulative effect of change in accounting for
  derivative instruments and hedging activities,
  net of tax                                                      --           (6)          --
Cumulative effect of change in accounting for
  securitized financial assets, net of tax                        --           (3)          --
----------------------------------------------------------------------------------------------
      Income from continuing operations                     $  1,082     $  1,272     $  1,103
==============================================================================================

ASSETS
----------------------------------------------------------------------------------------------
Total assets of business segments                           $ 82,995     $ 77,866     $ 70,293
==============================================================================================

BUSINESS VOLUME AND REVENUES
----------------------------------------------------------------------------------------------
Individual Annuities                                        $  6,307     $  7,166     $  7,101
Group Annuities                                                7,285        8,383        6,563
Individual Life and Health Insurance and COLI                  3,116        2,970        2,550
Other (a)                                                        432          250          576
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
----------------------------------------------------------------------------------------------
      Total revenue                                         $  5,234     $  5,702     $  5,254
==============================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.

The Company's revenue was derived almost entirely from U.S. domestic business.
Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                                       F-20

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

4.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2002                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,975      $   434      $     2      $ 7,407
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and            2,402           39           19        2,422
     authorities
     Obligations of states, municipalities and
     political subdivisions                                   297           22            0          319
     Debt securities issued by foreign governments
                                                              365           30            2          393
     All other corporate bonds                             20,894          982          608       21,268
     Other debt securities                                  4,348          229           66        4,511
     Redeemable preferred stock                               147            1           34          114
--------------------------------------------------------------------------------------------------------
Total Available For Sale                                  $35,428      $ 1,737      $   731      $36,434
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2001                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,654      $   116      $    57      $ 6,713
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and
     authorities                                            1,677            8           63        1,622
     Obligations of states, municipalities and
     political subdivisions                                   108            4            1
                                                                                                     111
     Debt securities issued by foreign governments
                                                              810           46            5          851
     All other corporate bonds                             17,904          482          260       18,126
     Other debt securities                                  4,406          154           86        4,474
     Redeemable preferred stock                               171           12            8          175
--------------------------------------------------------------------------------------------------------
         Total Available For Sale                         $31,730      $   822      $   480      $32,072
--------------------------------------------------------------------------------------------------------

                                       F-21

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Proceeds from sales of fixed maturities classified as available for sale were
$15.5 billion, $14.1 billion and $10.8 billion in 2002, 2001 and 2000, respectively. Gross gains of $741 million, $633 million and $213 million and gross losses of $309 million, $273 million and $407 million in 2002, 2001 and
2000, respectively, were realized on those sales. Additional losses of $639 million, $153 million and $25 million in 2002, 2001 and 2000, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued
throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $5.1 billion and $4.6 billion at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   ---------------------------------------------------------------------------
                                                      AMORTIZED
   ($ IN MILLIONS)                                       COST       FAIR VALUE
   ---------------------------------------------------------------------------
   MATURITY:
        Due in one year or less                         $2,572        $2,605
        Due after 1 year through 5 years                10,162        10,430
        Due after 5 years through 10 years               8,591         8,768
        Due after 10 years                               7,128         7,224
   ---------------------------------------------------------------------------
                                                        28,453        29,027
   ---------------------------------------------------------------------------
        Mortgage-backed securities                       6,975         7,407
   ---------------------------------------------------------------------------
            Total Maturity                             $35,428       $36,434
   ---------------------------------------------------------------------------

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The
Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs classified as available for sale with a fair value of $4.7 billion and $4.5 billion, respectively.
Approximately 35% and 38%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001.
In addition, the Company held $2.6 billion and $2.1 billion of GNMA, FNMA or
FHLMC mortgage-backed pass-through securities at December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-22

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2002 and 2001, the Company held cash collateral of $2.8 billion and $2.4 billion, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

 ---------------------------------------------------------------------------------------------
 EQUITY SECURITIES:                                GROSS UNREALIZED  GROSS UNREALIZED   FAIR
 ($ IN MILLIONS)                            COST         GAINS            LOSSES       VALUE
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2002
      Common stocks                          $48           $9               $7           $50
      Non-redeemable preferred stocks        280            8                6           282
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $328          $17              $13          $332
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2001
      Common stocks                          $96          $11               $6          $101
      Non-redeemable preferred stocks        375            8               12           371
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $471          $19              $18          $472
 ---------------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $945 million, $112 million and
$397 million in 2002, 2001 and 2000, respectively. Gross gains of $8 million,
$10 million and $107 million and gross losses of $4 million, $13 million and $9 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $19 million, $96 million and $7 million in 2002, 2001 and
2000, respectively, were realized due to other-than-temporary losses in value.

MORTGAGE LOANS AND REAL ESTATE

At December 31, 2002 and 2001, the Company's mortgage loan and real estate portfolios consisted of the following:

 ----------------------------------------------------------------------------
 ($ IN MILLIONS)                                        2002          2001
 ----------------------------------------------------------------------------

 Current Mortgage Loans                                $1,941        $1,976
 Underperforming Mortgage Loans                            44            19
 ----------------------------------------------------------------------------
      Total Mortgage Loans                              1,985         1,995
 ----------------------------------------------------------------------------

 Real Estate - Foreclosed                                  17            42
 Real Estate - Investment                                  19            13
 ----------------------------------------------------------------------------
      Total Real Estate                                    36            55
 ----------------------------------------------------------------------------
      Total Mortgage Loans and Real Estate             $2,021        $2,050
 ============================================================================

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

                                       F-23

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        -----------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        -----------------------------------------------------------
        Past Maturity                                    $13
        2003                                             183
        2004                                             156
        2005                                             123
        2006                                             198
        2007                                             135
        Thereafter                                     1,177
        -----------------------------------------------------------
             Total                                    $1,985
        ===========================================================

TRADING SECURITIES

Trading securities of the Company are held in Tribeca Citigroup Investments Ltd.
The assets and liabilities are valued at fair value as follows:

($ IN MILLIONS)                                 Fair value as of      Fair value as of
---------------                                 December 31, 2002     December 31, 2001
                                                -----------------     -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage                     $1,442                $1,798
       Merger arbitrage                                   47                    80
       Other                                              42                     2
                                                      ------                ------
                                                      $1,531                $1,880
                                                      ======                ======
LIABILITIES
    Trading securities sold not yet purchased
       Convertible bond arbitrage                     $  520                $  836
       Merger arbitrage                                   13                    51
       Other                                              65                     4
                                                      ------                ------
                                                      $  598                $  891
                                                      ======                ======

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 12.

                                       F-24

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Investment in Citigroup preferred stock            $3,212           $987
  Partnership investments                             1,269            949
  Real estate joint ventures                            390            520
  Other                                                  38             29
  --------------------------------------------------------------------------
  Total                                              $4,909         $2,485
  --------------------------------------------------------------------------

CONCENTRATIONS

At December 31, 2002 and 2001, the Company had an investment in Citigroup
Preferred Stock of $3.2 billion and $987 million, respectively. See Note 14.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 14.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Electric Utilities                                 $3,979         $3,883
  Finance                                             3,681          1,633
  Banking                                             1,900          1,944
  --------------------------------------------------------------------------

The Company held investments in foreign banks in the amount of $869 million and
$954 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $878 million and $358 million in Electric Utilities at December 31, 2002 and 2001, respectively, and total below investment grade assets were $3.8 billion and $2.3 billion at December 31,
2002 and 2001, respectively.

Included in mortgage loans were the following group concentrations:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  STATE
  California                                           $788           $788

  PROPERTY TYPE
  Agricultural                                       $1,212         $1,131

                                       F-25

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS
Investments included in the consolidated balance sheets that were non-income producing amounted to $58.5 million and $27.7 million at December 31, 2002 and
2001, respectively.

RESTRUCTURED INVESTMENTS
The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2002 and 2001. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2002 and 2001.

NET INVESTMENT INCOME

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  GROSS INVESTMENT INCOME
       Fixed maturities                              $2,359    $2,328    $2,061
       Mortgage loans                                   167       210       223
       Trading                                            9       131       208
       Joint ventures and partnerships                  203        71       150
       Citigroup preferred stock                        178        53        53
       Other, including policy loans                    104       165       184
  -----------------------------------------------------------------------------
  Total gross investment income                       3,020     2,958     2,879
  -----------------------------------------------------------------------------
  Investment expenses                                    84       127       149
  -----------------------------------------------------------------------------
  Net investment income                              $2,936    $2,831    $2,730
  -----------------------------------------------------------------------------

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  REALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                              $(207)     $207     $(219)
       Equity securities                               (15)      (99)       91
       Mortgage loans                                   --         5        27
       Real estate held for sale                         8         3        25
       Derivatives                                     (77)       14        --
       Other                                           (31)       (5)       (1)
  -----------------------------------------------------------------------------
         Total realized investment gains (losses)    $(322)     $125      $(77)
  -----------------------------------------------------------------------------

                                       F-26

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                        2002    2001     2000
  ($ IN MILLIONS)
  ------------------------------------------------------------------------------

  UNREALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                                  $664     $85     $891
       Equity securities                                    3      40     (132)
       Other                                               31     (20)      13
  ------------------------------------------------------------------------------
         Total unrealized investment gains (losses)       698      105     772
  ------------------------------------------------------------------------------
       Related taxes                                      243       37     271
  ------------------------------------------------------------------------------
       Change in unrealized investment gains (losses)     455       68     501
       Balance beginning of year                          171      103    (398)
  ------------------------------------------------------------------------------
         Balance end of year                             $626     $171    $103
  ------------------------------------------------------------------------------

5.  REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance.
Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life, and in excess of $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $321.9 billion and $285.7 billion at December 31, 2002 and 2001.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $231.8 million and $233.3 million in 2002 and
2001, respectively, and earned premiums ceded were $233.8 million and $240.1 million in 2002 and 2001, respectively.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$19.1 billion, of which $12.4 billion or 65% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $4.6 billion at December 31, 2002, of which $3.8 billion or 82% is reinsured. During 2002, substantially all new contracts written were not reinsured.

Through TIC, the Company writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with the insurance subsidiaries of TPC.

                                       F-27

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                              FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                                2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,610      $ 2,848      $ 2,634
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                  (83)        (146)        (195)
     Non-affiliated companies                    (614)        (591)        (465)
-------------------------------------------------------------------------------
Total Net Written Premiums                    $ 1,913      $ 2,112      $ 1,974
===============================================================================

EARNED PREMIUMS                                 2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,652      $ 2,879      $ 2,644
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                 (109)        (180)        (216)
     Non-affiliated companies                    (619)        (598)        (462)
-------------------------------------------------------------------------------
Total Net Earned Premiums                     $ 1,924      $ 2,102      $ 1,966
===============================================================================

Travelers Indemnity Company was an affiliate in 2001, 2000 and for part of 2002.
See Note 15.

Reinsurance recoverables at December 31, 2002 and 2001 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

  REINSURANCE RECOVERABLES                                2002          2001
  -----------------------------------------------------------------------------

  Life and Accident and Health Business:
       Non-affiliated companies                          $2,589        $2,282
  Property-Casualty Business:
       Travelers Indemnity Company                        1,712         1,881
  -----------------------------------------------------------------------------
  Total Reinsurance Recoverables                         $4,301        $4,163
  =============================================================================

Reinsurance recoverables for the life and accident and health business include
$1,351 million and $1,060 million from General Electric Capital Assurance
Company, and also include $472 million and $500 million, from The Metropolitan
Life Insurance Company at December 31, 2002 and 2001, respectively.

6.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by type.

                                       F-28

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

                                Deferred &
                                 Payout      UL &     Traditional Life
 IN MILLIONS OF DOLLARS         Annuities    COLI         & Other        Total
 -------------------------------------------------------------------------------
                               -------------------------------------------------
 Balance December 31, 2000        $ 896      $299        $1,794         $2,989
                               -------------------------------------------------

        Deferred expenses
             and other              385       142           324            851
       Amortization expense        (144)      (11)         (224)          (379)

                               -------------------------------------------------
 Balance December 31, 2001        1,137       430         1,894          3,461

        Deferred expenses
             and other              348       172           348            868
       Amortization expense        (132)      (24)         (237)          (393)

                               -------------------------------------------------
 Balance December 31, 2002       $1,353      $578        $2,005         $3,936
 -------------------------------------------------------------------------------

The value of insurance in force totaled $130 milllion and $144 million at
December 31, 2002 and 2001, respectively, and is included in other assets.
Amortization expense on the value of insurance in force was $25 million and $26 million for the twelve months ended December 31, 2002 and 2001, respectively.
Amortization expense related to the value of insurance in force is estimated to be $20 million in 2003, $18 million in 2004, $16 million in 2005, $13 million in
2006 and $12 million in 2007. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

7.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $38.8 billion and $34.1 billion of life and annuity deposit funds and reserves, respectively. Of that total,
$21.8 billion and $19.1 billion is not subject to discretionary withdrawal based on contract terms. The remaining $17.0 billion and $15.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $5.7 billion and $4.2 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional
$5.5 billion and $5.0 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.8 billion of liabilities are surrenderable without charge.
Approximately 10.0% and 10.2% of these relate to individual life products for
2002 and 2001, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $10.9 billion. The scheduled maturities for these GICs, including interest, are $4.5 billion, $1.5 billion, $1.3 billion, $1.4 billion and $4.0 billion in 2003, 2004, 2005, 2006 and thereafter. These GICs have a weighted average interest rate of 4.81% at December 31, 2002.

                                       F-29

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE

     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,            2002        2001         2000
     ---------------------------------------------------------------------------
     Income before federal income taxes        $1,503      $1,911       $1,654
     Statutory tax rate                            35%         35%         35%
     ---------------------------------------------------------------------------
     Expected federal income taxes                526         669          579
     Tax effect of:
          Non-taxable investment income           (62)        (20)         (19)
          Tax reserve release                     (43)        (18)         (12)
          Other, net                               --          (1)           3
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================
     Effective tax rate                            28%         33%          33%
     ---------------------------------------------------------------------------

     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                          $217        $424         $429
          Foreign                                  19          47           33
     ---------------------------------------------------------------------------
          Total                                   236         471          462
     ---------------------------------------------------------------------------
     Deferred:
          United States                           182         166           96
          Foreign                                   3          (7)          (7)
     ---------------------------------------------------------------------------
          Total                                   185         159           89
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2002, 2001 and
2000 were $(17) million, $21 million and $24 million, respectively.

                                       F-30

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------------------------------------------
($ IN MILLIONS)                                                 2002     2001
--------------------------------------------------------------------------------

Deferred Tax Assets:
  Benefit, reinsurance and other reserves                        $422     $539
  Operating lease reserves                                         57       62
  Employee benefits                                               199      104
  Other                                                           289      158
--------------------------------------------------------------------------------
      Total                                                       967      863
--------------------------------------------------------------------------------

Deferred Tax Liabilities:
  Deferred acquisition costs and value of insurance in force   (1,097)    (968)
  Investments, net                                             (1,180)    (215)
  Other                                                          (138)     (89)
--------------------------------------------------------------------------------
      Total                                                    (2,415)  (1,272)
--------------------------------------------------------------------------------
Net Deferred Tax Liability                                    $(1,448)   $(409)
--------------------------------------------------------------------------------

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                                       F-31

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $256 million, $330 million and $981 million for the years ended December 31, 2002, 2001 and 2000, respectively. The Company's statutory capital and surplus was $6.9 billion and $5.1 billion at December 31,
2002 and 2001, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant
Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on the Company's statutory capital and surplus was not significant.
The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $966 million is available by the end of the year 2003 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TLAC may not pay a dividend to TIC without such approval. Primerica Life may pay up to $148 million to TIC in 2003 without prior approval of the Massachusetts Insurance Department. The Company paid dividends of $586 million, $472 million and $860 million in 2002, 2001 and 2000, respectively.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     ---------------
     Citigroup Series YYY Preferred Stock            $2,225
     TLA Holdings LLC                                   142
     Cash and other assets                              189
     Pension, post-retirement, and post-
           employment benefits payable                 (279)
     Deferred tax assets                                 98
     Deferred tax liabilities                          (779)
                                                     ------
                                                     $1,596

     See Note 15.

                                       F-32

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.  SHAREHOLDER'S EQUITY (CONTINUED)

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                   NET UNREALIZED                                           ACCUMULATED OTHER
                                                   GAIN (LOSS) ON   FOREIGN CURRENCY   DERIVATIVE           CHANGES IN EQUITY
($ IN MILLIONS)                                    INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                   SECURITIES       ADJUSTMENTS        HEDGING ACTIVITIES   SOURCES
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                             $(397)          $  (1)               $  --                $(398)
Unrealized gains on investment securities,
   net of tax of $297                                    451              --                   --                  451
Reclassification adjustment for losses
   included in net income, net of tax of $(27)            50              --                   --                   50
Foreign currency translation adjustment, net
   of tax of $1                                           --               1                   --                    1
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            501               1                   --                  502
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                               104              --                   --                  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14              --                  (43)                 (29)
Unrealized gains on investment securities,
   net of tax of $80                                     149              --                   --                  149
Reclassification adjustment for gains
   included in net income, net of tax of $44             (81)             --                   --                  (81)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --              (3)                  --                   (3)
Derivative instrument hedging activity
   losses, net of tax of $(35)                            --              --                  (66)                 (66)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82              (3)                (109)                 (30)
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186              (3)                (109)                  74
Unrealized gains on investment securities,
   net of tax of $132                                    246              --                   --                  246
Reclassification adjustment for losses
   included in net income, net of tax of $(113)          209              --                   --                  209
Foreign currency translation adjustment, net
   of tax of $2                                           --               3                   --                    3
Derivative instrument hedging activity losses,
net of tax of $(42)                                       --              --                  (78)                 (78)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455               3                  (78)                 380
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                             $ 641           $  --                $(187)               $ 454
-----------------------------------------------------------------------------------------------------------------------------

                                       F-33

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

10.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2002, 2001 and 2000.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed
TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The
Company's share of net expense for this plan was $10 million in 2002, and insignificant in 2001 and 2000.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed
TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The
Company's share of net expense for the other postretirement benefit plans was
$18 million in 2002 and not significant for 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000. See
Note 14.

11.  LEASES

Most leasing functions for the company are administered by a Citigroup subsidiary at December 31, 2002. Net rent expense for the Company was $24 million, $26 million, and $26 million in 2002, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
YEAR ENDING DECEMBER 31,             MINIMUM OPERATING        MINIMUM CAPITAL
($ IN MILLIONS)                       RENTAL PAYMENTS         RENTAL PAYMENTS
--------------------------------------------------------------------------------
2003                                       $ 43                     $ 5
2004                                         42                       5
2005                                         47                       5
2006                                         54                       5
2007                                         54                       6
Thereafter                                  131                      24
--------------------------------------------------------------------------------
Total Rental Payments                      $371                     $50
================================================================================

Future sublease rental income of approximately $66 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease, totaling $164 million, by an affiliate.

                                       F-34

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

12. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS
The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                                       F-35

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different permissible investment. Under credit default swaps, the Company agrees with other parties to receive, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                         Year Ended          Year Ended
   In millions of dollars                December 31, 2002   December 31, 2001
   -----------------------------------------------------------------------------
   Hedge ineffectiveness recognized
       related to fair value hedges           $(18.3)             $(4.1)

   Hedge ineffectiveness recognized
       related to cash flow hedges              14.8               (6.2)

   Net gain recorded in accumulated
       other changes in equity from
       nonowner sources related to net
       investment hedges                        (8.4)               0.8

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31,
2002 is $(27.2) million.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

                                       F-36

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $240.9 million and $212.2 million at
December 31, 2002 and 2001, respectively. The Company had unfunded commitments of $630.0 million and $661.5 million to these partnerships at December 31, 2002 and 2001, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS
The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial
Accounting Standards No. 107, "Disclosure about Fair Value of Financial
Instruments," and therefore are not included in the amounts discussed.

At December 31, 2002 and 2001, investments in fixed maturities had a carrying value and a fair value of $36.4 billion and $32.1 billion, respectively. See
Notes 1 and 4.

At December 31, 2002, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.2 billion and at year-end 2001 had a carrying value of $2.0 billion and a fair value of $2.1 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative
Preferred Stock Series YYY, carried at cost of $2,225 million at December 31,
2002, acquired as a contribution from TPC. This Series YYY preferred stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after
February 27, 2022. Dividends totaling $125 million were received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative
Preferred Stock Series YY, carried at cost of $987 million at December 31, 2002 and 2001. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during 2002, 2001 and 2000, respectively.
There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $12.5 billion and a fair value of $13.3 billion, compared with a carrying value and a fair value of $9.5 billion and $10.0 billion at December
31, 2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002, compared with a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001. These contracts generally are valued at surrender value.

The carrying values of $321 million and $495 million of financial instruments classified as other assets approximated their fair values at December 31, 2002 and 2001, respectively. The carrying value of $1.5 billion of financial instruments classified as other liabilities at both December 31, 2002 and 2001 also approximated their fair values at both December 31, 2002 and 2001. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

                                       F-37

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

13. COMMITMENTS AND CONTINGENCIES

LITIGATION

TIC and its subsidiaries are defendants or co-defendants in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

14. RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the
Company as of December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The
Company paid Citigroup and its subsidiaries $56.9 million and $43.6 million in
2002 and 2001, respectively, for these services. The Company paid TPC $33.6 million and $30.0 million in 2002 and 2001, respectively, for these services.
The amounts due from affiliates related to these services, included in other assets at December 31, 2002, were insignificant and in 2001 were $88.2 million.
See Note 15.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately $4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $3.8 billion and $2.6 billion at December 31, 2002 and 2001, respectively, and is included in short-term securities in the consolidated balance sheets.

                                       F-38

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB for $267.1 million and $413.5 million, respectively.

Included in other invested assets is a $3.2 billion and $987 million investment in Citigroup preferred stock at December 31, 2002 and 2001, respectively, carried at cost. Dividends received on these investments were $178 million in
2002, and $53 million in each of 2001 and 2000.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $186.1 million and $310.9 million at December 31, 2002 and 2001, respectively. Income of $99.7 million, $65.5 million and $67.0 million was earned on these investments in 2002, 2001 and 2000, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million at both
December 31, 2002 and 2001. Income (loss) of $0, $(41.6) million and $8.1 million were earned on this investment in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.0 billion, $1.5 billion, and $1.8 billion in 2002, 2001 and
2000, respectively. Life premiums were $109.7 million, $96.5 million and $77.0 million in 2002, 2001 and 2000, respectively.

The Company also markets individual annuity and life insurance through
CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet
Retirement Services, LLC were $1.6 billion in each of 2002 and 2001 and $1.8 billion in 2000.

The Company markets individual annuity products through an affiliate Citibank,
N.A. (Citibank). Deposits received from Citibank were $303 million, $564 million and $392 million in 2002, 2001 and 2000, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $787 million, $901 million and $1.03 billion of individual annuities in 2002, 2001 and 2000, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon
U.S. gross direct premiums received by Primerica Life. In each of 2002, 2001, and 2000 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property casualty subsidiaries of TPC. See Note 15.

                                       F-39

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2002, 2001 and 2000.

The Company also participates in the Citigroup Capital Accumulation Program.
Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The
Company's charge to income for this program was insignificant in 2002, 2001 and
2000.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included with other assets in the Consolidated Balance
Sheet and is recognized as a charge to income ratably over the vesting period.
The Company's charge to income was insignificant during 2002, 2001 and 2000.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and
related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

                                       F-40

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

15.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, Travelers Property Casualty Corp. (TPC), the Company's parent at December 31, 2001, completed its initial public offering (IPO). On August 20,
2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o    The common stock of the Company was distributed by TPC to CIHC so the
          Company would remain an indirect wholly owned subsidiary of Citigroup.

     o    The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o    TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o    The Company assumed pension, post-retirement and post-employment benefits payable to all inactive employees of the former Travelers
          Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities.

     o    The Company received 2,225 shares of Citigroup's 6.767% Cumulative
          Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. At December 31, 2002, the Company still receives certain services from
TPC on a contract basis. The Company paid TPC $33.6 million and $30.0 million in
2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million,
$194 million and $191 million for 2002, 2001 and 2000, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity,"
"The Travelers Insurance Company," "The Travelers Life and Annuity Company" and
related names in connection with the Company's business.

                                       F-41

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

16.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

-----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                          2002         2001         2000
($ IN MILLIONS)
-----------------------------------------------------------------------------------------

Net Income                                             $ 1,082      $ 1,281      $ 1,103
Adjustments to reconcile net income to net
cash provided by operating activities:
Realized (gains) losses                                    322         (125)          77
Deferred federal income taxes                              185          159           89
Amortization of deferred policy acquisition
costs                                                      393          379          347
Additions to deferred policy acquisition costs            (878)        (851)        (792)
Investment income                                         (119)        (493)        (384)
Premium balances                                            (7)           7           20
Insurance reserves and accrued expenses                    493          686          559
Other                                                     (403)         237          221
----------------------------------------------------------------------------------------
Net cash provided by operations                        $ 1,068      $ 1,280      $ 1,240
----------------------------------------------------------------------------------------

17.  NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the contribution of $2,225 million of Citigroup YYY preferred stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                                       F-42

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                              PAGE
The Travelers Insurance Company and Subsidiaries

     Independent Auditors' Report                                                              F-1

     Consolidated Statements of Income                                                         F-2

     Consolidated Balance Sheets                                                               F-3

     Consolidated Statements of Changes In Shareholder's Equity                                F-4

     Consolidated Statements of Cash Flows                                                     F-5

     Notes to Consolidated Financial Statements                                                F-6

Independent Auditors' Report                                                                  F-44

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002          F-45

Schedule III - Supplementary Insurance Information 2000-2002                                  F-46

Schedule IV - Reinsurance 2000-2002                                                           F-47

All other schedules are inapplicable for this filing.

                                      F-43

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 21, 2003, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and
2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in
2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-44

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                                    AMOUNT SHOWN IN
                                                                 COST       VALUE     BALANCE SHEET(1)
------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           Authorities                                         $ 6,416     $ 6,658       $ 6,658
         States, municipalities and political subdivisions         297         319           319
         Foreign governments                                       365         393           393
         Public utilities                                        3,261       3,149         3,149
         Convertible bonds and bonds with warrants attached        263         269           269
         All other corporate bonds                              24,679      25,532        25,532
------------------------------------------------------------------------------------------------------
              Total Bonds                                       35,281      36,320        36,320
     Redeemable preferred stocks                                   147         114           114
------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                 35,428      36,434        36,434
------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                       10          10            10
         Industrial, miscellaneous and all other                    38          40            40
------------------------------------------------------------------------------------------------------
              Total Common Stocks                                   48          50            50
     Nonredeemable preferred stocks                                280         282           282
------------------------------------------------------------------------------------------------------
         Total Equity Securities                                   328         332           332
------------------------------------------------------------------------------------------------------

Mortgage Loans                                                   1,985                     1,985
Real Estate Held For Sale                                           36                        36
Policy Loans                                                     1,168                     1,168
Short-Term Securities                                            4,414                     4,414
Trading Securities                                               1,531                     1,531
Other Investments(2,3,4)                                         1,382                     1,382
------------------------------------------------------------------------------------------------------
         Total Investments                                     $46,272                   $47,282
======================================================================================================

(1)  Determined in accordance with methods described in Notes 1 and 4 of the
     Notes to Consolidated Financial Statements.

(2)  Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 14 of
     Notes to Consolidated Financial Statements.

(3)  Also excludes $315 million fair value of investment in affiliated partnership interests.

(4)  Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-45

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)

----------------------------------------------------------------------------------------------------------------------------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,        OTHER POLICY
                                       POLICY          LOSSES, CLAIMS   CLAIMS AND                      NET             BENEFITS,
                                       ACQUISITION     AND LOSS         BENEFITS         PREMIUM        INVESTMENT      CLAIMS AND
                                       COSTS           EXPENSES(1)      PAYABLE          REVENUE        INCOME          LOSSES(2)
----------------------------------------------------------------------------------------------------------------------------------

                       2002
                       ----
Travelers Life & Annuity                $2,043           $37,774             $461          $  730         $2,646        $2,404
Primerica Life                           1,893             3,261              147           1,194            290           527
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
==================================================================================================================================

                       2001
                       ----
Travelers Life & Annuity                $1,672           $33,475             $368           $ 957         $2,530        $2,534
Primerica Life                           1,789             3,044              144           1,145            301           507
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,461           $36,519             $512          $2,102         $2,831        $3,041
==================================================================================================================================

                       2000
                       ----
Travelers Life & Annuity                $1,291           $29,377             $321           $ 860         $2,450        $2,294
Primerica Life                           1,698             2,856              140           1,106            280           496
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $2,989           $32,233             $461          $1,966         $2,730        $2,790
==================================================================================================================================

----------------------------------------------

   AMORTIZATION OF
   DEFERRED POLICY   OTHER
   ACQUISITION       OPERATING       PREMIUMS
   COSTS             EXPENSES         WRITTEN
----------------------------------------------

      $174             $190           $  729
       219              217            1,184
----------------------------------------------
      $393             $407           $1,913
==============================================

      $171             $154           $  955
       208              217            1,157
----------------------------------------------
      $379             $371           $2,112
==============================================

      $166             $233           $  859
       181              230            1,115
----------------------------------------------
      $347             $463           $1,974
==============================================

(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                                       F-46

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

--------------------------------------------------------------------------------------------------------
                                                                    ASSUMED                   PERCENTAGE
                                                     CEDED TO        FROM                     OF AMOUNT
                                        GROSS          OTHER         OTHER         NET         ASSUMED
                                        AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
--------------------------------------------------------------------------------------------------------

2002
----
Life Insurance In Force                $549,066      $321,940      $  3,568      $230,694        1.5%
Premiums:
     Life insurance                    $  2,227           377      $     --      $  1,850         --
     Accident and health insurance          316           242            --            74         --
     Property casualty                      109           109            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,652      $    728      $     --      $  1,924         --
                                       ========      ========      ========      ========       ====

2001
----
Life Insurance In Force                $510,457      $285,696      $  3,636      $228,397        1.6%
Premiums:
     Life insurance                    $  2,378      $    352      $     --      $  2,026         --
     Accident and health insurance          321           246             1            76         --
     Property casualty                      180           180            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,879      $    778      $      1      $  2,102         --
                                       ========      ========      ========      ========       ====

2000
----
Life Insurance In Force                $480,958      $252,498      $  3,692      $232,152        1.6%
Premiums:
     Life insurance                    $  2,106      $    330      $     --      $  1,776         --
     Accident and health insurance          322           132            --           190         --
     Property casualty                      216           216            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,644      $    678      $     --      $  1,966         --
                                       ========      ========      ========      ========       ====

                                       F-47

PART C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Statement of Investments as of December 31, 2002
Notes to Financial Statements

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the Reports of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000
Consolidated Balance Sheets as of December 31, 2002 and 2001
Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000
Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Consolidated Financial Statements

(b)	Exhibits

Exhibit Number	Description

1.	Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed November 13, 1997.)

2.	Not Applicable.

3(a)	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

3(b)	Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

4(a).	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

4(b).	Variable Annuity Contract. Filed herewith.

4(c).	Enhanced Stepped-Up Provision Riders. Filed herewith.

4(d).	Standard Death Benefit Endorsement. Filed herewith.

4(e).	Annual Stepped-Up Death Benefit Endorsement A. Filed herewith.

4(f).	Guaranteed Minimum Withdrawal Rider. Filed herewith.

4(g).	Spousal Continuation Rider. Filed herewith.

4(h).	Planned Death Benefit Rider. Filed herewith.

4(i).	Fixed Account Interest Rate Endorsement. Filed herewith.

5.	Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed on June 9, 2003.

Exhibit Number	Description

6(a)	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, filed November 13, 1997.)

6(b)	By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, filed November 13, 1997.)

7.	Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8.	Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

9(a).	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed November 13, 1997.)

9(b).	Opinion of Counsel as to the legality of securities being registered. Filed herewith

10.	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11.	Not applicable.

12.	Not applicable.

13.(a)	Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

13.(b)	Computation of Total Return Calculations - Standardized and Non-Standardized. Filed herewith.

15.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 12, 2000.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement filed April 10, 2001.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (incorporated herein by reference to exhibit 15 to Post-Effective Amendment No. 5 to the Registration Statement filed April 24, 2002.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*	Director and Executive Vice President

Edward W. Cassidy*	Senior Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss*	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Mark Remington*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

Principal Business Address:
*	The Travelers Insurance Company One Cityplace Hartford, CT 06103-3415	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10022

***	Travelers Financial Distributors 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract Owners

As of May 31, 2003, 1,624 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.	Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes (“C.G.S.”) regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation’s obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by i t is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers F und UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuitie s, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)	Not Applicable

Item 30.	Location of Accounts and Records

(1)	The Travelers Insurance Company One Cityplace Hartford, Connecticut 06103-3415

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a).	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 11th day of June, 2003.

THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
(Registrant)

THE TRAVELERS INSURANCE COMPANY
(Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 11th day of June 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*By:    /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
4(b).	Variable Annuity Contract.	Electronically
4(c).	Enhanced Stepped-Up Provisions Rider.	Electronically
4(d).	Standard Death Benefit Rider.	Electronically
4(e).	Annual Stepped-Up Death Benefit Endorsement A.	Electronically
4(f).	Guaranteed Minimum Withdrawal Rider.	Electronically
4(g).	Spousal Continuation Rider.	Electronically
4(h).	Planned Death Benefit Rider.	Electronically
4(i).	Fixed Account Interest Rate Endorsement.	Electronically
9(b).	Opinion of Counsel as to the legality of securities registered.	Electronically
10.	Consent of KPMG LLP, Independent Auditors.	Electronically
13(b).	Computation of Total Return Calculations – Standardized and Non-Standardized.	Electronically